UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Apollo Multi-Asset Income Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Broadcasting – 0.0%
Cumulus Media, Inc., Class A (A)	—	*	$4

Cable & Satellite – 0.0%
Altice N.V., Class A (A)(B)(C)	9		17
Altice USA, Inc., Class A	4		62

			79

Integrated Telecommunication Services – 1.7%
Orange S.A. (B)	229		3,713
Verizon Communications, Inc.	68		3,849

			7,562

Wireless Telecommunication Service – 0.1%
SBA Communications Corp. (A)	2		349

Total Communication Services – 1.8%			7,994
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(D)	1		19

Apparel, Accessories & Luxury Goods – 0.4%
LVMH Moet Hennessy – Louis Vuitton (B)	6		1,727

Education Services – 0.0%
Laureate Education, Inc., Class A (A)	11		163

Footwear – 0.4%
ANTA Sports Products Ltd. (B)	371		1,776

Home Improvement Retail – 0.4%
Home Depot, Inc. (The)	10		1,708

Homebuilding – 0.3%
Bellway plc (B)	44		1,424

Hotels, Resorts & Cruise Lines – 0.1%
Studio City International Holdings Ltd. ADR (A)	35		593

Total Consumer Discretionary – 1.6%			7,410
Consumer Staples

Household Products – 1.0%
Procter & Gamble Co. (The)	45		4,175

Hypermarkets & Super Centers – 0.7%
Wal-Mart Stores, Inc.	32		2,963

Packaged Foods & Meats – 1.6%
Marine Harvest ASA (B)	78		1,649
Nestle S.A., Registered Shares (B)	65		5,281

			6,930

Personal Products – 0.8%
Unilever plc (B)	70		3,672

Tobacco – 1.0%
British American Tobacco plc (B)	64		2,049
Philip Morris International, Inc.	36		2,378

			4,427

Total Consumer Staples – 5.1%			22,167
Energy

Integrated Oil & Gas – 4.6%
Chevron Corp.	45		4,863
PJSC LUKOIL ADR (A)(B)	28		1,993
Royal Dutch Shell plc, Class A (B)	212		6,246
Suncor Energy, Inc.	84		2,337
Total S.A. (B)	98		5,151

			20,590

Oil & Gas Exploration & Production – 0.4%
CNOOC Ltd. (B)	1,170		1,802

Total Energy – 5.0%			22,392
Financials

Asset Management & Custody Banks – 0.4%
3i Group plc (B)	172		1,692

Diversified Banks – 4.0%
Banco Santander S.A. (B)	543		2,464
Bank of Montreal (B)	48		3,125
BNP Paribas S.A. (B)	69		3,100
BOC Hong Kong (Holdings) Ltd. (B)	788		2,926
Bumiputra-Commerce Holdings Berhad (B)	1,488		2,055
DBS Group Holdings Ltd. (B)	123		2,142
ING Groep N.V., Certicaaten Van Aandelen (B)	170		1,832

			17,644

Other Diversified Financial Services – 0.4%
JPMorgan Chase & Co.	16		1,606

Property & Casualty Insurance – 0.9%
Tokio Marine Holdings, Inc. (B)	83		3,929

Regional Banks – 0.4%
KeyCorp	107		1,586

Total Financials – 6.1%			26,457
Health Care

Health Care Equipment – 0.7%
Medtronic plc	35		3,146

Pharmaceuticals – 4.1%
AbbVie, Inc.	29		2,676
AstraZeneca plc (B)	55		4,121
Concordia International Corp. (A)(B)	6		110
Pfizer, Inc.	149		6,523
Roche Holdings AG, Genusscheine (B)	20		4,998

			18,428

Total Health Care – 4.8%			21,574
Industrials

Aerospace & Defense – 2.2%
BAE Systems plc (B)	495		2,894
Lockheed Martin Corp.	17		4,343
United Technologies Corp.	25		2,658

			9,895

Building Products – 0.4%
Compagnie de Saint-Gobain (B)	52		1,714

Construction & Engineering – 0.8%
Vinci (B)	41		3,370

Electrical Components & Equipment – 0.4%
Eaton Corp.	26		1,787

Industrial Conglomerates – 0.6%
Koninklijke Philips Electronics N.V., Ordinary Shares (B)	80		2,822

Total Industrials – 4.4%			19,588
Information Technology

Semiconductor Equipment – 0.4%
Tokyo Electron Ltd. (B)	15		1,670

Semiconductors – 1.1%
Intel Corp.	108		5,064

Systems Software – 0.7%
Microsoft Corp.	30		3,066

Technology Hardware, Storage & Peripherals – 0.7%
Samsung Electronics Co. Ltd. (B)	90		3,146

Total Information Technology – 2.9%			12,946
Materials

Construction Materials – 0.3%
CRH plc (B)	58		1,542

Diversified Chemicals – 1.1%
Dow Chemical Co. (The)	30		1,597
Eastman Chemical Co.	41		2,963

			4,560

Diversified Metals & Mining – 0.6%
Anglo American plc (B)	127		2,847

Forest Products – 0.0%
Weyerhaeuser Co.	9		198

Paper Products – 0.4%
Mondi plc (B)	82		1,705

Total Materials – 2.4%			10,852
Real Estate

Diversified Real Estate Activities – 1.1%
CoreSite Realty Corp.	3		248
Heiwa Real Estate Co. Ltd. (B)	30		483
MCUBS MidCity Investment Corp. (B)	—	*	112
Mitsubishi Estate Co. Ltd. (B)	100		1,576
Mitsui Fudosan Co. Ltd. (B)	25		251
Mitsui Fudosan Co. Ltd. (B)	52		1,144
Nomura Real Estate Holdings, Inc. (B)	12		213
Sun Hung Kai Properties Ltd. (B)	76		1,077

			5,104

Diversified REITs – 0.8%
Activia Properties, Inc. (B)	—	*	187
Cominar Real Estate Investment Trust (B)	9		77
Dexus (B)	67		503
Gecina (B)	2		276
GPT Group (B)	111		416

H&R Real Estate Investment Trust (B)	9		143
Kenedix Office Investment Corp. (B)	—	*	25
Land Securities Group plc (B)	71		731
Lar Espana Real Estate Socimi S.A. (B)	22		185
Merlin Properties Socimi S.A. (B)	18		217
NSI N.V. (B)	4		172
VEREIT, Inc.	56		398

			3,330

Health Care REITs – 0.5%
Healthcare Trust of America, Inc., Class A	15		376
National Health Investors, Inc.	5		387
Welltower, Inc.	21		1,459

			2,222

Hotel & Resort REITs – 0.3%
Park Hotels & Resorts, Inc.	19		500
Pebblebrook Hotel Trust	13		371
RLJ Lodging Trust	29		477

			1,348

Industrial REITs – 0.4%
Duke Realty Corp.	18		465
First Industrial Realty Trust, Inc.	7		216
ITOCHU Advance Logistics Investment Corp. (B)	—	*	235
ProLogis, Inc.	7		399
Safestore Holdings plc (B)	10		64
SEGRO plc (B)	45		339
Warehouses De Pauw Comm VA (B)	—	*	32

			1,750

Office REITs – 1.1%
Alexandria Real Estate Equities, Inc.	5		590
alstria office AG (B)	10		143
Boston Properties, Inc.	8		941
Daiwa Office Investment Corp. (B)	—	*	315
Derwent London plc (B)	10		358
Global One Corp. (B)	—	*	230
Great Portland Estates plc (B)	54		452
Hibernia REIT plc (B)	148		213
ORIX JREIT, Inc. (B)	—	*	334
SL Green Realty Corp.	6		462
Vornado Realty Trust	17		1,030

			5,068

Real Estate Development – 0.0%
City Developments Ltd. (B)	12		73

Real Estate Operating Companies – 0.9%
Capital & Counties Properties plc (B)	26		76
First Capital Realty, Inc. (B)	6		88
Hang Lung Properties Ltd. (B)	305		579
Hufvudstaden AB (B)	18		284
Keihanshin Building Co. Ltd. (B)	37		280
PSP Swiss Property Ltd., Registered Shares (B)	1		97
Shurgard Self Storage Europe S.a.r.l. (A)(B)	9		238
Swire Properties Ltd. (B)	311		1,092
Vonovia SE (B)	22		981
Wihlborgs Fastigheter AB (B)	31		359

			4,074

Residential REITs – 1.2%
American Campus Communities, Inc.	16		643
American Homes 4 Rent (B)	35		692
AvalonBay Communities, Inc.	9		1,638
AvalonBay Communities, Inc.	8		150
Equity Lifestyle Properties, Inc.	4		367
Equity Residential	22		1,482
Irish Residential Properties REIT plc (B)	139		215
Northview Apartment REIT (B)	2		29

			5,216

Retail REITs – 1.8%
Brixmor Property Group, Inc.	37		550
Choice Properties REIT (B)	13		105
Link (The) (B)	156		1,578
Macerich Co. (The)	7		315
Mapletree Commercial Trust (B)	19		23
National Retail Properties, Inc.	8		391
Regency Centers Corp.	13		755
Scentre Group (B)	375		1,030
Simon Property Group, Inc.	10		1,596
Taubman Centers, Inc.	11		491
Unibail-Rodamco-Westfield (B)	6		899
Vicinity Centres (B)	131		240

			7,973

Specialized REITs – 0.9%
Big Yellow Group plc (B)	22	244
Chartwell Retirement Residences (B)	8	78
Crown Castle International Corp.	6	625
CubeSmart	27	763
Digital Realty Trust, Inc.	2	225
Equinix, Inc.	1	326
Public Storage, Inc.	7	1,474
VICI Properties, Inc.	26	497

		4,232

Total Real Estate – 9.0%		40,390
Utilities

Electric Utilities – 1.7%
ENEL S.p.A. (B)	648	3,756
Exelon Corp.	83	3,731

		7,487

Water Utilities – 0.5%
Guangdong Investment Ltd. (B)	1,172	2,264

Total Utilities – 2.2%		9,751

TOTAL COMMON STOCKS – 45.3%		$201,521
(Cost: $200,789)

INVESTMENT FUNDS
Registered Investment Companies – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF (C)	72	5,873

TOTAL INVESTMENT FUNDS – 1.3%		$5,873
(Cost: $6,166)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(D)(E)	233	21

Total Consumer Staples – 0.0%		21
Energy

Oil & Gas Exploration & Production – 0.3%
Targa Resources Corp., 9.500% (A)(E)	1	1,358

Total Energy – 0.3%		1,358

TOTAL PREFERRED STOCKS – 0.3%		$1,379
(Cost: $1,520)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps), 5.936%, 7–15–26 (F)(G)	$600	587
Anchorage Credit Funding Ltd., Series 2015-2A, Class D, 7.300%, 1–25–31 (F)	600	597
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps), 10.219%, 7–20–28 (G)	650	647
Crown Point CLO Ltd., Series 2018-5A, Class E (3-Month U.S. LIBOR plus 565 bps), 8.099%, 7–17–28 (F)(G)	250	225
Eaton Vance CDO Ltd., Series 2013-1A, Class CR (3-Month U.S. LIBOR plus 425 bps), 6.686%, 1–15–28 (F)(G)	2,290	2,285
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps), 8.783%, 7–23–31 (F)(G)	750	671
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps), 5.990%, 10–25–30 (F)(G)	1,000	971
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps), 6.018%, 11–13–31 (F)(G)	1,200	1,112

OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps), 8.589%, 10–20–31 (F)(G)		500	452
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps), 6.369%, 10–20–30 (F)(G)		750	735
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps), 8.369%, 7–20–31 (F)(G)		500	448

TOTAL ASSET-BACKED SECURITIES – 1.7%			$8,730
(Cost: $9,003)

CORPORATE DEBT SECURITIES
Communication Services

Advertising – 0.1%
Acosta, Inc., 7.750%, 10–1–22 (F)		977	181
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24		300	295

			476

Alternative Carriers – 0.1%
Consolidated Communications Finance II Co., 6.500%, 10–1–22		415	365

Broadcasting – 0.4%
Clear Channel International B.V., 8.750%, 12–15–20 (F)		125	126
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22		500	495
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20		227	223
Nexstar Escrow Corp., 5.625%, 8–1–24 (F)		53	49
Radio One, Inc. (GTD by TV One LLC), 7.375%, 4–15–22 (F)		567	536
Sirius XM Radio, Inc., 4.625%, 5–15–23 (F)		442	423

			1,852

Cable & Satellite – 3.5%
Altice Financing S.A.:
6.625%, 2–15–23 (F)		987	947
7.500%, 5–15–26 (F)		1,600	1,460
Altice France S.A.:
7.375%, 5–1–26 (F)		1,122	1,029
8.125%, 2–1–27 (F)		1,200	1,131
Altice S.A.:
7.250%, 5–15–22 (F)(H)	EUR	250	266
7.750%, 5–15–22 (C)(F)		$2,781	2,531
6.250%, 2–15–25 (F)(H)	EUR	250	227
7.625%, 2–15–25 (F)		$1,006	752
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (F)		446	435
5.500%, 5–15–26 (F)		600	566
Block Communications, Inc., 6.875%, 2–15–25 (F)		111	111
CCO Holdings LLC and CCO Holdings Capital Corp., 5.000%, 2–1–28 (F)		726	668
CSC Holdings LLC, 5.375%, 2–1–28 (F)		880	809
DISH DBS Corp.:
5.875%, 7–15–22		1,000	920
5.875%, 11–15–24		335	270
7.750%, 7–1–26		498	412
Intelsat Jackson Holdings S.A., 9.500%, 9–30–22 (F)		926	1,056
Neptune Finco Corp.:
6.625%, 10–15–25 (F)		225	228
10.875%, 10–15–25 (F)		400	449
VTR Finance B.V., 6.875%, 1–15–24 (F)		1,766	1,766

			16,033

Integrated Telecommunication Services – 1.4%
Frontier Communications Corp.:
6.875%, 1–15–25 (C)		860	437
11.000%, 9–15–25 (C)		1,409	877
8.500%, 4–1–26 (F)		550	481
GCI, Inc., 6.875%, 4–15–25		840	815
Olympus Merger Sub, Inc., 8.500%, 10–15–25 (F)		2,588	2,032
Sprint Corp.:
7.875%, 9–15–23		649	666
7.125%, 6–15–24		500	495
7.625%, 3–1–26		336	332

			6,135

Movies & Entertainment – 0.1%
WMG Acquisition Corp., 5.500%, 4–15–26 (F)		330	315

Publishing – 0.1%
E.W. Scripps Co., 5.125%, 5–15–25 (F)		61	56
MDC Partners, Inc., 6.500%, 5–1–24 (F)		688	626

			682

Wireless Telecommunication Service – 0.2%
Digicel Group Ltd.:
8.250%, 9–30–20 (F)		400	270
7.125%, 4–1–22 (F)		211	98
Digicel Ltd., 6.750%, 3–1–23 (F)		200	158
Sable International Finance Ltd., 6.875%, 8–1–22 (F)		409	418

			944

Total Communication Services – 5.9%			26,802
Consumer Discretionary

Automotive Retail – 0.1%
Allison Transmission, Inc., 5.000%, 10–1–24 (F)		136	131
Penske Automotive Group, Inc., 5.500%, 5–15–26 (C)		136	126
Sonic Automotive, Inc., 5.000%, 5–15–23		623	565

			822

Casinos & Gaming – 0.9%
Everi Payments, Inc., 7.500%, 12–15–25 (F)		731	692
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (F)		446	453
Golden Nugget, Inc.:
6.750%, 10–15–24 (F)		1,045	985
8.750%, 10–1–25 (F)		180	173
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC, 7.000%, 7–15–26 (F)		431	419
Studio City Finance Ltd., 8.500%, 12–1–20 (F)		345	345
Wynn Macau Ltd.:
4.875%, 10–1–24 (F)		200	178
5.500%, 10–1–27 (F)		409	356

			3,601

Education Services – 0.7%
Laureate Education, Inc., 8.250%, 5–1–25 (F)		2,931	3,078

Homebuilding – 0.2%
K Hovnanian Enterprises, Inc., 10.000%, 7–15–22 (F)		915	801

Hotels, Resorts & Cruise Lines – 0.1%
Boyne USA, Inc., 7.250%, 5–1–25 (F)		426	440

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27		356	336

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10–15–25 (F)		831	764

Specialized Consumer Services – 0.2%
Klesia Prevoyance, 5.375%, 12–8–26 (H)	EUR	200	237
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10–1–21 (F)		$400	396
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (F)		148	141

			774

Specialty Stores – 0.4%
Arch Merger Sub, Inc., 8.500%, 9–15–25 (F)		1,289	1,163
Cumberland Farms, Inc., 6.750%, 5–1–25 (F)		328	331
Party City Holdings, Inc., 6.625%, 8–1–26 (C)(F)		320	291
PetSmart, Inc., 5.875%, 6–1–25 (F)		49	35

			1,820

Total Consumer Discretionary – 2.9%			12,436
Consumer Staples

Food Distributors – 0.2%
Performance Food Group, Inc., 5.500%, 6–1–24 (F)		472	457
U.S. Foods, Inc., 5.875%, 6–15–24 (F)		529	514

			971

Packaged Foods & Meats – 1.2%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (F)		741	726
5.750%, 6–15–25 (F)		749	716
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2–15–28 (F)		585	570
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (F)		153	144
5.875%, 9–30–27 (F)		550	499

Post Holdings, Inc.:
5.500%, 3–1–25 (F)		143	138
5.000%, 8–15–26 (F)		220	200
5.750%, 3–1–27 (F)		973	912
Sigma Holdco B.V., 7.875%, 5–15–26 (F)		338	292
Simmons Foods, Inc.:
7.750%, 1–15–24 (C)(F)		274	275
5.750%, 11–1–24 (F)		1,826	1,297

			5,769

Total Consumer Staples – 1.4%			6,740
Energy

Oil & Gas Drilling – 0.4%
Ensco plc, 7.750%, 2–1–26		443	328
KCA Deutag UK Finance plc, 7.250%, 5–15–21 (F)		1,000	810
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (F)(I)		1,400	708

			1,846

Oil & Gas Equipment & Services – 0.3%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (F)		567	483
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5–1–24 (F)		372	314
Nine Energy Service, Inc., 8.750%, 11–1–23 (F)		311	295
SESI LLC, 7.125%, 12–15–21		155	132

			1,224

Oil & Gas Exploration & Production – 1.4%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (F)		515	289
Chesapeake Energy Corp.:
7.000%, 10–1–24 (C)		742	642
8.000%, 1–15–25 (C)		67	59
Crownrock L.P., 5.625%, 10–15–25 (F)		1,255	1,130
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (F)		438	449
5.750%, 1–30–28 (F)		319	325
Extraction Oil & Gas, Inc., 5.625%, 2–1–26 (F)		601	439
Laredo Petroleum, Inc., 6.250%, 3–15–23		142	128
Moss Creek Resources Holdings, Inc., 7.500%, 1–15–26 (F)		1,005	869
Parsley Energy LLC and Parsley Finance Corp., 5.625%, 10–15–27 (F)		293	266
Sanchez Energy Corp., 7.250%, 2–15–23 (C)(F)		111	91
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (F)		971	961
5.375%, 9–30–25 (F)		419	375
Ultra Resources, Inc., 6.875%, 4–15–22 (F)		240	84
Whiting Petroleum Corp., 6.625%, 1–15–26		222	190

			6,297

Oil & Gas Refining & Marketing – 0.5%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24		163	152
6.375%, 7–1–26 (C)		64	59
Comstock Escrow Corp., 9.750%, 8–15–26 (F)		1,809	1,529
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5–1–24 (F)		105	47
8.000%, 2–15–25 (C)(F)		221	91
7.750%, 5–15–26 (F)		323	286
QEP Resources, Inc., 5.625%, 3–1–26 (C)		269	223

			2,387

Total Energy – 2.6%			11,754
Financials

Consumer Finance – 0.3%
CURO Group Holdings Corp., 8.250%, 9–1–25 (F)		533	418
Quicken Loans, Inc., 5.750%, 5–1–25 (F)		900	842

			1,260

Financial Exchanges & Data – 0.4%
Financial & Risk U.S. Holdings, Inc.:
6.250%, 5–15–26 (F)		423	408
8.250%, 11–15–26 (F)		1,395	1,275

			1,683

Insurance Brokers – 0.3%
NFP Corp., 6.875%, 7–15–25 (F)		1,747	1,564

Investment Banking & Brokerage – 0.0%
VHF Parent LLC, 6.750%, 6–15–22 (F)		142	138

Life & Health Insurance – 0.2%
Aegon N.V., 4.000%, 4–25–44 (H)	EUR	200	231
MetLife, Inc., 10.750%, 8–1–39		$452	660
RL Finance Bonds No. 2 plc, 6.125%, 11–30–43 (H)	GBP	100	138

			1,029

Multi-Line Insurance – 0.1%
ASR Nederland N.V., 5.125%, 9–29–45 (H)	EUR	100	121
Humanis Prevoyance, 5.750%, 10–22–25 (H)		300	338

			459

Multi-Sector Holdings – 0.0%
Scottish Widows Ltd., 5.500%, 6–16–23 (H)	GBP	100	138

Other Diversified Financial Services – 0.7%
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (F)		$1,162	1,217
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22		479	473
6.375%, 12–15–25		90	86
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (F)(J)		2,567	1,412

			3,188

Property & Casualty Insurance – 0.9%
Amwins Group, Inc., 7.750%, 7–1–26 (F)		525	496
Esure Group plc, 6.750%, 12–19–24 (H)	GBP	1,350	1,750
Hub International Ltd., 7.000%, 5–1–26 (F)		$1,071	972
Liberty Mutual Holding Co., Inc., 7.800%, 3–15–37 (F)		881	960
Mapfre S.A., 4.375%, 3–31–47 (H)	EUR	100	117
USIS Merger Sub, Inc., 6.875%, 5–1–25 (F)		$239	220

			4,515

Specialized Finance – 0.4%
Compass Group Diversified Holdings LLC, 8.000%, 5–1–26 (F)		434	429
Hadrian Merger Sub, Inc., 8.500%, 5–1–26 (F)		789	710
Tervita Escrow Corp., 7.625%, 12–1–21 (F)		215	205
TMX Finance LLC and TitleMax Finance Corp., 11.125%, 4–1–23 (F)		645	519

			1,863

Thrifts & Mortgage Finance – 0.1%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (F)		510	459

Total Financials – 3.4%			16,296
Health Care

Health Care Facilities – 0.7%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24		97	91
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (F)		371	346
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12–1–26 (F)		2,079	1,970
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (C)(F)		784	782

			3,189

Health Care Supplies – 0.0%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (F)		108	116

Health Care Technology – 0.4%
Verscend Holding Corp., 9.750%, 8–15–26 (F)		1,663	1,563

Life Sciences Tools & Services – 0.3%
Avantor, Inc.:
6.000%, 10–1–24 (F)		357	351
9.000%, 10–1–25 (F)		1,151	1,151

			1,502

Pharmaceuticals – 0.5%
Advanz Pharma Corp., 8.000%, 9–6–24 (C)		72	68
HLF Financing S.a.r.l. LLC and Herbalife International, Inc., 7.250%, 8–15–26 (F)		149	147
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (F)		322	308
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (F)		20	18
5.500%, 11–1–25 (F)		209	195
9.000%, 12–15–25 (F)		153	152
9.250%, 4–1–26 (F)		441	441
8.500%, 1–31–27 (F)		322	313
VRX Escrow Corp.:
5.875%, 5–15–23 (F)		326	301
6.125%, 4–15–25 (F)		291	254

			2,197

Total Health Care – 1.9%			8,567

Industrials

Aerospace & Defense – 0.6%
TransDigm UK Holdings plc, 6.875%, 5–15–26 (F)	366	348
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	897	876
6.500%, 7–15–24	1,047	1,018
6.500%, 5–15–25	200	191
6.375%, 6–15–26	202	188

		2,621

Building Products – 0.0%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24	81	76

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5–15–23 (F)	665	532
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	133	125

		657

Environmental & Facilities Services – 0.3%
GFL Environmental, Inc.:
5.625%, 5–1–22 (F)	142	131
5.375%, 3–1–23 (F)	786	688
7.000%, 6–1–26 (F)	646	564
Waste Pro USA, Inc., 5.500%, 2–15–26 (F)	86	79

		1,462

Industrial Machinery – 0.0%
Apex Tool Group LLC and BC Mountain Finance, Inc., 9.000%, 2–15–23 (C)(F)	201	170

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (F)	1,301	1,342

Total Industrials – 1.3%		6,328
Information Technology

Application Software – 0.7%
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (F)	1,663	1,276
Orbcomm, Inc., 8.000%, 4–1–24 (F)	1,015	1,035
Riverbed Technology, Inc. and Project Homestake Merger Corp., 8.875%, 3–1–23 (C)(F)	1,376	1,015

		3,326

Data Processing & Outsourced Services – 0.5%
Italics Merger Sub, Inc., 7.125%, 7–15–23 (F)	2,145	2,089
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7–15–25 (F)	206	201

		2,290

IT Consulting & Other Services – 0.4%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5–1–25 (F)	121	112
NCR Escrow Corp.:
5.875%, 12–15–21	815	795
6.375%, 12–15–23	739	716
Pioneer Holding Corp., 9.000%, 11–1–22 (F)	641	644

		2,267

Total Information Technology – 1.6%		7,883
Materials

Aluminum – 0.6%
Constellium N.V.:
5.750%, 5–15–24 (F)	1,000	920
6.625%, 3–1–25 (F)	816	757
5.875%, 2–15–26 (F)	391	348
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (F)	335	315
5.875%, 9–30–26 (F)	118	104

		2,444

Commodity Chemicals – 0.1%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (C)(F)	508	458
5.250%, 6–1–27 (F)	203	180

		638

Construction Materials – 0.2%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (F)	1,120	907

Fertilizers & Agricultural Chemicals – 0.1%
Pinnacle Operating Corp., 9.000%, 5–15–23 (F)	336	218

Metal & Glass Containers – 0.1%
ARD Finance S.A. (7.125% Cash or 7.875% PIK), 7.125%, 9–15–23 (J)	200	179
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1–31–23 (F)(J)	418	353
HudBay Minerals, Inc.:
7.250%, 1–15–23 (F)	65	64
7.625%, 1–15–25 (F)	98	96

		692

Paper Packaging – 0.0%
Flex Acquisition Co., Inc., 6.875%, 1–15–25 (F)	126	112

Paper Products – 0.2%
American Greetings Corp., 8.750%, 4–15–25 (F)	1,035	937

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (C)(F)	200	184
Valvoline Finco Two LLC, 5.500%, 7–15–24	350	342

		526

Total Materials – 1.4%		6,474
Utilities

Independent Power Producers & Energy Traders – 0.1%
Pattern Energy Group, Inc., Convertible, 4.000%, 7–15–20	452	446

Renewable Electricity – 0.3%
Abengoa Yield plc, 7.000%, 11–15–19 (F)	1,471	1,489

Total Utilities – 0.4%		1,935

TOTAL CORPORATE DEBT SECURITIES – 22.8%		$105,215
(Cost: $116,086)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.6%
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps), 7.955%, 6–15–29 (F)(G)	2,500	2,482

Other Mortgage-Backed Securities – 0.9%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps), 8.436%, 10–15–27 (F)(G)	700	649
ALM Loan Funding XIX LLC, Series 2015-16A, Class D (3-Month U.S. LIBOR plus 510 bps), 7.536%, 7–15–27 (F)(G)	250	233
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps), 6.555%, 4–15–35 (F)(G)	600	593
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps), 8.059%, 1–28–30 (F)(G)	250	219
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps), 5.356%, 2–25–23 (F)(G)	2,100	2,104

		3,798

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$6,280
(Cost: $6,398)

LOANS (G)
Communication Services

Advertising – 0.2%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.772%, 7–25–21	$390	344
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 9.022%, 7–25–22	375	292

		636

Alternative Carriers – 0.0%
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps), 4.754%, 2–22–24	280	266

Broadcasting – 0.1%
MLN U.S. Holdco LLC, 0.000%, 11–30–26 (K)	87	85
Univision Communications, Inc. (ICE LIBOR plus 275 bps), 5.272%, 3–15–24	389	351

		436

Cable & Satellite – 0.2%
Charter Communications Operating LLC (ICE LIBOR plus 200 bps), 4.530%, 4–30–25	248	237
CSC Holdings LLC (ICE LIBOR plus 225 bps), 4.705%, 7–17–25	281	266
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps), 5.936%, 1–7–22	16	15

		518

Integrated Telecommunication Services – 0.7%
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
5.272%, 9–30–22		548	528
5.272%, 1–31–25		477	444
Securus Technologies Holdings, Inc., 0.000%, 11–1–24 (K)		82	79
Securus Technologies Holdings, Inc. (ICE LIBOR plus 450 bps), 7.022%, 11–1–24		268	257
Unitymedia GmbH (3-Month EURIBOR plus 275 bps), 2.750%, 1–15–27 (H)	EUR	458	521
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.527%, 10–10–24		$1,362	1,247

			3,076

Movies & Entertainment – 0.0%
DHX Media Ltd. (ICE LIBOR plus 375 bps), 6.272%, 12–29–23		116	112

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps), 7.303%, 8–31–25		192	188

Wireless Telecommunication Service – 0.0%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 5.960%, 5–10–24		105	95

Total Communication Services – 1.3%			5,327
Consumer Discretionary

Apparel Retail – 0.3%
Neiman Marcus Group Ltd., Inc. (ICE LIBOR plus 325 bps), 5.630%, 10–25–20		168	142
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 9.506%, 11–28–22 (D)		1,253	1,234
TRLG Intermediate Holdings LLC, 10.000%, 10–27–22		133	126

			1,502

Auto Parts & Equipment – 0.1%
Rough Country LLC (ICE LIBOR plus 375 bps), 6.272%, 5–25–23 (D)		248	246

Automotive Retail – 0.1%
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps), 5.522%, 2–1–24		278	275

Casinos & Gaming – 0.2%
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps), 7.706%, 11–9–19		800	802
GVC Holdings plc (ICE LIBOR plus 250 bps), 5.022%, 3–16–24		248	240
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps), 4.705%, 10–15–25		250	241

			1,283

Department Stores – 0.0%
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps), 6.956%, 6–23–23		227	193

Education Services – 0.4%
BARBRI, Inc. (ICE LIBOR plus 425 bps), 6.599%, 12–1–23		223	217
Laureate Education, Inc. (ICE LIBOR plus 350 bps), 6.027%, 4–26–24		1,419	1,388

			1,605

Hotels, Resorts & Cruise Lines – 0.8%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps), 8.387%, 5–9–20		81	81
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps), 7.456%, 8–9–19		150	150
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps), 8.956%, 2–9–20		1,700	1,699
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps), 7.772%, 6–8–25		199	189
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps), 8.387%, 5–9–20		642	639
Travel Leaders Group LLC (ICE LIBOR plus 400 bps), 6.455%, 1–25–24		572	566

			3,324

Housewares & Specialties – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 6.552%, 5–15–23		697		656

Internet & Direct Marketing Retail – 0.1%
Parker Private Merger Sub, Inc. (ICE LIBOR plus 375 bps), 6.170%, 10–11–25		250		240

Restaurants – 0.1%
NPC International, Inc. (ICE LIBOR plus 350 bps), 6.022%, 4–20–24		139		130
NPC International, Inc. (ICE LIBOR plus 750 bps), 10.022%, 4–18–25		572		535

				665

Specialized Consumer Services – 0.4%
Asurion LLC (ICE LIBOR plus 275 bps), 5.522%, 11–3–23		5		5
Asurion LLC (ICE LIBOR plus 600 bps), 9.022%, 8–4–25		666		657
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps), 5.480%, 5–6–22 (H)	GBP	500		625
frontdoor, Inc. (ICE LIBOR plus 250 bps), 5.063%, 8–16–25		$249		239
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 400 bps), 5.745%, 8–21–21		492		481

				2,007

Specialty Stores – 0.6%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps), 6.349%, 7–2–22		38		25
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 7.477%, 10–16–23		461		437
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 11.727%, 5–21–24		891		860
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps), 5.777%, 1–26–23		249		181
PetSmart, Inc., 0.000%, 3–11–22 (K)		71		56
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps), 5.380%, 3–11–22		1,524		1,200

				2,759

Textiles – 0.1%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 6.720%, 6–15–25		642		622

Tires & Rubber – 0.1%
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps), 7.095%, 4–4–25 (D)		249		244

Total Consumer Discretionary – 3.5%				15,621
Consumer Staples

Food Distributors – 0.1%
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
5.182%, 4–6–24		90		87
5.272%, 4–6–24		180		175
5.553%, 4–6–24		4		4
7.250%, 4–6–24		—	*	—	*

				266

Household Products – 0.0%
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps), 6.957%, 6–30–24 (D)		144		138

Hypermarkets & Super Centers – 0.1%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.553%, 10–22–25		340		331
GOBP Holdings, Inc. (ICE LIBOR plus 725 bps), 10.053%, 10–22–26		227		223

				554

Packaged Foods & Meats – 0.1%
Post Holdings, Inc. (ICE LIBOR plus 225 bps), 4.510%, 5–24–24		169		162
Sigma U.S. Corp. (ICE LIBOR plus 300 bps), 5.398%, 7–2–25		249		235

				397

Personal Products – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps), 3.250%, 8–13–22 (H)	EUR	313	262

Tobacco – 0.0%
Prestige Brands, Inc. (ICE LIBOR plus 200 bps), 4.522%, 1–26–24		$164	158

Total Consumer Staples – 0.4%			1,775
Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 8.277%, 3–28–22		1,198	1,171
Westmoreland Coal Co., 0.000%, 5–22–19 (K)		37	37
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 8.834%, 12–16–20 (L)		982	375
Westmoreland Coal Co. (ICE LIBOR plus 825 bps), 10.896%, 5–21–19		165	164

			1,747

Oil & Gas Drilling – 0.1%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 9.553%, 5–16–20		496	485

Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 475 bps), 7.256%, 12–31–22		323	312

Oil & Gas Refining & Marketing – 0.1%
EG America LLC, 0.000%, 2–6–25 (K)		47	45
EG America LLC (ICE LIBOR plus 400 bps), 6.813%, 2–6–25		248	238

			283

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 13.457%, 2–16–21		200	188
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 8.457%, 8–12–20		790	767
Oryx Southern Delaware Holdings LLC (ICE LIBOR plus 325 bps), 5.772%, 2–28–25		248	229

			1,184

Total Energy – 1.0%			4,011
Financials

Asset Management & Custody Banks – 0.3%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 9.186%, 7–20–26 (D)		689	655
HarbourVest Partners LLC (ICE LIBOR plus 225 bps), 4.690%, 3–1–25		232	225
Jade Germany GmbH (3-Month EURIBOR plus 475 bps), 5.750%, 5–31–23 (H)	EUR	493	552

			1,432

Financial Exchanges & Data – 0.1%
Financial & Risk U.S. Holdings, Inc. (ICE LIBOR plus 375 bps), 6.272%, 10–1–25		$250	237
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps), 6.006%, 4–3–25 (D)		461	451

			688

Insurance Brokers – 0.1%
NFP Corp. (ICE LIBOR plus 300 bps), 5.522%, 1–8–24		422	398

Investment Banking & Brokerage – 0.3%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps), 6.522%, 11–21–24 (D)		278	262
Jane Street Group LLC (ICE LIBOR plus 375 bps), 5.527%, 8–25–22		836	811

			1,073

Other Diversified Financial Services – 0.1%
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps), 6.119%, 12–3–22 (D)		332	323
Aretec Group, Inc. (ICE LIBOR plus 425 bps), 6.772%, 10–1–25		250	243

			566

Property & Casualty Insurance – 0.5%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 300 bps), 5.205%, 5–10–25		36		34
Hub International Ltd. (ICE LIBOR plus 300 bps), 5.240%, 4–25–25		267		251
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps), 6.522%, 2–28–25		1,748		1,700

				1,985

Specialized Finance – 0.5%
Auris Luxembourg III S.a.r.l., 0.000%, 7–24–25 (H)(K)	EUR	475		543
BCPE Max Dutch Bidco B.V. (3-Month EURIBOR plus 475 bps), 4.750%, 10–31–25 (H)		213		244
Capri Acquisitions Bidco Ltd. (3-Month EURIBOR plus 325 bps), 3.250%, 11–30–24 (H)		300		339
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps), 4.522%, 3–31–24		$248		233
MA FinanceCo. LLC (ICE LIBOR plus 275 bps), 5.022%, 6–21–24		48		45
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps), 11.022%, 2–28–26 (D)		502		492

				1,896

Total Financials – 1.9%				8,038
Health Care

Biotechnology – 0.1%
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps), 4.000%, 6–14–24 (H)	EUR	500		571

Health Care Equipment – 0.2%
Exactech, Inc. (ICE LIBOR plus 375 bps), 6.272%, 2–14–25 (D)		$248		242
LifeScan Global Corp. (ICE LIBOR plus 950 bps), 11.896%, 10–1–25 (D)		107		99
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps), 7.277%, 8–28–22		247		226
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps), 6.272%, 11–2–24		248		244

				811

Health Care Facilities – 0.9%
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps), 5.955%, 5–10–23 (D)		268		258
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps), 7.470%, 5–15–25		249		242
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps), 7.303%, 10–4–24 (D)		248		243
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps), 6.313%, 7–2–25 (D)		1,257		1,216
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps), 9.563%, 7–2–26 (D)		322		320
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 7.129%, 11–16–25		1,039		983
Select Medical Corp. (ICE LIBOR plus 350 bps):
4.960%, 3–6–24		275		263
7.000%, 3–6–24		—	*	—	*
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps), 5.272%, 2–6–24		188		168

				3,693

Health Care Services – 0.8%
CHG PPC Parent LLC (ICE LIBOR plus 275 bps), 5.272%, 3–30–25 (D)		249		238
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps), 5.953%, 4–4–25 (H)	GBP	500		621
Envision Healthcare Corp. (ICE LIBOR plus 375 bps), 6.272%, 10–11–25		$250		232
Hanger, Inc. (ICE LIBOR plus 350 bps), 6.022%, 3–6–25		248		247
Heartland Dental LLC, 0.000%, 4–30–25 (K)		67		64
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.272%, 4–30–25		733		701
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.772%, 3–9–25 (D)		83		82
6.957%, 3–9–25 (D)		83		82
6.686%, 3–17–25 (D)		10		10
6.957%, 3–17–25 (D)		33		33

SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps), 9.756%, 10–11–19		1,253	1,251
Schumacher Group (ICE LIBOR plus 400 bps), 6.522%, 7–31–22		193	183

			3,744

Health Care Technology – 0.4%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps), 6.750%, 10–20–23		343	316
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 7.022%, 8–27–25		1,520	1,467

			1,783

Life Sciences Tools & Services – 0.1%
Syneos Health, Inc. (ICE LIBOR plus 200 bps), 4.522%, 8–1–24		191	183

Pharmaceuticals – 0.3%
AI Sirona (Luxembourg) Acquisition S.a.r.l. (3-Month EURIBOR plus 400 bps), 4.000%, 9–30–25 (H)	EUR	144	164
AI Sirona (Luxembourg) Acquisition S.a.r.l. (ICE LIBOR plus 475 bps), 5.651%, 9–30–25 (H)	GBP	130	163
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps), 6.063%, 5–4–25		$249	235
Concordia International Corp. (ICE LIBOR plus 550 bps), 7.887%, 9–6–24		200	190
Nidda Healthcare Holding GmbH, 0.000%, 8–21–24 (H)(K)	EUR	250	283
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps), 5.772%, 8–31–24		$247	233

			1,268

Total Health Care – 2.8%			12,053
Industrials

Aerospace & Defense – 0.1%
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps), 6.022%, 1–22–25 (D)		248	236
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps), 7.566%, 9–8–23 (D)		340	327
Tronair, Inc. (Prime rate plus 375 bps), 7.272%, 9–8–23 (D)		2	2

			565

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps), 5.772%, 7–31–22		537	519

Construction & Engineering – 0.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.522%, 5–10–25		1,445	1,345

Diversified Support Services – 0.7%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps), 6.553%, 12–6–24 (D)		248	237
Diamond (BC) B.V. (ICE LIBOR plus 300 bps), 5.527%, 9–6–24 (D)		248	228
MRO Holdings, Inc. (ICE LIBOR plus 525 bps), 7.427%, 10–25–23 (D)		496	491
Packers Holdings LLC (ICE LIBOR plus 325 bps), 5.432%, 12–4–24 (D)		248	239
PT Holdings LLC (ICE LIBOR plus 400 bps), 6.803%, 12–7–24 (D)		403	393
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps), 4.272%, 10–31–25		249	244
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps), 10.272%, 8–25–25		1,000	952

			2,784

Environmental & Facilities Services – 0.1%
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps), 6.291%, 11–1–24		248	231

Heavy Electrical Equipment – 0.1%
Brookfield WEC Holdings, Inc. (ICE LIBOR plus 375 bps), 6.272%, 8–1–25		250	242

Highways & Railtracks – 0.2%
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps), 5.397%, 6–5–20	732	734

Industrial Conglomerates – 0.4%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 8.119%, 10–20–22 (D)	1,163	1,140
PAE Holding Corp. (ICE LIBOR plus 950 bps), 12.119%, 10–20–23 (D)	122	118
Zebra Technologies Corp. (ICE LIBOR plus 175 bps), 4.095%, 10–27–21	199	196

		1,454

Industrial Machinery – 0.1%
Dynacast International LLC (ICE LIBOR plus 850 bps), 11.303%, 1–30–23 (D)	554	515

Office Services & Supplies – 0.0%
Fastener Acquisition, Inc. (ICE LIBOR plus 425 bps):
6.772%, 3–28–25	106	100
7.053%, 3–28–25	142	133

		233

Research & Consulting Services – 0.1%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps), 8.030%, 6–8–25 (D)	190	187
Red Ventures LLC (ICE LIBOR plus 400 bps), 5.522%, 11–8–24 (D)	249	237

		424

Security & Alarm Services – 0.0%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
6.236%, 5–26–24	231	220
8.000%, 5–26–24	1	—	*

		220

Trading Companies & Distributors – 0.0%
Chill Merger Sub, Inc. (ICE LIBOR plus 350 bps), 6.022%, 3–20–24 (D)	173	165

Trucking – 0.1%
YRC Worldwide, Inc. (ICE LIBOR plus 850 bps), 11.022%, 7–26–22	457	427

Total Industrials – 2.3%		9,858
Information Technology

Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.522%, 9–19–25	334	325
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps), 6.522%, 10–31–24	269	263
Flexera Software LLC (ICE LIBOR plus 325 bps), 5.780%, 2–26–25	288	277
Mitchell International, Inc. (ICE LIBOR plus 325 bps), 5.772%, 12–1–24	105	101
Mitchell International, Inc. (ICE LIBOR plus 725 bps), 9.772%, 11–30–25	208	201
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps), 5.022%, 6–21–24	327	303
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps), 4.772%, 4–16–25	218	206
SS&C Technologies, Inc. (ICE LIBOR plus 225 bps), 4.772%, 4–16–25	249	235
VF Holding Corp. (ICE LIBOR plus 325 bps), 6.053%, 7–2–25	250	237

		2,148

Communications Equipment – 0.1%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 7.022%, 11–30–25	318	308
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 11.272%, 11–30–26	212	206

		514

Data Processing & Outsourced Services – 0.3%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 9.630%, 5–1–25	377	345
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps), 6.272%, 5–21–25 (D)	535	521
Navicure, Inc. (ICE LIBOR plus 375 bps), 6.272%, 11–1–24	248	240
Output Services Group, Inc. (ICE LIBOR plus 425 bps), 6.772%, 3–27–24	248	240

		1,346

Internet Services & Infrastructure – 0.1%
OpenLink International, Inc. (ICE LIBOR plus 475 bps), 7.272%, 3–21–25		198	196

IT Consulting & Other Services – 0.4%
CCC Information Services, Inc. (ICE LIBOR plus 675 bps), 9.272%, 4–27–25		285	280
HS Purchaser LLC (ICE LIBOR plus 375 bps), 6.272%, 3–29–25 (D)		204	196
NAVEX TopCo, Inc. (ICE LIBOR plus 325 bps), 5.780%, 9–5–25 (D)		249	234
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps), 6.313%, 8–1–24		247	224
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps), 6.772%, 7–13–20 (D)		277	227

			1,161

Semiconductor Equipment – 0.0%
Entegris, Inc. (ICE LIBOR plus 200 bps), 4.522%, 11–6–25		250	242

Semiconductors – 0.1%
Microchip Technology, Inc. (ICE LIBOR plus 200 bps), 4.530%, 5–29–25		226	214

Systems Software – 0.1%
Inovalon Holdings, Inc. (ICE LIBOR plus 350 bps), 5.938%, 4–2–25		249	242
Park Place Technologies LLC (ICE LIBOR plus 400 bps), 6.522%, 3–29–25 (D)		249	245

			487

Total Information Technology – 1.6%			6,308
Materials

Commodity Chemicals – 0.2%
HVSC Merger Sub Corp., 0.000%, 10–20–24 (K)		51	49
HVSC Merger Sub Corp. (ICE LIBOR plus 400 bps):
5.995%, 10–28–24		98	94
6.022%, 10–28–24		167	160
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps), 7.280%, 3–2–23 (D)		515	508

			811

Construction Materials – 0.2%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps), 7.772%, 4–5–24		172	165
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.803%, 5–31–25		717	680

			845

Diversified Chemicals – 0.1%
Caldic B.V. (3-Month EURIBOR plus 325 bps), 3.000%, 7–18–24 (H)	EUR	500	564

Metal & Glass Containers – 0.1%
Crown Americas LLC (ICE LIBOR plus 200 bps), 4.479%, 4–3–25		$193	192

Paper Packaging – 0.1%
Flex Acquisition Co., Inc. (ICE LIBOR plus 325 bps), 5.599%, 6–22–25		249	236

Specialty Chemicals – 0.3%
Ferro Corp. (ICE LIBOR plus 225 bps), 5.053%, 2–14–24	280	269
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps), 6.670%, 7–11–24	350	346
Starfruit U.S. Holdco LLC (ICE LIBOR plus 325 bps), 5.599%, 10–1–25 (D)	250	239
Styrolution Group GmbH (ICE LIBOR plus 375 bps), 4.803%, 9–30–21 (D)	213	202
W.R. Grace & Co. - Conn (ICE LIBOR plus 175 bps):
4.136%, 4–3–25	157	152
4.553%, 4–3–25	92	89

		1,297

Total Materials – 1.0%		3,945
Real Estate

Hotel & Resort REITs – 0.2%
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 8.887%, 5–1–19	1,000	1,000

Industrial REITs – 0.2%
Avolon TLB Borrower 1 U.S. LLC (ICE LIBOR plus 200 bps), 4.470%, 1–15–25	274	262
Terra Millennium Corp. (ICE LIBOR plus 625 bps), 9.313%, 10–31–22 (D)	532	527

		789

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 8.850%, 4–1–19	862	864

Specialized REITs – 0.1%
Access CIG LLC, 0.000%, 2–27–25 (K)	28	27
Access CIG LLC (ICE LIBOR plus 375 bps), 6.457%, 2–27–25	254	246

		273

Total Real Estate – 0.7%		2,926

TOTAL LOANS – 16.5%		$69,862
(Cost: $72,846)

SHORT-TERM SECURITIES
Commercial Paper (M) - 4.1%
Brown-Forman Corp., 2.490%, 1–16–19	5,000	4,994
J.M. Smucker Co. (The), 2.750%, 1–2–19	9,156	9,155
Wisconsin Gas LLC, 2.520%, 1–10–19	4,000	3,997

		18,146

Master Note – 4.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (N)	18,105	18,105

Money Market Funds – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.400%, (O)(P)	6,833	6,833

TOTAL SHORT-TERM SECURITIES – 9.7%		$43,084
(Cost: $43,085)

TOTAL INVESTMENT SECURITIES – 99.1%		$441,944
(Cost: $455,893)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		3,870

NET ASSETS – 100.0%		$445,814

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $8,226 are on loan.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Restricted securities. At December 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Pinnacle Agriculture Enterprises LLC	3-10-17	233	$106	$21
Targa Resources Corp., 9.500%	10-24-17	1	1,415	1,358
			$1,521	$1,379

The total value of these securities represented 0.3% of net assets at December 31, 2018.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $100,636 or 22.6% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro and GBP – British Pound).

(I)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(M)	Rate shown is the yield to maturity at December 31, 2018.

(N)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(O)	Investment made with cash collateral received from securities on loan.

(P)	Rate shown is the annualized 7-day yield at December 31, 2018.

The following over the counter credit default swaps – buy protection(1) were outstanding at December 31, 2018:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	JPMorgan Chase Bank N.A.	(5.000%	)	12-20-23	37	$18	$8	$10
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%	)	12-20-22	335	135	138	(3)
						$153	$146	$7

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	4,630	U.S. Dollar	6,147	1-31-19	JPMorgan Securities LLC	$237	$—
Euro	1,958	U.S. Dollar	2,299	1-31-19	JPMorgan Securities LLC	50	—
Euro	5,382	U.S. Dollar	6,973	9-30-21	JPMorgan Securities LLC	296	—
Euro	456	U.S. Dollar	531	1-7-19	Morgan Stanley International	9	—
						$592	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,264	$3,730	$—
Consumer Discretionary	2,464	4,927	19
Consumer Staples	9,516	12,651	—
Energy	7,200	15,192	—
Financials	6,317	20,140	—
Health Care	12,455	9,119	—
Industrials	8,788	10,800	—
Information Technology	8,130	4,816	—
Materials	4,758	6,094	—
Real Estate	22,753	17,637	—
Utilities	3,731	6,020	—
Total Common Stocks	$90,376	$111,126	$19
Investment Funds	5,873	—	—
Preferred Stocks	—	1,358	21
Asset-Backed Securities	—	8,730	—
Corporate Debt Securities	—	105,215	—
Mortgage-Backed Securities	—	6,280	—
Loans	—	56,004	13,858
Short-Term Securities	6,833	36,251	—
Total	$103,082	$324,964	$13,898
Over the Counter Credit Default Swaps	$18	$135	$—
Forward Foreign Currency Contracts	$—	$592	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 10-1-18	$61	$130	$11,506
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	(42)	(109)	(631)
Purchases	—	—	2,374
Sales	—	—	(818)
Amortization/Accretion of premium/discount	—	—	2
Transfers into Level 3 during the period	—	—	5,834
Transfers out of Level 3 during the period	—	—	(4,409)
Ending Balance 12-31-18	$19	$21	$13,858
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-18	$(42)	$(109)	$(436)

Information about Level 3 fair value measurements:

	Fair Value at 12-31-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$19	Market approach	Adjusted EBITDA multiple	6.84x
Preferred Stocks			Adjusted EBITDA multiple	9.27x
	21	Market approach	Illiquidity discount	10%
Loans	13,858	Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

ETF = Exchanged-Traded Fund

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$455,893

Gross unrealized appreciation	17,357
Gross unrealized depreciation	(31,305)

Net unrealized depreciation	$(13,948)

SCHEDULE OF INVESTMENTS Ivy Apollo Strategic Income Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Health Care – 0.0%
Concordia International Corp. (A)	7	$133

Total Canada – 0.0%		$133
Hong Kong

Consumer Discretionary – 0.2%
Studio City International Holdings Ltd. ADR (A)(B)	46	774

Total Hong Kong – 0.2%		$774
Netherlands

Communication Services – 0.0%
Altice N.V., Class A (A)(B)	11	21

Total Netherlands – 0.0%		$21
United States

Communication Services – 0.0%
Altice USA, Inc., Class A	4	73
Cumulus Media, Inc., Class A (A)	1	10

		83

Consumer Discretionary – 0.1%
Laureate Education, Inc., Class A (A)	20	301
True Religion Apparel, Inc. (A)(C)	1	21

		322

Total United States – 0.1%		$405

TOTAL COMMON STOCKS – 0.3%		$1,333
(Cost: $1,206)

INVESTMENT FUNDS
United States – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF (B)	78	6,289

TOTAL INVESTMENT FUNDS – 1.3%		$6,289
(Cost: $6,603)

PREFERRED STOCKS
United States

Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	389	35

Energy – 0.3%
Targa Resources Corp., 9.500% (A)(D)	1	1,559

Total United States – 0.3%		$1,594

TOTAL PREFERRED STOCKS – 0.3%		$1,594
(Cost: $1,801)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 1.2%
Dryden Senior Loan Fund, Series 2018-71A, Class D (3-Month U.S. LIBOR plus 390 bps) 6.722%, 1–15–29 (E)(F)	$500	499
Eaton Vance CDO Ltd., Series 2013-1A, Class CR (3-Month U.S. LIBOR plus 425 bps) 6.686%, 1–15–28 (E)(F)	3,385	3,377
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps) 6.018%, 11–13–31 (E)(F)	800	741
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps) 8.589%, 10–20–31 (E)(F)	500	452
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps) 6.369%, 10–20–30 (E)(F)	250	245

		5,314

United States – 0.9%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps) 5.936%, 7–15–26 (E)(F)	400	391
Anchorage Credit Funding Ltd., Series 2015-2A, Class D 7.300%, 1–25–31 (E)	400	398
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps) 10.219%, 7–20–28 (F)	1,350	1,344
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps) 8.783%, 7–23–31 (E)(F)	750	671
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps) 5.990%, 10–25–30 (E)(F)	1,000	971
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps) 8.369%, 7–20–31 (E)(F)	500	448

		4,223

TOTAL ASSET-BACKED SECURITIES – 2.1%		$9,537
(Cost: $9,741)

CORPORATE DEBT SECURITIES
Argentina

Energy – 0.2%
Pampa Energia S.A. 7.500%, 1–24–27 (E)	1,200	1,005

Total Argentina – 0.2%		$1,005
Australia

Financials – 0.3%
Australia and New Zealand Banking Group Ltd. 4.500%, 3–19–24 (E)	1,500	1,499

Utilities – 0.3%
Ausgrid Finance Pty Ltd. 3.850%, 5–1–23 (E)	1,400	1,397

Total Australia – 0.6%		$2,896
Austria

Materials – 0.4%
Bahia Sul Holdings GmbH 5.750%, 7–14–26 (E)	2,000	2,040

Total Austria – 0.4%		$2,040
Bermuda

Consumer Staples – 0.2%
Bacardi Ltd. 4.450%, 5–15–25 (E)	1,100	1,086

Total Bermuda – 0.2%		$1,086
Brazil

Consumer Staples – 0.4%
Cosan Ltd. 5.950%, 9–20–24 (E)	1,725	1,695

Materials – 0.3%
Fibria Overseas Finance Ltd.:
5.250%, 5–12–24	800	812
4.000%, 1–14–25 (B)	850	802
Vale Overseas Ltd. 6.250%, 8–10–26	125	135

		1,749

Utilities – 0.3%
Aegea Finance S.a.r.l. 5.750%, 10–10–24 (E)	1,000	953
Cemig Geracao e Transmissao S.A. 9.250%, 12–5–24 (E)	400	425

		1,378

Total Brazil – 1.0%		$4,822

Canada

Consumer Discretionary – 0.3%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc. 5.000%, 10–15–25 (E)	1,040	957
Gateway Casinos & Entertainment Ltd. 8.250%, 3–1–24 (E)	587	596

		1,553

Energy – 0.8%
Bellatrix Exploration Ltd. 8.500%, 5–15–20 (E)	664	372
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (E)	1,257	1,244
5.375%, 9–30–25 (E)	480	430
TransCanada PipeLines Ltd.:
3.800%, 10–1–20	1,000	1,006
4.250%, 5–15–28	900	892

		3,944

Financials – 0.3%
Royal Bank of Canada:
2.500%, 1–19–21	750	741
4.650%, 1–27–26	550	567
Tervita Escrow Corp. 7.625%, 12–1–21 (E)	244	232

		1,540

Health Care – 0.0%
Advanz Pharma Corp. 8.000%, 9–6–24 (B)	81	77

Industrials – 0.3%
GFL Environmental, Inc.:
5.625%, 5–1–22 (E)	155	143
5.375%, 3–1–23 (E)	858	751
7.000%, 6–1–26 (E)	730	637

		1,531

Information Technology – 0.3%
Kronos Acquisition Holdings, Inc. 9.000%, 8–15–23 (E)	1,909	1,465

Materials – 0.2%
HudBay Minerals, Inc.:
7.250%, 1–15–23 (E)	68	67
7.625%, 1–15–25 (E)	102	100
NOVA Chemicals Corp.:
4.875%, 6–1–24 (B)(E)	661	597
5.250%, 6–1–27 (E)	265	234

		998

Total Canada – 2.2%		$11,108
Cayman Islands

Communication Services – 0.7%
CK Hutchison International (16) Ltd. 1.875%, 10–3–21 (E)	2,000	1,920
Sable International Finance Ltd. 6.875%, 8–1–22 (E)	1,447	1,476

		3,396

Financials – 0.2%
Banco do Brasil S.A. 6.000%, 1–22–20 (E)	1,000	1,022

Industrials – 0.7%
Guanay Finance Ltd. 6.000%, 12–15–20	1,221	1,228
LATAM Finance Ltd. 6.875%, 4–11–24 (E)	2,000	1,970

		3,198

Materials – 0.4%
Braskem Finance Ltd. (GTD by Braskem S.A.) 5.750%, 4–15–21 (E)	1,800	1,849

Total Cayman Islands – 2.0%		$9,465
Chile

Financials – 0.3%
Banco Santander Chile 2.500%, 12–15–20 (E)	1,250	1,219

Materials – 0.2%
Celulosa Arauco y Constitucion S.A. 5.000%, 1–21–21	700	708

Utilities – 0.2%
Enel Chile S.A. 4.875%, 6–12–28	840	838

Total Chile – 0.7%		$2,765
China

Communication Services – 0.2%
Tencent Holdings Ltd. 2.985%, 1–19–23 (E)	1,000	972

Consumer Discretionary – 0.5%
Alibaba Group Holding Ltd.:
2.500%, 11–28–19		1,500	1,492
2.800%, 6–6–23		900	871

			2,363

Energy – 0.2%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9–12–25 (E)		800	801

Total China – 0.9%			$4,136
Columbia

Financials – 0.3%
Banco de Bogota S.A. 5.375%, 2–19–23 (E)		1,300	1,290

Total Columbia – 0.3%			$1,290
Denmark

Financials – 0.2%
Danske Bank A.S. 2.700%, 3–2–22 (E)		800	766

Total Denmark – 0.2%			$766
France

Communication Services – 0.8%
Altice France S.A.:
7.375%, 5–1–26 (E)		1,194	1,096
8.125%, 2–1–27 (E)		1,300	1,225
Orange S.A. 1.625%, 11–3–19		1,500	1,481

			3,802

Consumer Discretionary – 0.1%
Klesia Prevoyance 5.375%, 12–8–26 (G)	EUR	300	356

Consumer Staples – 0.5%
Danone S.A. 3.000%, 6–15–22 (E)		$900	884
Pernod Ricard S.A. 4.450%, 1–15–22 (E)		1,500	1,530

			2,414

Financials – 0.5%
BNP Paribas S.A. 7.625%, 12–29–49 (E)		1,800	1,834
Humanis Prevoyance 5.750%, 10–22–25 (G)	EUR	300	338

			2,172

Total France – 1.9%			$8,744
Hong Kong

Consumer Discretionary – 0.1%
Studio City Finance Ltd. 8.500%, 12–1–20 (E)		$250	250

Financials – 0.1%
Bangkok Bank Public Co. Ltd. 4.050%, 3–19–24 (E)		600	603

Total Hong Kong – 0.2%			$853
India

Industrials – 0.5%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7–29–20 (E)		2,200	2,176

Materials – 0.3%
Vedanta Resources plc 6.375%, 7–30–22 (E)		1,800	1,609

Total India – 0.8%			$3,785
Indonesia

Utilities – 0.1%
Perusahaan Listrik Negara 5.450%, 5–21–28 (E)		700	708

Total Indonesia – 0.1%			$708
Jamaica

Communication Services – 0.2%
Digicel Group Ltd.:
8.250%, 9–30–20 (E)		400	270
7.125%, 4–1–22 (E)		247	115
Digicel Ltd. 6.750%, 3–1–23 (E)		200	158

			543

Total Jamaica – 0.2%			$543

Japan

Consumer Staples – 0.3%
Suntory Holdings Ltd. 2.550%, 9–29–19 (E)		1,325	1,316

Financials – 0.8%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7–25–27		600	572
Mizuho Bank Ltd. 2.450%, 4–16–19 (E)		750	749
Mizuho Financial Group, Inc. 3.170%, 9–11–27		600	565
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7–19–23		1,240	1,248
3.936%, 10–16–23		900	916

			4,050

Total Japan – 1.1%			$5,366
Luxembourg

Communication Services – 1.7%
Altice Financing S.A.:
6.625%, 2–15–23 (E)		1,213	1,164
7.500%, 5–15–26 (E)		1,672	1,526
Altice S.A.:
7.750%, 5–15–22 (B)(E)		3,331	3,032
7.250%, 5–15–22 (E)(G)	EUR	250	266
7.625%, 2–15–25 (E)		$1,231	920
6.250%, 2–15–25 (E)(G)	EUR	250	227
Intelsat Jackson Holdings S.A. 9.500%, 9–30–22 (E)		$814	928

			8,063

Consumer Discretionary – 0.1%
Nielsen Co. (Luxembourg) S.a.r.l. (The) 5.500%, 10–1–21 (E)		500	495

Consumer Staples – 0.2%
Minerva Luxembourg S.A. 5.875%, 1–19–28 (E)		1,200	1,045

Energy – 0.2%
Offshore Drilling Holding S.A. 8.375%, 9–20–20 (E)(H)		1,600	810

Industrials – 0.3%
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 5–1–20		1,500	1,485

Information Technology – 0.3%
Atento Luxco 1 S.A. 6.125%, 8–10–22 (E)		1,525	1,479

Materials – 0.1%
ARD Finance S.A. (7.125% Cash or 7.875% PIK) 7.125%, 9–15–23 (I)		200	180
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK) 8.750%, 1–31–23 (E)(I)		418	353

			533

Total Luxembourg – 2.9%			$13,910
Macau

Consumer Discretionary – 0.2%
Sands China Ltd. 5.125%, 8–8–25 (E)		600	594
Wynn Macau Ltd.:
4.875%, 10–1–24 (E)		200	178
5.500%, 10–1–27 (E)		446	388

			1,160

Total Macau – 0.2%			$1,160
Mexico

Communication Services – 0.2%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.) 5.500%, 11–15–19		1,000	1,016

Consumer Discretionary – 0.2%
Nemak S.A.B. de C.V. 4.750%, 1–23–25 (E)		1,200	1,119

Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6–30–20 (E)		350	357
4.500%, 1–25–22 (E)		1,250	1,273
Kimberly-Clark de Mexico 3.800%, 4–8–24 (E)		1,000	977

			2,607

Energy – 0.1%
Petroleos Mexicanos 5.350%, 2–12–28		500	436

Financials – 0.9%
Banco Santander (Mexico) S.A. 5.950%, 10–1–28 (E)		350	351
Banco Santander S.A. 4.125%, 11–9–22 (E)		2,350	2,315
Nacional Financiera SNC 3.375%, 11–5–20 (E)		750	742
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (E)		450	414

			3,822

Materials – 0.5%
CEMEX S.A.B. de C.V. 7.750%, 4–16–26 (B)(E)		550	578
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6–23–24 (E)		2,146	2,047

			2,625

Total Mexico – 2.4%			$11,625
Netherlands

Communication Services – 0.7%
Clear Channel International B.V. 8.750%, 12–15–20 (E)		156	157
Myriad International Holdings B.V. 6.000%, 7–18–20 (E)		350	359
VTR Finance B.V. 6.875%, 1–15–24 (E)		2,804	2,804

			3,320

Consumer Discretionary – 0.1%
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC 7.000%, 7–15–26 (E)		487	474

Consumer Staples – 0.3%
Marfrig Holdings (Europe) B.V. 8.000%, 6–8–23 (E)		650	652
Sigma Holdco B.V. 7.875%, 5–15–26 (E)		467	404

			1,056

Energy – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 8.375%, 5–23–21		251	273

Financials – 0.8%
Aegon N.V. 4.000%, 4–25–44 (G)	EUR	200	231
ASR Nederland N.V. 5.125%, 9–29–45 (G)		100	121
Cooperatieve Rabobank U.A. 3.875%, 2–8–22		$625	632
Enel Finance International N.V. 4.625%, 9–14–25 (E)		1,450	1,392
Sigma Finance, Inc. 4.875%, 3–27–28 (E)		1,400	1,332
Syngenta Finance N.V. 5.182%, 4–24–28 (E)		725	673

			4,381

Materials – 0.5%
Constellium N.V.:
5.750%, 5–15–24 (E)		1,000	920
6.625%, 3–1–25 (E)		1,081	1,003
5.875%, 2–15–26 (E)		449	399

			2,322

Total Netherlands – 2.5%			$11,826
Norway

Energy – 0.3%
Aker BP ASA 6.000%, 7–1–22 (E)		1,500	1,507

Total Norway – 0.3%			$1,507
Panama

Financials – 0.3%
Banco de Credito del Peru 2.250%, 10–25–19 (E)		500	494
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 5–7–20 (E)		1,000	989

			1,483

Total Panama – 0.3%			$1,483

Peru

Financials – 0.2%
Banco de Credito del Peru 4.250%, 4–1–23 (E)		550	546
Corporacion Financiera de Desarrolla S.A. 4.750%, 2–8–22 (B)(E)		550	556

			1,102

Total Peru – 0.2%			$1,102
Qatar

Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9–30–20 (E)		504	509

Total Qatar – 0.1%			$509
South Korea

Communication Services – 0.1%
SK Telecom Co. Ltd. 3.750%, 4–16–23 (E)		500	501

Financials – 0.7%
Hyundai Capital Services, Inc. 3.750%, 3–5–23 (E)		1,200	1,184
Kookmin Bank 2.125%, 10–21–20 (E)		750	733
Woori Bank 2.625%, 7–20–21 (E)		750	733

			2,650

Total South Korea – 0.8%			$3,151
Spain

Financials – 0.0%
Mapfre S.A. 4.375%, 3–31–47 (G)	EUR	100	117

Utilities – 0.3%
Abengoa Yield plc 7.000%, 11–15–19 (E)		$1,478	1,497

Total Spain – 0.3%			$1,614
Switzerland

Financials – 0.2%
Credit Suisse Group AG 4.282%, 1–9–28 (E)		700	676

Total Switzerland – 0.2%			$676
United Arab Emirates

Energy – 0.3%
Abu Dhabi National Energy Co. 4.375%, 4–23–25 (E)		1,400	1,388

Financials – 0.2%
ICICI Bank Ltd. 4.000%, 3–18–26 (E)		1,200	1,123

Total United Arab Emirates – 0.5%			$2,511
United Kingdom

Consumer Staples – 0.3%
Imperial Tobacco Finance plc 3.750%, 7–21–22 (E)		1,500	1,488

Energy – 0.2%
Ensco plc 7.750%, 2–1–26		480	355
KCA Deutag UK Finance plc 7.250%, 5–15–21 (E)		1,000	810

			1,165

Financials – 0.8%
ANZ New Zealand International Ltd. 3.450%, 1–21–28 (E)		500	477
Barclays plc 4.337%, 1–10–28		700	648
Esure Group plc 6.750%, 12–19–24 (G)	GBP	850	1,101
HSBC Holdings plc 4.583%, 6–19–29		$800	793
RL Finance Bonds No. 2 plc 6.125%, 11–30–43 (G)	GBP	100	138
Royal Bank of Scotland Group plc (The) 6.000%, 12–19–23		$900	911
Scottish Widows Ltd. 5.500%, 6–16–23 (G)	GBP	100	138

			4,206

Total United Kingdom – 1.3%			$6,859

United States

Communication Services – 4.2%
Acosta, Inc. 7.750%, 10–1–22 (E)	$1,247	231
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (E)	484	472
5.500%, 5–15–26 (E)	600	566
Block Communications, Inc. 6.875%, 2–15–25 (E)	114	114
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (E)	1,700	1,634
5.000%, 2–1–28 (E)	909	836
Clear Channel Outdoor Holdings, Inc. 6.500%, 11–15–22	1,985	1,980
Clear Channel Worldwide Holdings, Inc., Series A 7.625%, 3–15–20	227	223
Consolidated Communications Finance II Co. 6.500%, 10–1–22	332	292
CSC Holdings LLC 5.375%, 2–1–28 (E)	960	883
DISH DBS Corp.:
5.875%, 7–15–22	1,000	920
5.875%, 11–15–24	379	305
7.750%, 7–1–26	620	513
E.W. Scripps Co. 5.125%, 5–15–25 (E)	66	60
Frontier Communications Corp.:
6.875%, 1–15–25 (B)	1,026	521
11.000%, 9–15–25 (B)	1,751	1,090
8.500%, 4–1–26 (E)	611	534
GCI, Inc. 6.875%, 4–15–25	1,075	1,043
MDC Partners, Inc. 6.500%, 5–1–24 (E)	908	826
Neptune Finco Corp.:
10.875%, 10–15–25 (E)	400	449
6.625%, 10–15–25 (E)	225	228
Nexstar Escrow Corp. 5.625%, 8–1–24 (E)	159	149
Olympus Merger Sub, Inc. 8.500%, 10–15–25 (E)	2,969	2,331
Outfront Media Capital LLC and Outfront Media Capital Corp. 5.625%, 2–15–24	400	394
Radio One, Inc. (GTD by TV One LLC) 7.375%, 4–15–22 (E)	516	488
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (E)	571	547
6.000%, 7–15–24 (E)	1,000	1,002
Sprint Corp.:
7.875%, 9–15–23	724	743
7.125%, 6–15–24	500	496
7.625%, 3–1–26	367	362
Sprint Nextel Corp. 11.500%, 11–15–21	126	143

		20,375

Consumer Discretionary – 2.7%
Allison Transmission, Inc. 5.000%, 10–1–24 (E)	178	171
Arch Merger Sub, Inc. 8.500%, 9–15–25 (E)	1,414	1,276
Boyne USA, Inc. 7.250%, 5–1–25 (E)	476	491
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC 5.375%, 4–15–27	405	383
Cumberland Farms, Inc. 6.750%, 5–1–25 (E)	357	360
Everi Payments, Inc. 7.500%, 12–15–25 (E)	851	805
frontdoor, Inc. 6.750%, 8–15–26 (E)	1,000	950
Golden Nugget, Inc.:
6.750%, 10–15–24 (E)	1,202	1,133
8.750%, 10–1–25 (E)	205	197
K Hovnanian Enterprises, Inc. 10.000%, 7–15–22 (E)	927	811
Laureate Education, Inc. 8.250%, 5–1–25 (E)	2,838	2,980
Nielsen Finance LLC and Nielsen Finance Co. 5.000%, 4–15–22 (E)	172	164
Party City Holdings, Inc. 6.625%, 8–1–26 (B)(E)	368	335

Penske Automotive Group, Inc. 5.500%, 5–15–26 (B)	153	142
PetSmart, Inc. 5.875%, 6–1–25 (E)	29	21
Sonic Automotive, Inc. 5.000%, 5–15–23	815	740
Volkswagen Group of America, Inc. 4.250%, 11–13–23 (E)	1,300	1,289

		12,248

Consumer Staples – 3.2%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB) 2.650%, 2–1–21	733	720
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4–13–28	1,150	1,101
Bunge Ltd. Finance Corp. 3.500%, 11–24–20	3,795	3,785
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (E)	966	947
5.750%, 6–15–25 (E)	969	925
JBS USA Lux S.A. and JBS USA Finance, Inc. 6.750%, 2–15–28 (E)	637	621
Maple Escrow Subsidiary, Inc. 4.597%, 5–25–28 (E)	1,075	1,068
Performance Food Group, Inc. 5.500%, 6–1–24 (E)	618	598
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (E)	170	160
5.875%, 9–30–27 (E)	636	577
Post Holdings, Inc.:
5.500%, 3–1–25 (E)	146	140
5.000%, 8–15–26 (E)	289	263
5.750%, 3–1–27 (E)	1,185	1,111
Reynolds American, Inc. 4.450%, 6–12–25	1,000	964
Simmons Foods, Inc.:
7.750%, 1–15–24 (B)(E)	314	315
5.750%, 11–1–24 (B)(E)	2,098	1,490
U.S. Foods, Inc. 5.875%, 6–15–24 (E)	694	675

		15,460

Energy – 2.1%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7–15–25 (E)	632	539
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	200	186
6.375%, 7–1–26 (B)	73	68
Chesapeake Energy Corp.:
7.000%, 10–1–24 (B)	866	749
8.000%, 1–15–25 (B)	74	65
Comstock Escrow Corp. 9.750%, 8–15–26 (E)	2,082	1,759
Crownrock L.P. 5.625%, 10–15–25 (E)	1,441	1,297
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (E)	513	526
5.750%, 1–30–28 (E)	347	354
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5–1–24 (E)	117	52
8.000%, 2–15–25 (E)	248	102
7.750%, 5–15–26 (E)	367	325
Extraction Oil & Gas, Inc. 5.625%, 2–1–26 (E)	652	476
Laredo Petroleum, Inc. 6.250%, 3–15–23	185	166
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc. 10.625%, 5–1–24 (E)	416	351
Moss Creek Resources Holdings, Inc. 7.500%, 1–15–26 (E)	981	849
Nine Energy Service, Inc. 8.750%, 11–1–23 (E)	375	356

Parsley Energy LLC and Parsley Finance Corp. 5.625%, 10–15–27 (E)	336	305
QEP Resources, Inc. 5.625%, 3–1–26 (B)	309	256
Reliance Holding USA, Inc. 4.500%, 10–19–20 (E)	500	506
Sanchez Energy Corp. 7.250%, 2–15–23 (B)(E)	122	99
SESI LLC 7.125%, 12–15–21	159	135
Ultra Resources, Inc. 6.875%, 4–15–22 (E)	259	91
Whiting Petroleum Corp. 6.625%, 1–15–26	242	208

		9,820

Financials – 6.7%
Amwins Group, Inc. 7.750%, 7–1–26 (E)	607	574
Balboa Merger Sub, Inc. 11.375%, 12–1–21 (E)	1,000	1,047
Bank of America Corp. 3.593%, 7–21–28	1,200	1,139
BBVA Bancomer S.A. 6.500%, 3–10–21 (E)	1,100	1,141
Citigroup, Inc. 3.520%, 10–27–28	1,250	1,166
Compass Group Diversified Holdings LLC 8.000%, 5–1–26 (E)	488	483
Cooperatieve Rabobank U.A. 3.125%, 4–26–21	1,000	996
CURO Group Holdings Corp. 8.250%, 9–1–25 (E)	614	482
Diamond 1 Finance Corp. and Diamond 2 Finance Corp. 3.480%, 6–1–19 (E)	500	498
Financial & Risk U.S. Holdings, Inc.:
6.250%, 5–15–26 (E)	494	477
8.250%, 11–15–26 (E)	1,629	1,488
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) 2.400%, 5–9–19	1,000	996
Goldman Sachs Group, Inc. (The) 3.814%, 4–23–29	2,300	2,149
Hadrian Merger Sub, Inc. 8.500%, 5–1–26 (E)	894	805
HSBC USA, Inc. 2.750%, 8–7–20	1,000	989
Hub International Ltd. 7.000%, 5–1–26 (E)	1,217	1,104
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	521	515
6.375%, 12–15–25	102	98
Industrial and Commercial Bank of China Ltd. 2.957%, 11–8–22	750	732
JPMorgan Chase & Co. 3.540%, 5–1–28	1,750	1,670
KeyBank N.A. 2.500%, 12–15–19	1,000	994
Liberty Mutual Holding Co., Inc. 7.800%, 3–15–37 (E)	999	1,089
MetLife, Inc. 10.750%, 8–1–39	530	774
National Australia Bank Ltd. 3.625%, 6–20–23	1,500	1,496
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK) 10.625%, 5–1–19 (E)(I)	3,341	1,838
NFP Corp. 6.875%, 7–15–25 (E)	2,296	2,055
Provident Funding Associates L.P. and PFG Finance Corp. 6.375%, 6–15–25 (E)	656	590
Quicken Loans, Inc. 5.750%, 5–1–25 (E)	1,170	1,094

Rabobank Nederland 2.500%, 1–19–21	750	738
TerraForm Global Operating LLC (GTD by Terra Form Global LLC) 6.125%, 3–1–26 (E)	1,150	1,069
TMX Finance LLC and TitleMax Finance Corp. 11.125%, 4–1–23 (E)	733	590
USIS Merger Sub, Inc. 6.875%, 5–1–25 (E)	189	174
VHF Parent LLC 6.750%, 6–15–22 (E)	186	180
Wells Fargo & Co. 4.300%, 7–22–27	1,175	1,156
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps) 6.558%, 3–29–49 (F)	1,350	1,342

		33,728

Health Care – 3.1%
Avantor, Inc.:
6.000%, 10–1–24 (E)	409	402
9.000%, 10–1–25 (E)	1,320	1,320
Bayer U.S. Finance II LLC 2.850%, 4–15–25 (E)	1,000	907
DaVita HealthCare Partners, Inc. 5.125%, 7–15–24	100	94
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (E)	600	604
4.500%, 1–15–23 (E)	2,500	2,526
HLF Financing S.a.r.l. LLC and Herbalife International, Inc. 7.250%, 8–15–26 (E)	172	169
Jaguar Holding Co. II and Pharmaceutical Product Development LLC 6.375%, 8–1–23 (E)	500	478
Kinetic Concepts, Inc. and KCI USA, Inc. 12.500%, 11–1–21 (E)	112	120
MPH Acquisition Holdings LLC 7.125%, 6–1–24 (E)	482	449
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc. 9.750%, 12–1–26 (E)	2,321	2,199
Surgery Center Holdings, Inc. 8.875%, 4–15–21 (B)(E)	948	946
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (E)	26	24
5.500%, 11–1–25 (E)	240	224
9.000%, 12–15–25 (E)	167	166
9.250%, 4–1–26 (E)	488	488
8.500%, 1–31–27 (E)	367	356
Verscend Holding Corp. 9.750%, 8–15–26 (E)	1,916	1,801
VRX Escrow Corp.:
5.875%, 5–15–23 (E)	423	391
6.125%, 4–15–25 (E)	419	366

		14,030

Industrials – 1.7%
Ahern Rentals, Inc. 7.375%, 5–15–23 (E)	770	616
Apex Tool Group LLC and BC Mountain Finance, Inc. 9.000%, 2–15–23 (B)(E)	225	190
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (E)	750	759
2.850%, 12–15–20 (E)	344	339
Lockheed Martin Corp. 2.500%, 11–23–20	1,695	1,676
Prime Security Services Borrower LLC 9.250%, 5–15–23 (E)	1,192	1,229
TransDigm UK Holdings plc 6.875%, 5–15–26 (E)	413	393
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	1,150	1,123
6.500%, 7–15–24	1,372	1,334
6.500%, 5–15–25	215	205
6.375%, 6–15–26	287	267
United Rentals (North America), Inc. (GTD by United Rentals, Inc.) 5.875%, 9–15–26	151	142
Waste Pro USA, Inc. 5.500%, 2–15–26 (E)	94	86
WESCO Distribution, Inc. (GTD by WESCO International, Inc.) 5.375%, 6–15–24	114	108

		8,467

Information Technology – 1.3%
Cardtronics, Inc. and Cardtronics USA, Inc. 5.500%, 5–1–25 (E)	158	146
Italics Merger Sub, Inc. 7.125%, 7–15–23 (E)	1,731	1,686
j2 Cloud Services LLC and j2 Global, Inc. 6.000%, 7–15–25 (E)	270	264
NCR Escrow Corp. 6.375%, 12–15–23	965	935
Orbcomm, Inc. 8.000%, 4–1–24 (E)	867	884
Pioneer Holding Corp. 9.000%, 11–1–22 (E)	713	717
Riverbed Technology, Inc. and Project Homestake Merger Corp. 8.875%, 3–1–23 (B)(E)	1,207	890

		5,522

Materials – 0.7%
American Greetings Corp. 8.750%, 4–15–25 (E)	957	866
Flex Acquisition Co., Inc. 6.875%, 1–15–25 (E)	130	116
Hillman Group, Inc. (The) 6.375%, 7–15–22 (E)	1,470	1,191
Kraton Polymers LLC and Kraton Polymers Capital Corp. 7.000%, 4–15–25 (B)(E)	210	193
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (E)	447	420
5.875%, 9–30–26 (E)	137	122
Pinnacle Operating Corp. 9.000%, 5–15–23 (E)	560	364
Valvoline Finco Two LLC 5.500%, 7–15–24	150	146

		3,418

Real Estate – 0.6%
Aircastle Ltd. 4.400%, 9–25–23	1,100	1,082
American Tower Corp. 3.400%, 2–15–19	600	600
Crown Castle International Corp. 3.700%, 6–15–26	1,500	1,432

		3,114

Utilities – 0.5%
Great Plains Energy, Inc. 4.850%, 6–1–21	1,500	1,539
Pattern Energy Group, Inc., Convertible 4.000%, 7–15–20	190	187
Sempra Energy 2.850%, 11–15–20	500	493

		2,219

Total United States – 26.8%		$128,401

TOTAL CORPORATE DEBT SECURITIES – 51.8%		$247,712
(Cost: $263,184)

MORTGAGE-BACKED SECURITIES
Cayman Islands – 0.3%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps) 8.436%, 10–15–27 (E)(F)	1,000	927
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps) 8.059%, 1–28–30 (E)(F)	250	219

		1,146

United States – 0.9%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps) 6.555%, 4–15–35 (E)(F)	600	593
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps) 6.655%, 12–15–36 (E)(F)	400	390
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps) 5.356%, 2–25–23 (E)(F)	2,000	2,004
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps) 7.955%, 6–15–29 (E)(F)	1,500	1,489

		4,476

TOTAL MORTGAGE-BACKED SECURITIES – 1.2%		$5,622
(Cost: $5,741)

OTHER GOVERNMENT SECURITIES (J)
Argentina – 0.7%
Aeropuertos Argentina 2000 S.A. 6.875%, 2–1–27 (E)	625	577
Republic of Argentina 6.875%, 4–22–21	3,100	2,801

		3,378

Brazil – 1.3%
Federative Republic of Brazil 4.875%, 1–22–21	6,100	6,237

Columbia – 0.6%
Republic of Colombia 4.375%, 7–12–21	2,600	2,639

Indonesia – 1.9%
Republic of Indonesia:
3.750%, 4–25–22 (E)	6,000	5,940
2.950%, 1–11–23	3,300	3,150

		9,090

Luxembourg – 0.4%
Rumo Luxembourg S.a.r.l. 7.375%, 2–9–24 (E)	1,750	1,824

Mexico – 0.5%
United Mexican States 3.625%, 3–15–22	2,500	2,472

Peru – 0.2%
Union Andina de Cementos S.A. 5.875%, 10–30–21 (E)	750	762

Poland – 1.3%
Republic of Poland 5.125%, 4–21–21	6,000	6,256

Qatar – 0.8%
Qatar Government Bond 2.375%, 6–2–21 (E)	4,000	3,906

Saudi Arabia – 0.3%
Saudi Arabia Government Bond 2.375%, 10–26–21 (E)	1,500	1,444

Turkey – 0.7%
Turkey Government Bond:
5.125%, 3–25–22	3,200	3,113
6.250%, 9–26–22	300	302

		3,415

United States – 0.2%
Republic of Argentina 5.625%, 1–26–22	1,000	844

Venezuela – 0.3%
Corporacion Andina de Fomento 4.375%, 6–15–22	1,500	1,553

TOTAL OTHER GOVERNMENT SECURITIES – 9.2%		$43,820
(Cost: $45,147)

LOANS(F)
Canada

Consumer Discretionary – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps) 6.552%, 5–15–23		850	799

Industrials – 0.0%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
6.236%, 5–26–24		189	180
8.000%, 5–26–24		—*	1

			181

Total Canada – 0.2%			$980
Cayman Islands

Industrials – 0.1%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps) 6.553%, 12–6–24 (C)		248	237

Total Cayman Islands – 0.1%			$237
Euro

Financials – 0.1%
Jade Germany GmbH (3-Month EURIBOR plus 475 bps) 5.750%, 5–31–23 (G)	EUR	493	552

Total Euro – 0.1%			$552
France

Health Care – 0.2%
HomeVi SAS (3-Month EURIBOR plus 325 bps) 3.250%, 10–30–24 (G)		500	567
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps) 4.000%, 6–14–24 (G)		500	571

			1,138

Total France – 0.2%			$1,138
Germany

Consumer Staples – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps) 3.250%, 8–13–22 (G)		313	262

Health Care – 0.1%
Nidda Healthcare Holding GmbH 0.000%, 8–21–24 (G)(K)		250	282

Total Germany – 0.2%			$544
Ireland

Financials – 0.1%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps) 6.522%, 11–21–24 (C)		$278	262

Total Ireland – 0.1%			$262
Isle Of Man

Consumer Discretionary – 0.0%
GVC Holdings plc (ICE LIBOR plus 250 bps) 5.022%, 3–16–24		248	241

Total Isle Of Man – 0.0%			$241
Luxembourg

Financials – 0.1%
Auris Luxembourg III S.a.r.l. 0.000%, 7–24–25 (G)(K)	EUR	475	543

Health Care – 0.0%
AI Sirona (Luxembourg) Acquisition S.a.r.l. (3-Month EURIBOR plus 400 bps) 4.000%, 9–30–25 (G)		133	151
AI Sirona (Luxembourg) Acquisition S.a.r.l. (ICE LIBOR plus 475 bps) 5.651%, 9–30–25 (G)	GBP	120	150

			301

Information Technology – 0.0%
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps) 4.772%, 4–16–25		$60	57

Materials – 0.1%
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps) 6.670%, 7–11–24		350	346

Total Luxembourg – 0.2%			$1,247
Netherlands

Financials – 0.1%
BCPE Max Dutch Bidco B.V. (3-Month EURIBOR plus 475 bps) 4.750%, 10–31–25 (G)	EUR	213	244

Materials – 0.1%
Caldic B.V. (3-Month EURIBOR plus 325 bps) 3.000%, 7–18–24 (G)		500	564

Total Netherlands – 0.2%			$808
Saint Lucia

Communication Services – 0.0%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps) 5.960%, 5–10–24		$117	106

Total Saint Lucia – 0.0%			$106
United Kingdom

Consumer Discretionary – 0.2%
Belmond Interfin Ltd. (3-Month EURIBOR plus 300 bps) 3.000%, 7–3–24 (G)	EUR	493	562
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps) 5.480%, 5–6–22 (G)	GBP	500	625

			1,187

Health Care – 0.1%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps) 5.953%, 4–4–25 (G)		500	620

Total United Kingdom – 0.3%			$1,807
United States

Communication Services – 1.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps) 5.772%, 7–25–21		$403	355
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps) 9.022%, 7–25–22		563	439

CenturyLink, Inc. (ICE LIBOR plus 275 bps):
5.272%, 9–30–22	1,122	1,081
5.272%, 1–31–25	513	478
Charter Communications Operating LLC (ICE LIBOR plus 200 bps) 4.530%, 4–30–25	248	237
CSC Holdings LLC (ICE LIBOR plus 225 bps) 4.705%, 7–17–25	212	201
Frontier Communications Corp. (ICE LIBOR plus 275 bps) 5.280%, 3–31–21	493	468
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps) 4.754%, 2–22–24	220	209
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps) 5.936%, 1–7–22	18	17
MLN U.S. Holdco LLC 0.000%, 11–30–26 (K)	102	99
Recorded Books, Inc. (ICE LIBOR plus 450 bps) 7.303%, 8–31–25	220	217
Securus Technologies Holdings, Inc. 0.000%, 11–1–24 (K)	82	79
Securus Technologies Holdings, Inc. (ICE LIBOR plus 450 bps) 7.022%, 11–1–24	268	257
Sprint Communications, Inc. (ICE LIBOR plus 250 bps) 5.063%, 2–2–24	422	401
Univision Communications, Inc. (ICE LIBOR plus 275 bps) 5.272%, 3–15–24	309	279
West Corp. (3-Month ICE LIBOR plus 400 bps) 6.527%, 10–10–24	1,563	1,431

		6,248

Consumer Discretionary – 2.8%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps): 6.349%, 7–2–22	176	116
Asurion LLC (ICE LIBOR plus 600 bps) 9.022%, 8–4–25	731	721
BARBRI, Inc. (ICE LIBOR plus 425 bps) 6.599%, 12–1–23	223	217
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps) 5.522%, 2–1–24	210	207
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps) 8.387%, 5–9–20	70	69
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps) 7.706%, 11–9–19	800	802
Equinox Holdings, Inc. (ICE LIBOR plus 300 bps) 5.522%, 3–8–24	211	203
frontdoor, Inc. (ICE LIBOR plus 250 bps) 5.063%, 8–16–25	249	239
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps) 7.456%, 8–9–19	120	120
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps) 8.956%, 2–9–20	1,300	1,299
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps) 7.772%, 6–8–25	199	189
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps) 6.956%, 6–23–23	245	209
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps) 7.477%, 10–16–23	601	571
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps) 11.727%, 5–21–24	1,037	1,001
Laureate Education, Inc. (ICE LIBOR plus 350 bps) 6.027%, 4–26–24	1,519	1,487

Mister Car Wash Holdings, Inc. (ICE LIBOR plus 400 bps) 5.745%, 8–21–21	386	378
Neiman Marcus Group Ltd., Inc. (ICE LIBOR plus 325 bps) 5.630%, 10–25–20	168	141
NPC International, Inc. (ICE LIBOR plus 350 bps) 6.022%, 4–20–24	147	137
NPC International, Inc. (ICE LIBOR plus 750 bps) 10.022%, 4–18–25	616	576
Parker Private Merger Sub, Inc. (ICE LIBOR plus 375 bps) 6.170%, 10–11–25	250	240
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps) 4.705%, 10–15–25	250	241
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps) 5.777%, 1–26–23	259	189
PetSmart, Inc. 0.000%, 3–11–22 (K)	42	33
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps) 5.380%, 3–11–22	1,202	946
Rough Country LLC (ICE LIBOR plus 375 bps) 6.272%, 5–25–23 (C)	248	246
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps) 6.720%, 6–15–25	728	706
Talbots, Inc. (The) (ICE LIBOR plus 700 bps) 9.506%, 11–28–22 (C)	1,398	1,377
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps) 8.387%, 5–9–20	550	548
Travel Leaders Group LLC (ICE LIBOR plus 400 bps) 6.455%, 1–25–24	350	347
TRLG Intermediate Holdings LLC 10.000%, 10–27–22	148	141
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps) 7.095%, 4–4–25 (C)	249	244

		13,940

Consumer Staples – 0.2%
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
5.182%, 4–6–24	68	66
5.272%, 4–6–24	136	131
7.250%, 4–6–24	—*	—*
5.553%, 4–6–24	3	3
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps) 6.553%, 10–22–25	410	399
GOBP Holdings, Inc. (ICE LIBOR plus 725 bps) 10.053%, 10–22–26	275	270
Post Holdings, Inc. (ICE LIBOR plus 225 bps) 4.510%, 5–24–24	138	133
Prestige Brands, Inc. (ICE LIBOR plus 200 bps) 4.522%, 1–26–24	124	119
Sigma U.S. Corp. (ICE LIBOR plus 300 bps) 5.398%, 7–2–25	249	235
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps) 6.957%, 6–30–24 (C)	144	138

		1,494

Energy – 0.8%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps) 13.457%, 2–16–21	266	250
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps) 8.457%, 8–12–20	1,050	1,019
California Resources Corp. (ICE LIBOR plus 475 bps) 7.256%, 12–31–22	376	363
EG America LLC 0.000%, 2–6–25 (K)	47	45
EG America LLC (ICE LIBOR plus 400 bps) 6.813%, 2–6–25	248	239
Foresight Energy LLC (ICE LIBOR plus 725 bps) 8.277%, 3–28–22	1,625	1,588
Oryx Southern Delaware Holdings LLC (ICE LIBOR plus 325 bps) 5.772%, 2–28–25	248	229
Westmoreland Coal Co. 0.000%, 5–22–19 (K)	37	37
Westmoreland Coal Co. (ICE LIBOR plus 650 bps) 8.834%, 12–16–20 (L)	982	375
Westmoreland Coal Co. (ICE LIBOR plus 825 bps) 10.896%, 5–21–19	165	164

		4,309

Financials – 1.6%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 300 bps) 5.205%, 5–10–25	36	34
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps):
6.119%, 12–3–22 (C)	496	482
Aretec Group, Inc. (ICE LIBOR plus 425 bps) 6.772%, 10–1–25	250	243
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps) 9.186%, 7–20–26 (C)	780	741
Financial & Risk U.S. Holdings, Inc. (ICE LIBOR plus 375 bps) 6.272%, 10–1–25	250	237
HarbourVest Partners LLC (ICE LIBOR plus 225 bps) 4.690%, 3–1–25	232	225
Hub International Ltd. (ICE LIBOR plus 300 bps) 5.240%, 4–25–25	303	285
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps) 6.006%, 4–3–25 (C)	523	511
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps) 4.522%, 3–31–24	248	233
Jane Street Group LLC (ICE LIBOR plus 375 bps) 5.527%, 8–25–22	983	954
MA FinanceCo. LLC (ICE LIBOR plus 275 bps) 5.022%, 6–21–24	38	35
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps) 6.522%, 2–28–25	1,877	1,826
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps) 11.022%, 2–28–26 (C)	545	534
NFP Corp. (ICE LIBOR plus 300 bps) 5.522%, 1–8–24	532	502
TransUnion (ICE LIBOR plus 200 bps) 4.522%, 4–9–23	133	128

		6,970

Health Care – 2.1%
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps) 6.063%, 5–4–25	249	235
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps) 5.955%, 5–10–23 (C)	268	258
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps) 6.750%, 10–20–23	147	135
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps) 7.470%, 5–15–25	249	242
CHG PPC Parent LLC (ICE LIBOR plus 275 bps) 5.272%, 3–30–25 (C)	249	238
Concordia International Corp. (ICE LIBOR plus 550 bps) 7.887%, 9–6–24	226	215
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps) 7.303%, 10–4–24 (C)	248	243
Envision Healthcare Corp. (ICE LIBOR plus 375 bps) 6.272%, 10–11–25	250	232
Exactech, Inc. (ICE LIBOR plus 375 bps) 6.272%, 2–14–25 (C)	248	242
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps) 6.313%, 7–2–25 (C)	1,424	1,378
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps) 9.563%, 7–2–26 (C)	365	363
Hanger, Inc. (ICE LIBOR plus 350 bps) 6.022%, 3–6–25	248	247
Heartland Dental LLC 0.000%, 4–30–25 (K)	76	73
Heartland Dental LLC (ICE LIBOR plus 375 bps) 6.272%, 4–30–25	832	796
LifeScan Global Corp. (ICE LIBOR plus 950 bps) 11.896%, 10–1–25 (C)	122	113
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
6.957%, 3–9–25 (C)	83	82
6.772%, 3–9–25 (C)	83	82
6.957%, 3–17–25 (C)	33	33
6.686%, 3–17–25 (C)	10	10
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps) 7.277%, 8–28–22	247	226
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps) 7.129%, 11–16–25	1,161	1,098
SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps) 9.756%, 10–11–19	1,044	1,043
Schumacher Group (ICE LIBOR plus 400 bps) 6.522%, 7–31–22	267	253
Syneos Health, Inc. (ICE LIBOR plus 200 bps) 4.522%, 8–1–24	191	184
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps) 5.272%, 2–6–24	148	132
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps) 5.772%, 8–31–24	247	233
Verscend Holding Corp. (ICE LIBOR plus 450 bps) 7.022%, 8–27–25	1,750	1,689
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps) 6.272%, 11–2–24	248	244

		10,319

Industrials – 2.3%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps) 8.030%, 6–8–25 (C)	190	187
Brookfield WEC Holdings, Inc. (ICE LIBOR plus 375 bps) 6.272%, 8–1–25	250	242
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps) 5.772%, 7–31–22	440	424
Chill Merger Sub, Inc. (ICE LIBOR plus 350 bps) 6.022%, 3–20–24 (C)	131	125
Diamond (BC) B.V. (ICE LIBOR plus 300 bps) 5.527%, 9–6–24 (C)	248	228
Dynacast International LLC (ICE LIBOR plus 850 bps) 11.303%, 1–30–23 (C)	683	635
Fastener Acquisition, Inc. (ICE LIBOR plus 425 bps):
6.772%, 3–28–25	106	100
7.053%, 3–28–25	142	133
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps) 6.022%, 1–22–25 (C)	248	236
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps) 7.522%, 5–10–25	1,626	1,514
MRO Holdings, Inc. (ICE LIBOR plus 525 bps) 7.427%, 10–25–23 (C)	496	491
Packers Holdings LLC (ICE LIBOR plus 325 bps) 5.432%, 12–4–24 (C)	248	239
PAE Holding Corp. (ICE LIBOR plus 550 bps) 8.119%, 10–20–22 (C)	1,449	1,420
PAE Holding Corp. (ICE LIBOR plus 950 bps) 12.119%, 10–20–23 (C)	134	131
PT Holdings LLC (ICE LIBOR plus 400 bps) 6.803%, 12–7–24 (C)	403	393
Red Ventures LLC (ICE LIBOR plus 400 bps) 5.522%, 11–8–24 (C)	249	237
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps) 5.397%, 6–5–20	603	605
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps) 6.291%, 11–1–24	248	231
Solera LLC and Solera Finance, Inc. (ICE LIBOR plus 475 bps) 5.272%, 3–3–23	478	450
TransDigm, Inc. (ICE LIBOR plus 250 bps) 5.022%, 6–9–23	499	470
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps) 7.566%, 9–8–23 (C)	146	140

Tronair, Inc. (Prime rate plus 375 bps) 7.272%, 9–8–23 (C)	1	1
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps) 4.272%, 10–31–25	249	243
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps) 10.272%, 8–25–25	1,235	1,176
William Morris Endeavor Entertainment LLC (ICE LIBOR plus 275 bps) 5.280%, 5–29–25	178	163
YRC Worldwide, Inc. (ICE LIBOR plus 850 bps) 11.022%, 7–26–22	521	488
Zebra Technologies Corp. (ICE LIBOR plus 175 bps) 4.095%, 10–27–21	147	145

		10,847

Information Technology – 1.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps) 9.522%, 9–19–25	384	373
CCC Information Services, Inc. (ICE LIBOR plus 675 bps) 9.272%, 4–27–25	215	211
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps) 9.630%, 5–1–25	414	379
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps) 6.522%, 10–31–24	269	263
Entegris, Inc. (ICE LIBOR plus 200 bps) 4.522%, 11–6–25	250	242
First Data Corp. (ICE LIBOR plus 225 bps):
4.504%, 7–10–22	65	62
4.504%, 4–26–24	131	125
Flexera Software LLC (ICE LIBOR plus 325 bps) 5.780%, 2–26–25	288	277
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps) 6.272%, 5–21–25 (C)	604	587
HS Purchaser LLC (ICE LIBOR plus 375 bps) 6.272%, 3–29–25 (C)	204	196
Inovalon Holdings, Inc. (ICE LIBOR plus 350 bps) 5.938%, 4–2–25	249	242
Microchip Technology, Inc. (ICE LIBOR plus 200 bps) 4.530%, 5–29–25	226	214
Mitchell International, Inc. (ICE LIBOR plus 325 bps) 5.772%, 12–1–24	105	101
Mitchell International, Inc. (ICE LIBOR plus 725 bps) 9.772%, 11–30–25	237	230
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps) 7.022%, 11–30–25	366	354
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps) 11.272%, 11–30–26	244	237
NAVEX TopCo, Inc. (ICE LIBOR plus 325 bps) 5.780%, 9–5–25 (C)	249	234
Navicure, Inc. (ICE LIBOR plus 375 bps) 6.272%, 11–1–24	248	240
OpenLink International, Inc. (ICE LIBOR plus 475 bps) 7.272%, 3–21–25	198	196

Output Services Group, Inc. (ICE LIBOR plus 425 bps) 6.772%, 3–27–24	248	240
Park Place Technologies LLC (ICE LIBOR plus 400 bps) 6.522%, 3–29–25 (C)	249	245
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps) 6.313%, 8–1–24	247	224
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps) 5.022%, 6–21–24	257	239
SS&C Technologies Holdings, Inc. (ICE LIBOR plus 250 bps) 4.772%, 4–16–25	158	149
SS&C Technologies, Inc. (ICE LIBOR plus 225 bps) 4.772%, 4–16–25	249	235
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps) 6.772%, 7–13–20 (C)	209	171
VF Holding Corp. (ICE LIBOR plus 325 bps) 6.053%, 7–2–25	250	237

		6,503

Materials – 0.7%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps) 7.772%, 4–5–24	129	124
Crown Americas LLC (ICE LIBOR plus 200 bps) 4.479%, 4–3–25	193	192
Ferro Corp. (ICE LIBOR plus 225 bps) 5.053%, 2–14–24	211	203
Flex Acquisition Co., Inc. (ICE LIBOR plus 325 bps) 5.599%, 6–22–25	249	235
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps) 6.803%, 5–31–25	837	793
HVSC Merger Sub Corp. 0.000%, 10–20–24 (K)	51	49
HVSC Merger Sub Corp. (ICE LIBOR plus 400 bps):
6.022%, 10–28–24	167	160
5.995%, 10–28–24	98	94
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps) 7.280%, 3–2–23 (C)	389	383
Starfruit U.S. Holdco LLC (ICE LIBOR plus 325 bps) 5.599%, 10–1–25 (C)	250	239
Styrolution Group GmbH (ICE LIBOR plus 375 bps) 4.803%, 9–30–21 (C)	53	51
Versum Materials, Inc. (ICE LIBOR plus 250 bps) 4.803%, 9–29–23	225	220
W.R. Grace & Co. - Conn (ICE LIBOR plus 175 bps):
4.553%, 4–3–25	92	89
4.136%, 4–3–25	157	152

		2,984

Real Estate – 0.6%
Access CIG LLC 0.000%, 2–27–25 (K)	28	27
Access CIG LLC (ICE LIBOR plus 375 bps):
6.457%, 2–27–25	254	246
Avolon TLB Borrower 1 U.S. LLC (ICE LIBOR plus 200 bps) 4.470%, 1–15–25	206	198

Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 8.887%, 5–1–19	1,000	1,000
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 8.850%, 4–1–19	986	987
Terra Millennium Corp. (ICE LIBOR plus 625 bps) 9.313%, 10–31–22 (C)	418	414

		2,872

Total United States – 13.6%		$66,486

TOTAL LOANS – 15.2%		$74,408
(Cost: $77,630)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 1.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.718%, 2–25–45 (E)(F)	500	499
3.738%, 4–25–45 (E)(F)	1,800	1,796
3.358%, 5–25–45 (E)(F)	1,185	1,184
3.558%, 8–25–45 (E)(F)	350	350
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 2.500%, 6–15–39	799	791
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4–25–40	786	772
3.000%, 2–25–44	187	188
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 4.646%, 7–1–20	265	268
Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4–20–34	109	109

		5,957

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$5,957
(Cost: $6,115)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 8.3%
U.S. Treasury Bonds 2.250%, 11–15–25	2,250	2,201
U.S. Treasury Notes:
1.500%, 8–15–20	4,000	3,934
1.375%, 9–30–20	3,050	2,990

2.875%, 10–15–21	6,000	6,063
1.875%, 7–31–22	3,350	3,280
1.875%, 10–31–22	6,400	6,257
1.375%, 6–30–23	3,350	3,189
2.875%, 10–31–23	3,000	3,050
2.125%, 9–30–24	1,600	1,564
2.875%, 7–31–25	3,235	3,293
1.500%, 8–15–26	4,510	4,163

		39,984

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.3%		$39,984
(Cost: $40,037)

SHORT-TERM SECURITIES
Commercial Paper (N) – 4.7%
DTE Electric Co. 2.955%, 1–9–19	3,494	3,492
DTE Energy Co. (GTD by Detroit Edison Co.) 2.904%, 1–7–19	3,000	2,998
EssilorLuxottica S.A. 2.461%, 1–4–19	4,000	3,999
J.M. Smucker Co. (The) 2.750%, 1–2–19	4,072	4,071
Northern Illinois Gas Co. 2.853%, 1–2–19	2,946	2,946
Sonoco Products Co. 2.700%, 1–2–19	1,170	1,170
Wisconsin Gas LLC 2.520%, 1–10–19	4,000	3,997

		22,673

Master Note – 1.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.720%, 1–7–19 (M)	9,358	9,358

Money Market Funds – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.400%, (O)(P)	8,035	8,035

TOTAL SHORT-TERM SECURITIES – 8.3%		$40,066
(Cost: $40,067)

TOTAL INVESTMENT SECURITIES – 99.2%		$476,322
(Cost: $497,272)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		3,931

NET ASSETS – 100.0%		$480,253

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $10,498 are on loan.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At December 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Pinnacle Agriculture Enterprises LLC	3-10-17	389	$177	$35
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,559
			$1,801	$1,594

The total value of these securities represented 0.3% of net assets at December 31, 2018.

(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $208,583 or 43.4% of net assets.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro and GBP – British Pound).

(H)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(M)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	Rate shown is the yield to maturity at December 31, 2018.

(O)	Rate shown is the annualized 7-day yield at December 31, 2018.

(P)	Investment made with cash collateral received from securities on loan.

The following over the counter credit default swaps – buy protection(1) were outstanding at December 31, 2018:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	JPMorgan Chase Bank N.A.	(5.000%	)	12-20-23	38	$19	$9	$10
K Hovnanian Enterprises, Inc.	Barclays Bank plc	(5.000%	)	12-20-22	339	135	139	(4)
						$154	$148	$6

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	4,240	U.S. Dollar	5,629	1-31-19	JPMorgan Securities LLC	$217	$—
Euro	4,274	U.S. Dollar	5,059	1-31-19	JPMorgan Securities LLC	47	—
Euro	5,556	U.S. Dollar	7,198	9-30-21	JPMorgan Securities LLC	306	—
Euro	503	U.S. Dollar	586	1-7-19	Morgan Stanley International	9	—
						$579	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$83	$21	$—
Consumer Discretionary	1,075	—	21
Health Care	133	—	—
Total Common Stocks	$1,291	$21	$21
Investment Funds	6,289	—	—
Preferred Stocks	—	1,559	35
Asset-Backed Securities	—	9,537	—
Corporate Debt Securities	—	247,712	—
Mortgage-Backed Securities	—	5,622	—
Other Government Securities	—	43,820	—
Loans	—	60,035	14,373
United States Government Agency Obligations	—	5,957	—
United States Government Obligations	—	39,984	—
Short-Term Securities	8,035	32,031	—
Total	$15,615	$446,278	$14,429
Over the Counter Credit Default Swaps	$19	$135	$—
Forward Foreign Currency Contracts	$—	$579	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 10-1-18	$68	$217	$12,113
Net realized gain (loss)	—	—	— *
Net change in unrealized appreciation (depreciation)	(47)	(182)	(617)
Purchases	—	—	2,605
Sales	—	—	(899)
Amortization/Accretion of premium/discount	—	—	2
Transfers into Level 3 during the period	—	—	5,914
Transfers out of Level 3 during the period	—	—	(4,745)
Ending Balance 12-31-18	$21	$35	$14,373
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-18	$(47)	$(182)	$(449)

Information about Level 3 fair value measurements:

	Fair Value at 12-31-18	Valuation Technique(s)	Unobservable Input(s)	Input Value
Assets
Common Stocks	$21	Market approach	Adjusted EBITDA multiple	6.84x
			Adjusted EBITDA multiple	9.27x
Preferred Stocks	35	Market approach	Illiquidity discount	10%
Loans	14,373	Third-party vendor service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ETF = Exchanged-Traded Fund

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$497,272

Gross unrealized appreciation	1,511
Gross unrealized depreciation	(22,461)

Net unrealized depreciation	$(20,950)

SCHEDULE OF INVESTMENTS Ivy California Municipal High Income Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California – 89.4%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6–1–55 (A)	$1,000	$41
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A, 5.000%, 12–1–48	250	281
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A, 5.000%, 4–1–47	300	334
CA Infra and Econ Dev Bank, Infra State Revolving Fund Rev Bonds, Ser 2016A, 4.000%, 10–1–19	400	407
CA Muni Fin Auth, Charter Sch Lease Rev Bonds (Bella Mente Montessori Academy Proj), Ser 2018A, 5.000%, 6–1–48	325	336
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A, 5.000%, 7–1–49	300	308
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev), 5.000%, 5–15–24	100	116
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A, 5.000%, 11–1–46	500	533
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018, 5.000%, 10–1–27	250	293
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11–15–32	425	505
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7–1–37	250	277
5.000%, 7–1–42	250	273

CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12–31–47	250	246
5.000%, 12–31–47	250	272
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC–West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC), 4.000%, 5–15–48	300	300
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1, 3.375%, 7–1–25	300	307
CA Pollutn Ctl Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010A, 1.740%, 9–1–38 (B)	250	250
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012:
5.000%, 11–21–45	500	512
CA Sch Fin Auth, Charter Sch Rev Bonds (Ace Charter Sch - Oblig Group), Ser 2016A, 5.000%, 6–1–52	300	291
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A, 5.000%, 6–1–52	300	253
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A, 5.000%, 6–1–43	250	257
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6–1–30	310	326
5.000%, 6–1–37	330	339
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017, 5.000%, 6–1–37	500	537
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016, 5.000%, 8–1–41	250	264

CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A, 5.000%, 7–1–52	340	346
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2015A, 5.000%, 7–1–45	100	105
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C, 5.000%, 7–1–31	250	273
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A, 5.000%, 7–1–48	350	368
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A, 5.000%, 8–1–48	250	266
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A, 5.000%, 7–1–47	300	323
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A, 5.000%, 7–1–49	300	316
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015, 5.000%, 10–1–22	270	292
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12–1–56	250	262
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF - Irvine LLC), Ser 2017, 5.000%, 5–15–47	185	203
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF - Irvine LLC), Ser 2017, 5.000%, 5–15–42	300	331
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A, 5.250%, 12–1–44	250	263
CA Statewide Comnty Dev Auth, Sch Fac Rev Bonds (Alliance for College Ready Pub Sch - 47th and Main Proj), Ser 2012A, 6.375%, 7–1–47	100	107

CA Various Purp GO Bonds, 5.000%, 9–1–46	500	564
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A, 3.500%, 9–1–43	250	228
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2, 5.000%, 9–1–47	150	161
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9–1–42	200	201
4.250%, 9–1–47	300	302
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1–15–53	300	292
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6–1–29	600	661
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A, 5.000%, 6–1–22	175	192
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds, 5.300%, 6–1–37	150	151
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6–1–47	500	482
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2, 5.000%, 6–1–47	250	241
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC), 5.000%, 9–1–47	150	161
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017, 5.000%, 9–1–33	500	553
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A, 5.500%, 11–15–37	165	202

Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B, 5.000%, 5–15–46	300	330
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C, 7.000%, 11–1–34	300	418
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A, 5.000%, 9–1–46	300	322
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A, 5.000%, 2–1–24	250	273
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9–1–42	130	140
5.000%, 9–1–47	230	246
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017, 5.000%, 9–1–47	135	144
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013, 5.000%, 9–15–27	40	43
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11–1–39	175	174
5.000%, 11–1–39	500	536
Palomar Hlth, Cert of Part, Ser 2017, 5.000%, 11–1–21	250	267
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016, 5.000%, 9–1–46	250	267
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M, 5.000%, 5–15–32	300	353
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A, 5.000%, 9–1–35	250	273
Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps), 2.385%, 6–1–34 (C)	400	392
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser2018E, 5.000%, 7–1–35	250	291

Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016, 5.000%, 9–1–41	250	267
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016, 4.000%, 9–1–42	250	248
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	100	109
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A, 5.000%, 7–1–27	100	121
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A, 5.000%, 7–1–42	200	226
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB, 4.000%, 11–1–39	250	260
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A, 5.000%, 3–1–47	200	222
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	250	275
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A, 5.000%, 11–1–33	295	344
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H, 5.000%, 4–1–26	300	356
Successor Agy to the Redev Agy of the City of San Jose, Tax Alloc Rfdg Bonds, Ser 2017B, 5.000%, 8–1–19	300	306
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC), 4.000%, 8–1–40	250	256
Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1, 5.500%, 6–1–45	100	101

Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	280	280
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D, 0.000%, 6–1–46 (A)	300	33
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7–1–30	45	45
3.750%, 7–1–31	255	257
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A, 5.000%, 9–1–29	250	287
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017, 5.000%, 9–1–47	300	319

		24,485

Guam – 1.0%
Guam Port Rev Bonds, Ser 2018B, 5.000%, 7–1–22	250	268

Puerto Rico – 1.2%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4, 5.250%, 7–1–30	135	139
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7–1–32	120	130
5.250%, 7–1–33	50	54

		323

TOTAL MUNICIPAL BONDS – 91.6%		$25,076
(Cost: $25,194)

SHORT-TERM SECURITIES

Master Note – 4.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (D)	1,232	1,232

Municipal Obligations – 2.7%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 1.760%, 1–7–19 (D)	500	500
University of California (1-Month U.S. LIBOR plus 8 bps), 2.450%, 1–7–19 (D)	250	250

		750

TOTAL SHORT-TERM SECURITIES – 7.2%		$1,982
(Cost: $1,982)

TOTAL INVESTMENT SECURITIES – 98.8%		$27,058

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		321

NET ASSETS – 100.0%		$27,379

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $250 or 0.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$25,076	$—
Short-Term Securities	—	1,982	—
Total	$—	$27,058	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$27,176

Gross unrealized appreciation	236
Gross unrealized depreciation	(354)

Net unrealized depreciation	$(118)

SCHEDULE OF INVESTMENTS Ivy Crossover Credit Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5–26–22	$250	$242
3.650%, 7–21–27	250	217

TOTAL ASSET-BACKED SECURITIES – 1.4%		$459
(Cost: $501)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 3.4%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.375%, 4–1–38	750	699
CSC Holdings LLC, 5.375%, 2–1–28 (A)	500	460

		1,159

Integrated Telecommunication Services – 1.4%
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC, 4.738%, 3–20–25 (A)	500	490

Total Communication Services – 4.8%		1,649
Consumer Discretionary

Auto Parts & Equipment – 2.0%
Lear Corp., 3.800%, 9–15–27	750	685

Homebuilding – 1.3%
Toll Brothers Finance Corp., 4.350%, 2–15–28	500	428

Restaurants – 1.4%
Starbucks Corp., 4.000%, 11–15–28 (B)	500	494

Total Consumer Discretionary – 4.7%		1,607
Consumer Staples

Brewers – 2.1%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 3.650%, 2–1–26 (A)	750	709

Distillers & Vintners – 2.7%
Bacardi Ltd., 4.450%, 5–15–25 (A)	200	197
Constellation Brands, Inc., 3.700%, 12–6–26	750	707

		904

Packaged Foods & Meats – 4.9%
Bunge Ltd. Finance Corp., 3.750%, 9–25–27	250	222
General Mills, Inc., 4.200%, 4–17–28	750	735
Smithfield Foods, Inc., 2.650%, 10–3–21 (A)	750	717

		1,674

Total Consumer Staples – 9.7%		3,287
Energy

Oil & Gas Exploration & Production – 2.8%
Canadian Natural Resources Ltd., 3.850%, 6–1–27	750	708
EQT Corp., 3.000%, 10–1–22	250	237

		945

Oil & Gas Storage & Transportation – 7.6%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3–31–25	500	498
Energy Transfer Partners L.P., 4.950%, 6–15–28	500	490
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10–1–27	1,000	917
Williams Partners L.P.:
3.750%, 6–15–27	500	474
4.850%, 3–1–48	250	228

		2,607

Total Energy – 10.4%		3,552
Financials

Asset Management & Custody Banks – 1.4%
Ares Capital Corp., 4.250%, 3–1–25	500	476

Consumer Finance – 3.4%
Capital One Financial Corp., 3.750%, 7–28–26	250	229
Discover Bank, 3.450%, 7–27–26 (B)	500	459
Ford Motor Credit Co. LLC, 3.336%, 3–18–21	500	485

		1,173

Diversified Banks – 7.3%
Banco Bilbao Vizcaya Argentaria S.A., 6.125%, 2–16–66 (B)	1,000	838
Bank of America Corp., 3.705%, 4–24–28	250	240
Barclays plc, 4.836%, 5–9–28	500	459
Danske Bank A.S., 2.700%, 3–2–22 (A)	500	479
Santander Holdings USA, Inc., 3.400%, 1–18–23	500	480

		2,496

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The), 4.250%, 10–21–25	500	479

Life & Health Insurance – 2.7%
Athene Holding Ltd., 4.125%, 1–12–28	1,000	909

Other Diversified Financial Services – 4.2%
Citigroup, Inc., 4.450%, 9–29–27	500	482
JPMorgan Chase & Co., 3.625%, 12–1–27	1,000	931

		1,413

Specialized Finance – 3.0%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 5.450%, 6–15–23 (A)	1,000	1,018

Total Financials – 23.4%		7,964
Health Care

Health Care Equipment – 1.4%
Becton Dickinson & Co., 3.700%, 6–6–27	500	473

Managed Health Care – 2.8%
Centene Escrow I Corp., 5.375%, 6–1–26 (A)	1,000	972

Pharmaceuticals – 7.2%
Bayer U.S. Finance II LLC, 4.375%, 12–15–28 (A)	1,000	956
Elanco Animal Health, Inc., 4.900%, 8–28–28 (A)	500	509
Zoetis, Inc., 3.900%, 8–20–28	1,000	980

		2,445

Total Health Care – 11.4%		3,890
Industrials

Aerospace & Defense – 6.2%
BAE Systems Holdings, Inc., 3.850%, 12–15–25 (A)	500	496
Huntington Ingalls Industries, Inc., 3.483%, 12–1–27	1,000	931
Northrop Grumman Corp., 3.250%, 1–15–28	750	701

		2,128

Agricultural & Farm Machinery – 2.7%
CNH Industrial N.V., 3.850%, 11–15–27	1,000	910

Industrial Conglomerates – 0.7%
TriMas Corp., 4.875%, 10–15–25 (A)	250	231

Total Industrials – 9.6%		3,269
Information Technology

Communications Equipment – 2.8%
L-3 Communications Corp., 3.850%, 12–15–26	1,000	969

IT Consulting & Other Services – 3.0%
Keysight Technologies, Inc., 4.600%, 4–6–27	1,000	1,004

Semiconductors – 4.3%
Marvell Technology Group Ltd., 4.875%, 6–22–28	1,000	975
QUALCOMM, Inc., 2.900%, 5–20–24	500	476

		1,451

Total Information Technology – 10.1%		3,424

Materials

Diversified Metals & Mining – 2.8%
Anglo American Capital plc, 3.625%, 9–11–24 (A)	1,000	944

Total Materials – 2.8%		944
Real Estate

Health Care REITs – 1.4%
Senior Housing Properties Trust, 4.750%, 2–15–28	500	472

Hotel & Resort REITs – 2.7%
Hospitality Properties Trust, 3.950%, 1–15–28	1,000	902

Specialized REITs – 3.4%
Crown Castle International Corp.:
3.200%, 9–1–24	250	236
4.750%, 5–15–47	1,000	926

		1,162

Total Real Estate – 7.5%		2,536
Utilities

Electric Utilities – 1.5%
CenterPoint Energy, Inc., 4.250%, 11–1–28	500	507

Total Utilities – 1.5%		507

TOTAL CORPORATE DEBT SECURITIES – 95.9%		$32,629
(Cost: $34,280)
SHORT-TERM SECURITIES
Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (C)	310	310

Money Market Funds – 1.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.400%, (D)(E)	493	493

TOTAL SHORT-TERM SECURITIES – 2.3%		$803
(Cost: $803)

TOTAL INVESTMENT SECURITIES – 99.6%		$33,891
(Cost: $35,584)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		138

NET ASSETS – 100.0%		$34,029

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $8,178 or 24.0% of net assets.

(B)	All or a portion of securities with an aggregate value of $477 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E) Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$459	$—
Corporate Debt Securities	—	32,629	—
Short-Term Securities	493	310	—
Total	$493	$33,398	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$35,584

Gross unrealized appreciation	25
Gross unrealized depreciation	(1,718)

Net unrealized depreciation	$(1,693)

SCHEDULE OF INVESTMENTS Ivy IG International Small Cap Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Communication Services – 1.3%
carsales.com Ltd.	243	$1,880

Consumer Discretionary – 1.5%
Ardent Leisure Group	2,138	2,229

Materials – 2.0%
Evolution Mining Ltd.	900	2,342
Nufarm Ltd.	155	650

		2,992

Utilities – 1.5%
Spark Infrastructure Group	1,479	2,304

Total Australia – 6.3%		$9,405
Austria

Industrials – 1.0%
Andritz AG	32	1,462

Real Estate – 1.0%
Immofinanz AG (A)	65	1,549

Total Austria – 2.0%		$3,011
Belgium

Materials – 0.8%
Tessenderlo Chemie N.V. (A)	36	1,189

Total Belgium – 0.8%		$1,189
Estonia

Industrials – 0.8%
Tallinna Sadam AS (A)	495	1,157

Total Estonia – 0.8%		$1,157
France

Communication Services – 1.3%
Ubisoft Entertainment S.A. (A)	24	1,912

Energy – 1.7%
Rubis Group	47	2,536

Financials – 0.9%
Rothschild & Co.	37	1,303

Industrials – 3.8%
Alstom (A)	67	2,720
Latecoere S.A. (A)(B)	230	730
Teleperformance SE	14	2,203

		5,653

Information Technology – 0.3%
Sopra Steria Group S.A.	5	429

Total France – 8.0%		$11,833
Germany

Communication Services – 0.7%
Rocket Internet SE (A)	47	1,090

Health Care – 0.1%
Sartorius AG	2	242

Industrials – 2.2%
Duerr AG (B)	40	1,402
Sixt SE	36	2,001

		3,403

Information Technology – 2.9%
cyan AG (A)	32	952
Dialog Semiconductor plc (A)	42	1,088
Mynaric AG (A)(B)	26	1,029
Serviceware SE (A)(B)	49	898
Stemmer Imaging AG	9	398

		4,365

Materials – 1.1%
Fuchs Petrolub SE	39	1,592

Total Germany – 7.0%		$10,692
Hong Kong

Financials – 1.0%
Melco International Development Ltd.	771	1,563

Industrials – 1.0%
Pacific Basin Shipping Ltd.	7,609	1,449

Total Hong Kong – 2.0%		$3,012
Ireland

Consumer Discretionary – 1.3%
Dalata Hotel Group plc	346	1,876

Consumer Staples – 1.3%
Total Produce plc (B)	1,182	1,917

Financials – 0.3%
Greencoat Renewables plc	354	418

Health Care – 1.3%
Mainstay Medical International plc (A)(C)	42	279
UDG Healthcare plc	228	1,735

		2,014

Industrials – 1.3%
Irish Continental Group plc	196	955
Kingspan Group plc	26	1,117

		2,072

Materials – 1.2%
Smurfit Kappa Group plc	70		1,855

Total Ireland – 6.7%			$10,152
Isle Of Man

Consumer Discretionary – 0.9%
GVC Holdings plc	157		1,348

Information Technology – 1.0%
Strix Group plc (B)	818		1,474

Total Isle Of Man – 1.9%			$2,822
Italy

Financials – 0.5%
Mediobanca S.p.A.	86		730

Industrials – 1.1%
FILA Fabbrica Italiana Lapis ed Affini S.p.A. (B)	111		1,714

Total Italy – 1.6%			$2,444
Japan

Communication Services – 1.0%
ARTERIA Networks Corp. (A)	139		1,480

Consumer Discretionary – 7.5%
Komeda Holdings Co. Ltd.	148		2,921
Maxell Holdings Ltd.	183		2,415
NGK Spark Plug Co. Ltd.	89		1,767
Nifco, Inc.	83		1,952
Ryohin Keikaku Co. Ltd.	9		2,258

			11,313

Consumer Staples – 1.9%
Matsumotokiyoshi Holdings Co. Ltd.	91		2,810

Financials – 2.8%
Bank of Kyoto Ltd. (The)	51		2,092
Gunma Bank Ltd. (The)	511		2,127

			4,219

Health Care – 1.3%
Nippon Shinyaku Co. Ltd.	30		1,927

Industrials – 7.1%
Okamura Corp.	226		2,922
OSG Corp.	121		2,342
SG Holdings Co. Ltd.	48		1,235
Tadano Ltd.	207		1,877
Tsubaki Nakashima Co. Ltd.	141		2,082

			10,458

Information Technology – 2.7%
DISCO Corp.	9		1,035
SCSK Corp.	87		3,093

			4,128

Materials – 4.1%
Maruichi Steel Tube Ltd.	64		2,014
Taiyo Nippon Sanso Corp.	114		1,855
Zeon Corp.	246		2,253

			6,122

Real Estate – 6.4%
GLP J-REIT	3		3,103
Ichigo, Inc.	640		1,855
Kenedix Office Investment Corp.	—	*	2,553
TechnoPro Holdings, Inc.	52		2,136

			9,647

Total Japan – 34.8%			$52,104
Luxembourg

Real Estate – 1.3%
Grand City Properties S.A.	86		1,878

Total Luxembourg – 1.3%			$1,878
Netherlands

Information Technology – 1.0%
ASM International N.V.	35		1,442

Total Netherlands – 1.0%			$1,442
Singapore

Industrials – 0.9%
Sembcorp Marine Ltd. (B)	1,182		1,336

Real Estate – 2.9%
City Developments Ltd.	320		1,907
Manulife U.S. REIT	3,158		2,429

			4,336

Total Singapore – 3.8%			$5,672
South Korea

Financials – 0.8%
Hyundai Marine & Fire Insurance Co. Ltd. (A)	33		1,206

Total South Korea – 0.8%			$1,206
Spain

Consumer Discretionary – 1.2%
Telepizza Group S.A.	256		1,725

Health Care – 0.3%
Almirall S.A.	29		448

Industrials – 0.8%
Prosegur Compania de Seguridad S.A.	243	1,232

Total Spain – 2.3%		$3,405
Switzerland

Financials – 0.9%
Helvetia Holding AG	2	1,425

Total Switzerland – 0.9%		$1,425
United Kingdom

Communication Services – 1.5%
Future plc (A)	250	1,525
Rightmove plc	147	812

		2,337

Consumer Discretionary – 5.5%
City Pub Group plc (The)	413	918
Coats Group plc	2,118	2,201
Games Workshop Group plc	56	2,154
JPJ Group plc (A)	104	849
Merlin Entertainments plc	253	670
ZEAL Network SE	62	1,488

		8,280

Energy – 0.7%
Premier Oil plc (A)	1,187	1,002

Financials – 2.8%
Draper Esprit plc (A)	67	460
Sabre Insurance Group plc	153	534
St. James’s Place plc	123	1,480
TP ICAP plc	432	1,656

		4,130

Health Care – 0.9%
Sensyne Health plc (A)	638	1,289

Industrials – 1.9%
Diploma plc	118	1,814
National Express Group plc	209	998

		2,812

Materials – 1.0%
Randgold Resources Ltd.	18	1,468

Real Estate – 0.4%
Great Portland Estates plc	70	591

Total United Kingdom – 14.7%		$21,909

TOTAL COMMON STOCKS – 96.7%		$144,758
(Cost: $163,442)

SHORT-TERM SECURITIES	Principal
Master Note – 1.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.720%, 1-7-19 (D)	$2,392	2,392

Money Market Funds – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.400%, (E)(F)	3,288	3,288

TOTAL SHORT-TERM SECURITIES – 3.8%		$5,680
(Cost: $5,680)

TOTAL INVESTMENT SECURITIES – 100.5%		$150,438
(Cost: $169,122)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(694)

NET ASSETS – 100.0%		$149,744

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $3,597 are on loan.

(C)	Restricted security. At December 31, 2018, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Mainstay Medical International plc	2-15-18	42	$734	$279

The total value of this security represented 0.2% of net assets at December 31, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at December 31, 2018.

(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,480	$7,219	$—
Consumer Discretionary	10,189	16,582	—
Consumer Staples	1,917	2,810	—
Energy	—	3,538	—
Financials	534	14,460	—
Health Care	279	5,641	—
Industrials	4,824	27,924	—
Information Technology	2,248	9,590	—
Materials	—	15,218	—
Real Estate	—	18,001	—
Utilities	—	2,304	—
Total Common Stocks	$21,471	$123,287	$—
Short-Term Securities	3,288	2,392	—
Total	$24,759	$125,679	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$169,122

Gross unrealized appreciation	4,489
Gross unrealized depreciation	(23,173)

Net unrealized depreciation	$(18,684)

SCHEDULE OF INVESTMENTS Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A)	Principal		Value

Brazil – 4.6%
Brazil Letras do Tesouro Nacional:
0.000%, 1–1–20 (B)(C)	BRL	2,000	$484
0.000%, 7–1–20 (B)(C)		4,000	934
0.000%, 7–1–21 (B)(C)		4,900	1,049
0.000%, 1–1–22 (B)(C)		2,000	409
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (C)		4,300	1,159
10.000%, 1–1–23 (C)		3,200	864
10.000%, 1–1–25 (C)		1,545	416
10.000%, 1–1–27 (C)		2,687	725
10.000%, 1–1–29 (C)		1,300	353
			6,393

Chile – 5.5%
Chile Bonos Tesoreria:
4.500%, 3–1–26 (C)	CLP	1,995,000	2,932
4.700%, 9–1–30 (C)		550,000	812
5.000%, 3–1–35 (C)		1,180,000	1,779
6.000%, 1–1–43 (C)		765,000	1,304
Republic of Chile 5.500%, 8–5–20 (C)		481,000	712
			7,539

Columbia – 4.5%
Colombian TES:
7.000%, 5–4–22 (C)	COP	2,690,000	861
10.000%, 7–24–24 (C)		2,875,000	1,041
6.250%, 11–26–25 (C)		3,500,000	1,065
7.500%, 8–26–26 (C)		2,655,700	862
6.000%, 4–28–28 (C)		2,128,500	621
7.750%, 9–18–30 (C)		3,333,600	1,089
7.000%, 6–30–32 (C)		2,050,000	623
			6,162

Czech Republic – 4.8%
Czech Republic Government Bond:
0.000%, 2–10–20 (B)(C)	CZK	14,000	615
3.750%, 9–12–20 (C)		21,000	968
0.450%, 10–25–23 (C)		32,430	1,355
2.400%, 9–17–25 (C)		5,900	271
1.000%, 6–26–26 (C)		35,990	1,495
2.500%, 8–25–28 (C)		28,860	1,350
0.950%, 5–15–30 (C)		15,500	601
			6,655

Dominican Republic – 4.0%
Dominican Republic 8.900%, 2–15–23 (C)	DOP	291,300	5,581

Hungary – 4.4%
Hungary Government Bond:
6.000%, 11–24–23 (C)	HUF	39,940	171
3.000%, 6–26–24 (C)		387,600	1,436
2.750%, 12–22–26 (C)		377,160	1,326
3.000%, 10–27–27 (C)		885,610	3,159
			6,092

Indonesia – 4.4%
Indonesia Government Bond:
5.625%, 5–15–23 (C)	IDR	24,000,000	1,531
9.000%, 3–15–29 (C)		11,485,000	841
8.375%, 3–15–34 (C)		48,338,000	3,385
8.750%, 2–15–44 (C)		4,600,000	320
			6,077

Malaysia – 6.2%
Malaysia Government Bond:
3.759%, 3–15–19 (C)	MYR	714	173
5.734%, 7–30–19 (C)		1,967	482
3.654%, 10–31–19 (C)		558	135
3.226%, 4–15–20 (C)		7,030	1,695
3.882%, 3–10–22 (C)		1,690	411
3.948%, 4–14–22 (C)		650	158
3.418%, 8–15–22 (C)		1,070	256
4.181%, 7–15–24 (C)		8,701	2,130
4.392%, 4–15–26 (C)		3,700	913
3.900%, 11–30–26 (C)		900	214
4.498%, 4–15–30 (C)		1,118	273
4.127%, 4–15–32 (C)		681	160
3.844%, 4–15–33 (C)		788	178
4.254%, 5–31–35 (C)		730	170
4.762%, 4–7–37 (C)		3,918	960
4.893%, 6–8–38 (C)		201	50
4.935%, 9–30–43 (C)		760	185
4.736%, 3–15–46 (C)		200	47
			8,590

Mexico – 6.4%
Mexican Bonos:
5.000%, 12–11–19 (C)	MXN	33,500	1,649
6.500%, 6–10–21 (C)		37,000	1,797
6.500%, 6–9–22 (C)		4,900	234
8.000%, 12–7–23 (C)		9,750	484
10.000%, 12–5–24 (C)		30,395	1,643
5.750%, 3–5–26 (C)		6,825	293
7.500%, 6–3–27 (C)		10,500	496
8.500%, 5–31–29 (C)		4,000	200
7.750%, 5–29–31 (C)		12,730	598
7.750%, 11–23–34 (C)		4,000	185
10.000%, 11–20–36 (C)		2,300	129
8.500%, 11–18–38 (C)		7,083	347
7.750%, 11–13–42 (C)		15,000	674
8.000%, 11–7–47 (C)		3,000	138
			8,867

Peru – 3.9%
Republic of Peru:
5.700%, 8–12–24 (C)	PEN	2,066	635
6.350%, 8–12–28 (C)		3,060	952
6.950%, 8–12–31 (C)		1,570	506
6.900%, 8–12–37 (C)		5,597	1,778
6.850%, 2–12–42 (C)		4,996	1,575
			5,446

Philippines – 4.0%
Republic of Philippines:
3.900%, 11–26–22 (C)	PHP	116,000	2,051
6.250%, 1–14–36 (C)		188,000	3,505
			5,556

Poland – 1.9%
Poland Government Bond:
2.500%, 7–25–27 (C)	PLN	6,995	1,837
2.750%, 4–25–28 (C)		2,673	710
			2,547

Romania – 4.4%
Romania Government Bond:
5.750%, 4–29–20 (C)	RON	4,670	1,179
5.950%, 6–11–21 (C)		820	211
3.400%, 3–8–22 (C)(D)		1,420	341
5.850%, 4–26–23 (C)		7,900	2,056
4.250%, 6–28–23 (C)		1,400	342
4.750%, 2–24–25 (C)		2,635	659
5.800%, 7–26–27 (C)(D)		4,900	1,300
			6,088

Russia – 5.6%
Russia Government Bond:
7.500%, 8–18–21 (C)	RUB	17,351	247
7.000%, 8–16–23 (C)		49,795	680
7.100%, 10–16–24 (C)		20,000	271
8.150%, 2–3–27 (C)		128,717	1,811
7.050%, 1–19–28 (C)		359,983	4,699
			7,708

Senegal – 0.5%
Republic of Senegal:
4.750%, 3–13–28 (C)	EUR	227	239
6.750%, 3–13–48		$541	450
			689

South Africa – 4.5%
Republic of South Africa:
10.500%, 12–21–26 (C)	ZAR	14,663	1,109
8.000%, 1–31–30 (C)		23,800	1,496
7.000%, 2–28–31 (C)		9,000	514
6.250%, 3–31–36 (C)		1,488	74
8.500%, 1–31–37 (C)		13,519	835
6.500%, 2–28–41 (C)		9,800	475
8.750%, 1–31–44 (C)		10,500	649
8.750%, 2–28–48 (C)		18,138	1,122
			6,274

Thailand – 10.8%
Thailand Government Bond:
3.450%, 3–8–19 (C)	THB	2,253	69
3.875%, 6–13–19 (C)		114,178	3,541
5.375%, 12–3–19 (C)		117,000	3,713
2.400%, 12–17–23 (C)		14,470	449
3.850%, 12–12–25 (C)		27,050	908
2.875%, 12–17–28 (C)		44,000	1,394
3.775%, 6–25–32 (C)		73,989	2,501
3.400%, 6–17–36 (C)		53,671	1,730
3.300%, 6–17–38 (C)		18,091	570
			14,875

Turkey – 4.3%
Turkey Government Bond:
11.100%, 5–15–19 (C)	TRY	240	44
10.500%, 1–15–20 (C)		2,500	431
7.400%, 2–5–20 (C)		1,800	300
11.000%, 3–2–22 (C)		3,648	578
8.500%, 9–14–22 (C)		1,010	147
12.200%, 1–18–23 (C)		13,000	2,085
16.200%, 6–14–23 (C)		898	164
8.800%, 9–27–23 (C)		6,860	951
10.400%, 3–20–24 (C)		1,070	157
8.000%, 3–12–25 (C)		3,780	489
10.600%, 2–11–26 (C)		3,481	508
11.000%, 2–24–27 (C)		250	37
			5,891

Uruguay – 5.2%
Republica Orient Uruguay:
9.875%, 6–20–22 (C)	UYU	135,430	4,126
8.500%, 3–15–28 (C)(D)		116,537	3,056

			7,182

TOTAL OTHER GOVERNMENT SECURITIES – 89.9%			$124,212
(Cost: $132,105)

SHORT-TERM SECURITIES
Commercial Paper (E) – 3.5%
Northern Illinois Gas Co.
2.853%, 1–2–19		4,865	4,864

Master Note – 3.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.720%, 1–7–19 (F)		4,566	4,566

Money Market Funds – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.400%, (G)(H)		1,746	1,746

TOTAL SHORT-TERM SECURITIES – 8.1%			$11,176
(Cost: $11,177)

TOTAL INVESTMENT SECURITIES – 98.0%			$135,388
(Cost: $143,282)

CASH AND OTHER ASSETS, NET OF LIABILITIES (I) – 2.0%			2,776

NET ASSETS – 100.0%			$138,164

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Zero coupon bond.

(C)

Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CLP – Chilean Peso, COP – Columbian Peso, CZK – Czech Koruna, DOP – Dominican Republic peso, EUR – Euro, HUF – Hungarian Forint, IDR – Indonesian Rupiah, INR – Indian Rupee, MXN – Mexican Peso, MYR – Malaysian Ringgit, PEN – Peruvian Neuvo Sol, PHP – Philippine Peso, PLN – Polish Zloty, RON – Romania Leu, RUB – Russian Ruble, THB – Thai Baht, TRY – Turkish New Lira, UYU – Uruguay peso uruguayo and ZAR – South African Rand).

(D)	All or a portion of securities with an aggregate value of $2,022 are on loan.

(E)	Rate shown is the yield to maturity at December 31, 2018.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Rate shown is the annualized 7-day yield at December 31, 2018.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Cash of $33 has been pledged as collateral on open futures contracts.

The following over the counter credit default swaps – buy protection(1) were outstanding at December 31, 2018:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%	)	12-20-21	323	$(7)	$(5)	$(2)
Republic of Korea	Goldman Sachs International	(1.000%	)	12-20-21	74	(2)	(1)	(1)
Republic of Korea	Goldman Sachs International	(1.000%	)	12-20-21	74	(2)	(1)	(1)
Republic of Korea	Citibank N.A.	(1.000%	)	12-20-21	73	(1)	(1)	— *
						$(12)	$(8)	$(4)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Argentine Peso	9,460	U.S. Dollar	298	1-3-19	Barclays Capital, Inc.	$47		$—
U.S. Dollar	250	Argentine Peso	9,460	1-3-19	Barclays Capital, Inc.	1		—
Chilean Peso	830,880	U.S. Dollar	1,201	1-7-19	Barclays Capital, Inc.	3		—
U.S. Dollar	258	Chilean Peso	176,000	1-7-19	Barclays Capital, Inc.	—		4
U.S. Dollar	876	New Taiwan Dollar	26,800	1-7-19	Barclays Capital, Inc.	—		3
U.S. Dollar	465	Turkish New Lira	2,780	1-7-19	Barclays Capital, Inc.	59		—
U.S. Dollar	602	Indonesian Rupiah	8,630,000	1-8-19	Barclays Capital, Inc.	—		3
U.S. Dollar	682	Turkish New Lira	4,443	1-11-19	Barclays Capital, Inc.	154		—
South African Rand	2,100	U.S. Dollar	142	1-17-19	Barclays Capital, Inc.	—		3
U.S. Dollar	585	South African Rand	8,433	1-17-19	Barclays Capital, Inc.	—	*	—
Malaysian Ringgit	1,760	U.S. Dollar	422	1-22-19	Barclays Capital, Inc.	—		4
U.S. Dollar	303	Chilean Peso	210,880	1-22-19	Barclays Capital, Inc.	1		—
Russian Ruble	25,521	U.S. Dollar	386	1-28-19	Barclays Capital, Inc.	21		—
U.S. Dollar	1,744	Peruvian New Sol	5,908	1-28-19	Barclays Capital, Inc.	8		—
Colombian Peso	1,120,000	U.S. Dollar	339	2-6-19	Barclays Capital, Inc.	—		5
U.S. Dollar	1,217	Colombian Peso	3,888,625	2-6-19	Barclays Capital, Inc.	—		21
Malaysian Ringgit	1,820	U.S. Dollar	435	2-12-19	Barclays Capital, Inc.	—		6
Malaysian Ringgit	3,490	U.S. Dollar	835	2-15-19	Barclays Capital, Inc.	—		10
Malaysian Ringgit	1,840	U.S. Dollar	440	2-25-19	Barclays Capital, Inc.	—		6
Thai Baht	127,500	U.S. Dollar	3,870	2-25-19	Barclays Capital, Inc.	—		49

Singapore Dollar	1,410	U.S. Dollar	1,025	1-7-19	Citibank N.A.	—		10
U.S. Dollar	102	Chilean Peso	66,880	1-7-19	Citibank N.A.	—		5
U.S. Dollar	103	Hungarian Forint	28,938	1-7-19	Citibank N.A.	—		—	*
U.S. Dollar	653	Turkish New Lira	3,954	1-7-19	Citibank N.A.	92		—
U.S. Dollar	1,939	Colombian Peso	6,190,000	1-8-19	Citibank N.A.	—		33
U.S. Dollar	1,677	Philippine Peso	88,903	1-9-19	Citibank N.A.	14		—
Hungarian Forint	171,450	U.S. Dollar	612	1-16-19	Citibank N.A.	—		—	*
Mexican Peso	5,200	U.S. Dollar	257	1-17-19	Citibank N.A.	—		7
South African Rand	8,900	U.S. Dollar	606	1-17-19	Citibank N.A.	—		11
U.S. Dollar	1,252	South African Rand	18,240	1-17-19	Citibank N.A.	14		—
U.S. Dollar	686	Argentine Peso	27,894	1-18-19	Citibank N.A.	38		—
Czech Koruna	3,300	U.S. Dollar	148	1-23-19	Citibank N.A.	1		—
Romanian Leu	3,582	U.S. Dollar	873	1-28-19	Citibank N.A.	—		8
U.S. Dollar	1,754	Polish Zloty	6,595	1-29-19	Citibank N.A.	9		—
Brazilian Real	4,237	U.S. Dollar	1,087	2-4-19	Citibank N.A.	—		4
U.S. Dollar	861	Colombian Peso	2,750,000	2-6-19	Citibank N.A.	—		16
U.S. Dollar	868	Singapore Dollar	1,190	2-14-19	Citibank N.A.	6		—
U.S. Dollar	1,729	Australian Dollar	2,400	2-20-19	Citibank N.A.	—		37
Turkish New Lira	14,595	U.S. Dollar	2,640	3-4-19	Citibank N.A.	—		29
U.S. Dollar	1,115	Mexican Peso	22,708	3-19-19	Citibank N.A.	27		—
U.S. Dollar	1,762	Czech Koruna	39,769	4-18-19	Citibank N.A.	14		—
Argentine Peso	5,640	U.S. Dollar	149	1-3-19	Deutsche Bank AG	—		1
U.S. Dollar	179	Argentine Peso	5,640	1-3-19	Deutsche Bank AG	—		29
U.S. Dollar	432	Euro	380	1-4-19	Deutsche Bank AG	3		—
Czech Koruna	9,900	U.S. Dollar	436	1-7-19	Deutsche Bank AG	—		5
Hungarian Forint	147,901	U.S. Dollar	528	1-7-19	Deutsche Bank AG	—	*	—
U.S. Dollar	121	Hungarian Forint	33,388	1-7-19	Deutsche Bank AG	—		1
Hungarian Forint	287,810	U.S. Dollar	1,035	1-9-19	Deutsche Bank AG	7		—
Polish Zloty	340	U.S. Dollar	91	1-9-19	Deutsche Bank AG	—	*	—
U.S. Dollar	1,019	Euro	881	1-9-19	Deutsche Bank AG	—		9
U.S. Dollar	366	Romanian Leu	1,492	1-10-19	Deutsche Bank AG	1		—
Czech Koruna	19,661	U.S. Dollar	866	1-14-19	Deutsche Bank AG	—		10
Hungarian Forint	583,947	U.S. Dollar	2,107	1-16-19	Deutsche Bank AG	20		—
South African Rand	33,936	U.S. Dollar	2,402	1-17-19	Deutsche Bank AG	47		—
U.S. Dollar	757	South African Rand	10,948	1-17-19	Deutsche Bank AG	3		—
U.S. Dollar	205	Japanese Yen	23,000	1-22-19	Deutsche Bank AG	5		—
Czech Koruna	9,351	U.S. Dollar	411	1-23-19	Deutsche Bank AG	—		5
Polish Zloty	6,027	U.S. Dollar	1,595	1-29-19	Deutsche Bank AG	—		16
U.S. Dollar	4,786	Polish Zloty	18,211	1-29-19	Deutsche Bank AG	83		—
U.S. Dollar	866	Czech Koruna	19,627	3-14-19	Deutsche Bank AG	10		—
U.S. Dollar	4,577	Hungarian Forint	1,287,126	3-21-19	Deutsche Bank AG	42		—
Malaysian Ringgit	1,820	U.S. Dollar	434	1-7-19	Goldman Sachs International	—		6
Chilean Peso	181,000	U.S. Dollar	271	1-8-19	Goldman Sachs International	10		—
Colombian Peso	4,190,000	U.S. Dollar	1,317	1-8-19	Goldman Sachs International	27		—
Russian Ruble	11,000	U.S. Dollar	159	1-9-19	Goldman Sachs International	1		—
U.S. Dollar	165	Russian Ruble	11,000	1-9-19	Goldman Sachs International	—		7
Czech Koruna	19,636	U.S. Dollar	866	1-14-19	Goldman Sachs International	—		9
Russian Ruble	174,943	U.S. Dollar	2,604	1-15-19	Goldman Sachs International	97		—
U.S. Dollar	90	Turkish New Lira	552	1-16-19	Goldman Sachs International	13		—
U.S. Dollar	1,545	South African Rand	22,657	1-17-19	Goldman Sachs International	27		—
Mexican Peso	9,800	U.S. Dollar	490	1-22-19	Goldman Sachs International	—		7
Peruvian New Sol	700	U.S. Dollar	208	1-28-19	Goldman Sachs International	—		—	*
Romanian Leu	1,392	U.S. Dollar	339	1-28-19	Goldman Sachs International	—		3
U.S. Dollar	283	Peruvian New Sol	960	1-28-19	Goldman Sachs International	2		—
Russian Ruble	7,300	U.S. Dollar	110	1-30-19	Goldman Sachs International	5		—
U.S. Dollar	378	Brazilian Real	1,450	2-4-19	Goldman Sachs International	—		4
U.S. Dollar	837	Turkish New Lira	4,480	2-4-19	Goldman Sachs International	—		7
Colombian Peso	500,000	U.S. Dollar	156	2-6-19	Goldman Sachs International	2		—
U.S. Dollar	435	Euro	380	2-11-19	Goldman Sachs International	2		—
Australian Dollar	1,200	U.S. Dollar	853	2-20-19	Goldman Sachs International	7		—
U.S. Dollar	1,035	Romanian Leu	4,241	3-5-19	Goldman Sachs International	7		—
U.S. Dollar	1,491	Romanian Leu	6,102	3-11-19	Goldman Sachs International	9		—
U.S. Dollar	866	Czech Koruna	19,604	3-14-19	Goldman Sachs International	9		—
U.S. Dollar	1,161	Chilean Peso	795,709	3-18-19	Goldman Sachs International	—		14
U.S. Dollar	4,217	Turkish New Lira	24,981	6-18-19	Goldman Sachs International	115		—
Turkish New Lira	26,060	U.S. Dollar	4,217	9-18-19	Goldman Sachs International	—		117
Argentine Peso	35,560	U.S. Dollar	937	1-3-19	JPMorgan Securities LLC	—		7
U.S. Dollar	1,008	Argentine Peso	35,560	1-3-19	JPMorgan Securities LLC	—		63
Euro	380	Singapore Dollar	597	1-7-19	JPMorgan Securities LLC	3		—
Mexican Peso	4,733	U.S. Dollar	231	1-7-19	JPMorgan Securities LLC	—		9

Singapore Dollar	1,790	Euro	1,144	1-7-19	JPMorgan Securities LLC	—		2
Turkish New Lira	1,340	U.S. Dollar	251	1-7-19	JPMorgan Securities LLC	—		1
U.S. Dollar	865	Chilean Peso	588,000	1-7-19	JPMorgan Securities LLC	—		18
U.S. Dollar	925	Euro	810	1-7-19	JPMorgan Securities LLC	4		—
U.S. Dollar	141	Singapore Dollar	193	1-7-19	JPMorgan Securities LLC	1		—
U.S. Dollar	316	Indonesian Rupiah	4,600,000	1-8-19	JPMorgan Securities LLC	3		—
Euro	750	Hungarian Forint	241,000	1-9-19	JPMorgan Securities LLC	1		—
South African Rand	8,400	U.S. Dollar	575	1-17-19	JPMorgan Securities LLC	—		7
Japanese Yen	23,000	U.S. Dollar	208	1-22-19	JPMorgan Securities LLC	—		2
Mexican Peso	27,993	U.S. Dollar	1,364	1-22-19	JPMorgan Securities LLC	—		56
U.S. Dollar	432	Chilean Peso	300,000	1-22-19	JPMorgan Securities LLC	—	*	—
U.S. Dollar	959	Turkish New Lira	5,590	1-30-19	JPMorgan Securities LLC	80		—
Romanian Leu	2,205	U.S. Dollar	538	1-31-19	JPMorgan Securities LLC	—		4
U.S. Dollar	1,194	Argentine Peso	50,547	1-31-19	JPMorgan Securities LLC	94		—
U.S. Dollar	591	Argentine Peso	27,073	2-4-19	JPMorgan Securities LLC	95		—
U.S. Dollar	871	Brazilian Real	3,370	2-4-19	JPMorgan Securities LLC	—		4
Australian Dollar	1,200	U.S. Dollar	844	2-20-19	JPMorgan Securities LLC	—		2
U.S. Dollar	1,156	Argentine Peso	50,547	2-28-19	JPMorgan Securities LLC	90		—
U.S. Dollar	566	Argentine Peso	27,073	3-13-19	JPMorgan Securities LLC	92		—
U.S. Dollar	332	Argentine Peso	14,140	3-27-19	JPMorgan Securities LLC	6		—
U.S. Dollar	289	Argentine Peso	12,730	5-21-19	JPMorgan Securities LLC	—		1
U.S. Dollar	1,030	Argentine Peso	49,640	9-4-19	JPMorgan Securities LLC	—		11
U.S. Dollar	1,482	Argentine Peso	75,010	11-21-19	JPMorgan Securities LLC	—		38
Colombian Peso	2,000,000	U.S. Dollar	610	1-8-19	Morgan Stanley International	—		5
Malaysian Ringgit	1,820	U.S. Dollar	434	1-9-19	Morgan Stanley International	—		7
Russian Ruble	11,000	U.S. Dollar	160	1-9-19	Morgan Stanley International	2		—
U.S. Dollar	159	Russian Ruble	11,000	1-9-19	Morgan Stanley International	—		1
Czech Koruna	19,692	U.S. Dollar	866	1-14-19	Morgan Stanley International	—		11
U.S. Dollar	2,200	Russian Ruble	147,927	1-14-19	Morgan Stanley International	—		80
Chilean Peso	591,000	U.S. Dollar	865	1-22-19	Morgan Stanley International	13		—
U.S. Dollar	774	Brazilian Real	2,990	2-4-19	Morgan Stanley International	—		4
Colombian Peso	2,720,000	U.S. Dollar	849	2-6-19	Morgan Stanley International	13		—
Euro	227	U.S. Dollar	287	2-12-19	Morgan Stanley International	26		—
Malaysian Ringgit	3,695	U.S. Dollar	886	2-26-19	Morgan Stanley International	—		9
Thai Baht	122,779	U.S. Dollar	3,768	3-7-19	Morgan Stanley International	—		8
U.S. Dollar	866	Czech Koruna	19,658	3-14-19	Morgan Stanley International	11		—
U.S. Dollar	608	Colombian Peso	2,000,000	4-2-19	Morgan Stanley International	5		—
						$1,602		$874

The following futures contracts were outstanding at December 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	Short	2	3-20-19	200	$(292)	$(14)
U.S. 5-Year Treasury Note	Short	36	4-3-19	3,600	(4,129)	(38)
					$(4,421)	$(52)

The following centrally cleared interest rate swap agreements were outstanding at December 31, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International plc	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.050%	3/16/2022	MXN	7,911	$(121)	$—	$(121)
Morgan Stanley & Co. International plc	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.770%	3/13/2024		2,928	(6)	—	(6)
Morgan Stanley & Co. International plc	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.915%	3/13/2024		2,643	6	—	6
Morgan Stanley & Co. International plc	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	8.430%	3/7/2029		3,952	68	—	68
							$(53)	$—	$(53)

The following over the counter interest rate swap agreements were outstanding at December 31, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	6.680%	6/7/2019	INR	7,969	$70	$—	$70
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	7.125%	10/22/2019		2,216	15	—	15
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	6.975%	11/14/2019		1,754	10	—	10
Barclays Bank plc	Pay	1-Day Mumbai Interbank Outright Rate	6.445%	12/13/2020		1,297	— *	—	— *
Barclays Bank plc	Receive	1-Day Mumbai Interbank Outright Rate	6.685%	3/13/2023		2,418	(8)	—	(8)
Barclays Bank plc	Receive	1-Day Mumbai Interbank Outright Rate	7.035%	5/16/2023		2,462	(37)	—	(37)
Credit Suisse International	Pay	1-Day Mumbai Interbank Outright Rate	6.410%	3/20/2020		4,675	(6)	—	(6)
Credit Suisse International	Receive	1-Day Mumbai Interbank Outright Rate	6.615%	3/20/2023		2,397	— *	—	— *
Deutsche Bank AG	Pay	1-Day Mumbai Interbank Outright Rate	6.495%	12/12/2020		826	2	—	2
Deutsche Bank AG	Receive	6-Month Thai Baht Interest Rate Fixing Rate	2.600%	10/8/2028	THB	1,530	(55)	—	(55)
Goldman Sachs International	Pay	1-Day Mumbai Interbank Outright Rate	6.319%	12/20/2020	INR	914	(2)	—	(2)
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	2.775%	3/20/2024	HUF	511	(26)	—	(26)
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	2.618%	3/20/2024		2,026	(86)	—	(86)
Goldman Sachs International	Receive	6-Month Thai Baht Interest Rate Fixing Rate	2.585%	7/23/2028	THB	423	(15)	—	(15)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	7.060%	10/25/2019	INR	2,198	14	—	14
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.915%	11/15/2019		5,198	25	—	25
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.450%	12/13/2020		1,731	1	—	1
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.385%	12/19/2020		1,718	(1)	—	(1)
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.320%	12/20/2020		778	(1)	—	(1)
JPMorgan Chase Bank N.A.	Pay	3-Month LIBOR	18.610%	3/20/2021	TRY	2,788	(12)	—	(12)
JPMorgan Chase Bank N.A.	Receive	3-Month LIBOR	16.430%	3/20/2024		$1,400	(22)	—	(22)
JPMorgan Chase Bank N.A.	Pay	6-Month Budapest Interbank Offered Rate	1.150%	3/20/2021	HUF	4,522	8	—	8
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	2.478%	3/20/2024		2,028	(75)	—	(75)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	2.800%	3/20/2029		597	(22)	—	(22)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR	207	9	—	9
JPMorgan Chase Bank N.A.	Receive	6-Month Thai Baht Interest Rate Fixing Rate	2.673%	10/8/2028	THB	889	(34)	—	(34)
Morgan Stanley & Co. International plc	Pay	1-Day Mumbai Interbank Outright Rate	6.980%	11/14/2019	INR	3,449	19	—	19
Morgan Stanley & Co. International plc	Pay	1-Day Mumbai Interbank Outright Rate	6.580%	12/12/2020		898	3	—	3
Morgan Stanley & Co. International plc	Receive	3-Month Kuala Lumpur Interbank Offered Rate	4.140%	5/14/2023	MYR	1,980	(25)	—	(25)
							$(251)	$—	$(251)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$124,212	$—
Short-Term Securities	1,746	9,430	—
Total	$1,746	$133,642	$—
Forward Foreign Currency Contracts	$—	$1,602	$—
Centrally Cleared Interest Rate Swaps	$—	$74	$—
Over the Counter Interest Rate Swaps	$—	$176	$—
Liabilities
Over the Counter Credit Default Swaps	$—	$12	$—
Forward Foreign Currency Contracts	$—	$874	$—
Futures Contracts	$52	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$127	$—
Over the Counter Interest Rate Swaps	$—	$427	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$143,282

Gross unrealized appreciation	932
Gross unrealized depreciation	(8,826)

Net unrealized depreciation	$(7,894)

SCHEDULE OF INVESTMENTS Ivy Pictet Targeted Return Bond Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount		Value
EUR versus USD, Put $1.21, Expires 2–22–19, OTC (Ctrpty: Deutsche Bank AG)	23,053,649		23,054	$1,062
Euro-Bobl 5-Year Bond March Futures, Put EUR131.50, Expires 1–25–19 (A)	82		8,200	3
iTraxx Europe Series 30 Index, Call EUR70.00, Expires 1–16–19, OTC (Ctrpty: Goldman Sachs International) (A)	12,300,000		12,300	—	*
NZD versus USD, Call $0.71, Expires 8–16–19, OTC (Ctrpty: Goldman Sachs International)	29,662,000		29,662	260
U.S. 5-Year Treasury Note March Futures:
Put $112.00, Expires 1–25–19	780		78,000	6
Put $113.25, Expires 1–25–19	248		24,800	6
U.S. Treasury Long Bond March Futures:
Call $145.00, Expires 2–22–19	64		6,400	143
Call $163.00, Expires 2–22–19	66		6,600	3
USD versus BRL, Put $3.53, Expires 4–18–19, OTC (Ctrpty: Goldman Sachs International)	7,198,000		7,198	19
USD versus TWD: Put $27.20, Expires 3–21–19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	4,500,000		4,500	—	*
Call $29.48, Expires 3–21–19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	4,500,000		4,500	159
USD versus ZAR, Call $18.07, Expires 8–22–19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	3,401,421		3,401	50

TOTAL PURCHASED OPTIONS – 0.8%				$1,711
(Cost: $1,108)

CORPORATE DEBT SECURITIES		Principal
Communication Services

Integrated Telecommunication Services – 1.6%
AT&T, Inc.:
4.250%, 6–1–43 (A)		GBP	353	449
4.500%, 3–9–48			$1,476	1,273
DKT Finance ApS,
9.375%, 6–17–23 (B)			254	260
Koninklijke KPN N.V.,
7.500%, 2–4–19 (A)		EUR	540	623
Telefonica Europe B.V.:
2.625%, 6–7–66 (A)			700	736
3.875%, 9–22–66 (A)			400	414

				3,755

Interactive Media & Services – 0.2%
Tencent Holdings Ltd.,
3.595%, 1–19–28 (B)			$418	393

Movies & Entertainment – 0.1%
Netflix, Inc.,
4.625%, 5–15–29 (A)(B)		EUR	210	236

Wireless Telecommunication Service – 1.4%
Bharti Airtel Ltd.,
4.375%, 6–10–25 (C)			$1,047	953
SoftBank Group Corp.:
5.000%, 4–15–28 (A)		EUR	218	241
4.000%, 9–19–29 (A)			650	651
Vodafone Group plc:
2.875%, 11–20–37 (A)			770	849
5.250%, 5–30–48			$669	629

				3,323

Total Communication Services – 3.3%				7,707

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.3%
PVH Corp.,
3.125%, 12–15–27 (A)	EUR	680	726

Auto Parts & Equipment – 0.2%
Nemak S.A.B. de C.V.,
3.250%, 3–15–24 (A)(B)		365	410

Automobile Manufacturers – 0.3%
Volkswagen International Finance N.V.:
1.875%, 3–30–27 (A)		200	217
3.500%, 12–29–49 (A)		490	491

			708

Total Consumer Discretionary – 0.8%			1,844
Consumer Staples

Brewers – 0.4%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB),
3.300%, 2–1–23		$945	920

Drug Retail – 0.4%
CVS Health Corp.,
5.050%, 3–25–48		822	800
CVS Health Corp. (3-Month U.S. LIBOR plus 63 bps),
3.397%, 3–9–20 (D)		230	230

			1,030

Food Retail – 0.4%
Iceland Bondco plc,
4.625%, 3–15–25 (A)(B)	GBP	770	832

Total Consumer Staples – 1.2%			2,782
Energy

Integrated Oil & Gas – 2.2%
Nexen Energy ULC,
6.400%, 5–15–37		$458	557
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6–15–35		545	476
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.750%, 1–14–25 (A)	EUR	300	357
6.625%, 1–16–34 (A)	GBP	400	511
Petroleos Mexicanos,
5.350%, 2–12–28		$669	584
PT Perusahaan Gas Negara Tbk,
5.125%, 5–16–24		600	599
Raizen Fuels Finance Ltd.,
5.300%, 1–20–27 (B)		589	572
Total Capital International S.A.,
3.700%, 1–15–24		900	918
Total S.A.,
2.250%, 12–29–49 (A)	EUR	538	622

			5,196

Oil & Gas Exploration & Production – 1.5%
BP Capital Markets plc (GTD by BP plc),
3.224%, 4–14–24		$1,140	1,116
Eni USA, Inc.,
7.300%, 11–15–27		740	861
Gazprom OAO Via Gaz Capital S.A.,
4.250%, 4–6–24 (A)	GBP	550	703
Oil and Gas Holding Co.,
7.500%, 10–25–27		$400	394
ONGC Videsh Vankorneft Pte. Ltd. (GTD by Oil and Natural Gas Corp. Ltd.),
3.750%, 7–27–26		508	472

			3,546

Oil & Gas Refining & Marketing – 0.4%
Thaioil Treasury Center Co. Ltd.:
4.625%, 11–20–28 (B)(C)	420		424
5.375%, 11–20–48 (B)	380		383

			807

Oil & Gas Storage & Transportation – 0.8%
Energy Transfer Partners L.P.,
6.000%, 6–15–48		332	324
Kunlun Energy Co. Ltd.,
3.750%, 5–13–25		464	459
MPLX L.P.,
5.500%, 2–15–49		564	549
TransCanada PipeLines Ltd.,
5.300%, 3–15–77		743	641

			1,973

Total Energy – 4.9%			11,522
Financials

Asset Management & Custody Banks – 0.5%
Charming Light Investments Ltd.,
4.375%, 12–21–27		458	432
China Cinda Finance (2017) I Ltd.,
4.400%, 3–9–27 (C)		808	780

			1,212

Diversified Banks – 12.2%
ABANCA Corp. Bancaria S.A.,
7.500%, 1–2–67 (A)	EUR	200	216
ABN AMRO Bank N.V.,
2.875%, 1–18–28 (A)		300	358
Allied Irish Banks plc,
7.375%, 12–29–49 (A)		400	476
Banco Bilbao Vizcaya Argentaria S.A.,
5.875%, 12–24–66 (A)		400	425
Banco de Sabadell S.A.,
6.500%, 8–18–67 (A)		400	423
Banco Santander S.A.:
2.125%, 2–8–28 (A)		300	314
6.750%, 7–25–66 (A)		1,000	1,164
6.250%, 12–11–66 (A)		100	112
Bank of Communications Co. Ltd.,
3.625%, 10–3–26 (A)		804	939
Bank of Ireland Group plc,
3.125%, 9–19–27 (A)	GBP	390	463
Bankia S.A.,
6.000%, 10–18–66 (A)	EUR	800	864
Banque Federative du Credit Mutuel,
2.625%, 3–31–27 (A)		2,000	2,296
Barclays plc,
5.875%, 12–15–65 (A)	GBP	400	462
BNP Paribas S.A.:
3.375%, 1–9–25 (B)		$850	801
7.000%, 2–16–67 (B)		200	190
Caixa Geral de Depositos S.A.,
5.750%, 6–28–28 (A)	EUR	600	698
CaixaBank S.A.:
5.250%, 6–23–66 (A)		800	779
6.750%, 9–13–66 (A)		400	463
Credit Agricole S.A.,
6.500%, 6–23–66 (A)		790	922
CYBG plc:
3.125%, 6–22–25 (A)	GBP	750	873
5.000%, 2–9–26 (A)		158	192
8.000%, 6–8–66 (A)		500	583
DNB Bank ASA,
5.750%, 3–26–66		$400	390
Erste Group Bank AG,
6.500%, 10–15–66 (A)	EUR	800	934
European Investment Bank,
1.250%, 12–16–19		$183	180
HSBC Holdings plc:
6.875%, 12–29–49		400	411
6.250%, 9–23–66		506	474
Ibercaja Banco S.A.,
7.000%, 7–6–66 (A)	EUR	400	416
Intesa Sanpaola S.p.A.:
1.750%, 3–20–28 (A)		366	382
6.250%, 11–16–66 (A)		200	218
Intesa Sanpaolo S.p.A.:
1.125%, 3–4–22 (A)		671	755
6.625%, 9–13–23 (A)		613	796
Lloyds Banking Group plc,
1.000%, 11–9–23 (A)		390	430
Mediobanca S.p.A.,
0.625%, 9–27–22 (A)		1,192	1,295
Mediobanca S.p.A. (3-Month EURIBOR plus 80 bps),
0.484%, 5–18–22 (A)(D)		855	932
Novo Banco S.A.,
8.500%, 7–6–28 (A)		600	675
Royal Bank of Scotland Group plc (The),
1.750%, 3–2–26 (A)		1,000	1,093
Skandinaviska Enskilda Banken AB,
5.750%, 11–29–49		$810	788
Societe Generale S.A.,
1.125%, 1–23–25 (A)	EUR	700	779
Toronto-Dominion Bank (3-Month U.S. LIBOR plus 26 bps),
3.048%, 9–17–20 (D)		$386	385
UniCredit S.p.A.:
1.000%, 1–18–23 (A)	EUR	1,000	1,072
5.861%, 6–19–32		$600	527
6.625%, 12–3–66 (A)	EUR	400	430
Unione di Banche Italiane S.p.A.:
0.750%, 10–17–22 (A)		303	325
4.450%, 9–15–27 (A)		805	892

			28,592

Diversified Capital Markets – 1.0%
Credit Suisse Group AG:
3.869%, 1–12–29 (B)		$660	614
7.250%, 3–12–67		800	755
Investec plc,
6.750%, 12–5–66 (A)	GBP	500	584
RBS Capital Trust II,
6.425%, 12–31–66		$280	331

			2,284

Investment Banking & Brokerage – 0.9%
Macquarie Group Ltd.,
3.189%, 11–28–23 (B)		921	885
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
3.887%, 10–24–23 (D)		1,120	1,115

			2,000

Life & Health Insurance – 1.0%
Credit Agricole Assurances S.A.,
2.625%, 1–29–48 (A)	EUR	400	398
Just Group plc,
3.500%, 2–7–25 (A)	GBP	400	469
NN Group N.V.:
4.625%, 4–8–44 (A)	EUR	245	295
4.625%, 1–13–48 (A)		241	281
4.500%, 7–15–66 (A)		600	685
Phoenix Group Holdings,
5.750%, 10–26–66 (A)	GBP	300	308

			2,436

Multi-Line Insurance – 1.6%
American International Group, Inc.,
4.750%, 4–1–48		$707	648
ASR Nederland N.V.,
5.125%, 9–29–45 (A)	EUR	410	496
Assicurazioni Generali S.p.A.,
5.000%, 6–8–48 (A)		600	697
Aviva plc,
3.375%, 12–4–45 (A)		434	480
Axa S.A.:
3.375%, 7–6–47 (A)		200	229
3.250%, 5–28–49 (A)		600	655
3.875%, 10–8–66 (A)		500	581

			3,786

Property & Casualty Insurance – 0.5%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
2.500%, 3–15–38 (A)		487	549
Direct Line Insurance Group plc,
4.750%, 6–7–66 (A)	GBP	600	616

			1,165

Regional Banks – 0.2%
Fidelity Bank plc,
10.500%, 10–16–22 (B)		$580	581

Specialized Finance – 2.9%
China Great Wall International Holdings III Ltd.,
3.875%, 8–31–27		358	330
Huarong Finance 2017 Co. Ltd.,
4.250%, 11–7–27		354	317
Huarong Finance II Co. Ltd.,
2.875%, 3–14–67		231	208
Japan Finance Organization for Municipalities,
2.125%, 10–25–23 (B)		340	326
John Deere Capital Corp.,
1.250%, 10–9–19		618	610
Kommunalbanken A.S.,
1.500%, 8–31–21 (B)		686	666
NewDay Bondco plc,
7.375%, 2–1–24 (A)	GBP	200	223
Siemens Financieringsmaatschappij N.V.,
2.200%, 3–16–20 (B)		$1,028	1,017
Syngenta Finance N.V.,
5.676%, 4–24–48 (B)		300	248
Tesco Corporate Treasury Services plc,
1.375%, 7–1–19 (A)	EUR	325	374
Vonovia Finance B.V.:
1.750%, 1–25–27 (A)		800	891
4.000%, 12–29–49 (A)		600	707
WPC Eurobond B.V.,
2.125%, 4–15–27 (A)		800	877

			6,794

Thrifts & Mortgage Finance – 0.4%
Deutsche Pfandbriefbank AG,
2.875%, 6–28–27 (A)		800	884

Total Financials – 21.2%			49,734
Health Care

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.,
2.875%, 7–24–37 (A)		350	409

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance II B.V.:
3.250%, 4–15–22 (A)		147	169
1.250%, 3–31–23 (A)		500	517
1.125%, 10–15–24 (A)		200	192
1.875%, 3–31–27 (A)		300	274

			1,152

Total Health Care – 0.7%			1,561
Industrials

Heavy Electrical Equipment – 0.1%
Senvion Holding GmbH,
3.875%, 10–25–22 (A)		227	171

Industrial Conglomerates – 0.2%
Thyssenkrupp AG,
3.125%, 10–25–19 (A)		343	398

Marine Ports & Services – 0.3%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12–29–49		$834	819

Railroads – 0.2%
CSX Corp.,
4.750%, 11–15–48		402	408

Total Industrials - 0.8%			1,796

Information Technology

IT Consulting & Other Services – 0.2%
Capgemini SE,
1.750%, 7–1–20 (A)	EUR	400	467

Systems Software – 0.3%
Microsoft Corp.,
4.250%, 2–6–47		$702	738

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.,
3.200%, 5–11–27		1,093	1,055
Hewlett Packard Enterprise Co.:
2.100%, 10–4–19 (B)		610	603
4.900%, 10–15–25 (E)		563	570
6.350%, 10–15–45 (E)		310	290
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps),
3.104%, 10–5–21 (D)		97	96

			2,614

Total Information Technology – 1.6%			3,819
Materials

Aluminum – 0.4%
PT Indonesia Asahan Aluminum Persero Tbk:
5.230%, 11–15–21 (B)		200	203
5.710%, 11–15–23 (B)		600	610
6.757%, 11–15–48 (B)		200	205

			1,018

Diversified Chemicals – 1.1%
CNAC (HK) Finbridge Co. Ltd.,
1.750%, 6–14–22 (A)	EUR	578	651
CNAK HK Finbridge Co. Ltd.,
5.125%, 3–14–28		$800	815
Dow Chemical Co. (The),
4.375%, 11–15–42		892	784
DowDuPont, Inc.,
5.419%, 11–15–48		286	297

			2,547

Diversified Metals & Mining – 0.2%
Glencore Finance (Europe) S.A. (GTD by Glencore Xstrata plc, Glencore International AG and Xstrata (Schweiz) AG),
3.375%, 9–30–20 (A)	EUR	507	607

Fertilizers & Agricultural Chemicals – 0.5%
Israel Chemicals Ltd.,
6.375%, 5–31–38		$1,120	1,122

Paper Products – 0.3%
Domtar Corp.:
6.250%, 9–1–42		427	418
6.750%, 2–15–44		200	203

			621

Precious Metals & Minerals – 0.3%
China Minmetals Corp.,
3.750%, 5–13–67		725	655

Steel – 0.5%
CSN Islands XI Corp.,
6.875%, 9–21–19		470	468
Vale Overseas Ltd.,
6.250%, 8–10–26		500	540
Vallourec S.A.,
2.250%, 9–30–24 (A)	EUR	300	207

			1,215

Total Materials – 3.3%			7,785
Real Estate

Diversified Real Estate Activities – 1.1%
CPI Property Group S.A.:
2.125%, 10–4–24 (A)(E)		500	553
4.375%, 11–9–66 (A)		500	533
Inmobiliaria Colonial Socimi S.A.,
2.500%, 11–28–29 (A)		1,000	1,085
Vanke Real Estate (Hong Kong) Co. Ltd.,
3.975%, 11–9–27		$335	298

			2,469

Diversified REITs – 0.5%
Aroundtown S.A.:
1.625%, 1–31–28 (A)	EUR	500	511
3.000%, 10–16–29 (A)	GBP	200	231
Powerlong Real Estate Holdings Ltd.,
5.950%, 7–19–20		$441	423

			1,165

Hotel & Resort REITs – 0.1%
China Aoyuan Property Group Ltd.,
7.500%, 5–10–21		234	229

Real Estate Development – 0.8%
China Evergrande Group:
8.250%, 3–23–22		300	288
8.750%, 6–28–25		600	505
Longfor Properties Co. Ltd.,
4.500%, 1–16–28		1,008	880
Theta Capital Pte Ltd.,
7.000%, 4–11–22		400	294

			1,967

Real Estate Operating Companies – 0.7%
Grand City Properties S.A.:
1.500%, 2–22–27 (A)	EUR	1,100	1,148
2.500%, 10–24–66 (A)		500	503

			1,651

Residential REITs – 0.8%
ADLER Real Estate AG,
2.125%, 2–6–24 (A)		936	996
Akelius Residential Property AB:
1.125%, 3–14–24 (A)		417	452
3.875%, 10–5–78 (A)		300	334

			1,782

Total Real Estate – 4.0%			9,263
Utilities

Electric Utilities – 0.8%
ENEL S.p.A.,
3.375%, 11–24–81 (A)		400	418
Perusahaan Listrik Negara:
2.875%, 10–25–25 (A)(B)		600	683
6.150%, 5–21–48 (B)		$400	402
State Grid Europe Development (2014) plc,
1.500%, 1–26–22 (A)	EUR	309	362

			1,865

Gas Utilities – 0.2%
Origin Energy Finance Ltd.:
2.875%, 10–11–19 (A)		200	234
2.500%, 10–23–20 (A)		300	355

			589

Multi-Utilities – 0.1%
Berkshire Hathaway Energy Co.,
3.250%, 4–15–28		$134	127

Total Utilities – 1.1%			2,581

TOTAL CORPORATE DEBT SECURITIES – 42.9%			$100,394
(Cost: $105,974)

OTHER GOVERNMENT SECURITIES (F)
Angola – 0.1%
Republic of Angola,
9.375%, 5–8–48 (B)		200	187

Argentina – 0.3%
Republic of Argentina:
35.900%, 6–21–20 (A)	ARS	7,350	212
5.830%, 12–31–33 (A)		2,579	588

			800

Bermuda – 0.2%
Government of Bermuda,
4.854%, 2–6–24		$360	374

Brazil – 0.8%
Brazil Notas do Tesouro Nacional,
10.000%, 1–1–21 (A)	BRL	7,158	1,930

Canada – 0.3%
Province of Ontario,
3.000%, 9–28–20 (A)	EUR	620	751

Columbia – 0.5%
Republic of Colombia:
4.500%, 3–15–29		$605	598
6.125%, 1–18–41		623	673

			1,271

Croatia – 0.2%
Republic of Croatia,
6.000%, 1–26–24		400	432

Dominican Republic – 0.3%
Dominican Republic,
6.000%, 7–19–28		720	718

Egypt – 0.7%
Arab Republic of Egypt:
4.750%, 4–16–26 (A)	EUR	416	431
7.500%, 1–31–27		$1,120	1,067
8.500%, 1–31–47 (B)		277	250

			1,748

Germany – 5.2%
Bundesrepublik Deutschland,
1.250%, 8–15–48 (A)	EUR	9,700	12,196

Greece – 0.5%
Hellenic Republic,
3.500%, 1–30–23 (A)		1,000	1,155

Indonesia – 0.4%
Indonesia Government Bond:
3.700%, 1–8–22 (B)		$310	307
8.500%, 10–12–35		200	269
Republic of Indonesia,
6.625%, 2–17–37		300	347

			923

Ireland – 0.4%
Bank of Ireland,
7.375%, 12–29–49 (A)	EUR	400	478
Irish Government Bond,
2.400%, 5–15–30 (A)		343	446

			924

Italy – 8.4%
Buoni del Tesoro Poliennali,
2.500%, 11–15–25 (A)		16,958	19,665

Japan – 0.1%
Japan Finance Organization for Municipalities,
2.125%, 3–6–19		$290	290

Luxembourg – 0.2%
Amigo Luxembourg S.A.,
7.625%, 1–15–24 (A)	GBP	290	361

Nigeria – 0.2%
Republic of Nigeria:
7.625%, 11–21–25 (B)		$200	193
9.248%, 1–21–49 (B)		200	194

			387

Norway – 4.3%
Norway Government Bond:
3.000%, 3–14–24 (A)	NOK	30,175	3,757
1.750%, 2–17–27 (A)		54,210	6,293

			10,050

Oman – 0.1%
Oman Government Bond,
6.750%, 1–17–48		$400	330

Panama – 0.7%
Republic of Panama:
7.125%, 1–29–26		500	591
9.375%, 4–1–29		816	1,138

			1,729

Peru – 0.7%
Republic of Peru:
7.350%, 7–21–25		309	375
8.750%, 11–21–33		785	1,156

			1,531

Portugal – 2.8%
Obrigacoes do Tesouro,
2.125%, 10–17–28 (A)	EUR	5,472	6,493

Qatar – 0.4%
Qatar Government Bond,
5.103%, 4–23–48		$900	945

Romania – 0.6%
Romania Government Bond:
2.875%, 3–11–29 (A)	EUR	900	998
4.125%, 3–11–39 (A)		450	496

			1,494

Saudi Arabia – 0.6%
Saudi Arabia Government Bond:
4.625%, 10–4–47 (B)		$1,525	1,392

			1,392

Slovakia – 0.2%
Slovakia Government Bond,
2.250%, 6–12–68 (A)	EUR	400	463

South Africa – 1.4%
Republic of South Africa:
5.875%, 9–16–25		$427	432
3.750%, 7–24–26 (A)	EUR	296	351
9.000%, 1–31–40 (A)	ZAR	38,060	2,429

			3,212

South Korea – 0.3%
Korea National Oil Corp.,
2.875%, 3–27–22 (B)		$731	720

Spain – 0.6%
Telefonica Emisiones S.A.U.,
4.693%, 11–11–19 (A)	EUR	1,200	1,430

Sri Lanka – 0.5%
Republic of Sri Lanka:
6.850%, 11–3–25		$757	708
6.200%, 5–11–27 (B)		580	510

			1,218

Sweden – 0.7%
Kingdom of Sweden,
0.125%, 4–24–23 (A)(B)	EUR	1,470	1,701

Tunisia – 0.3%
Banque Centrale de Tunisie,
5.625%, 2–17–24 (A)		606	627

Turkey – 0.4%
Turkey Government Bond:
3.500%, 2–20–19 (A)	TRY	4,067	742
6.000%, 3–25–27		$200	188

			930

United Arab Emirates – 0.4%
Abu Dhabi Government Bond,
4.125%, 10–11–47		1,000	960

TOTAL OTHER GOVERNMENT SECURITIES – 33.8%			$79,337
(Cost: $80,378)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 14.4%
U.S. Treasury Bonds,
4.500%, 2–15–36		1,206	1,488
U.S. Treasury Notes:
2.000%, 2–28–21		8,991	8,896
1.250%, 10–31–21		428	414
1.875%, 2–28–22 (G)		12,110	11,890
1.375%, 6–30–23 (H)		1,810	1,723
2.625%, 6–30–23 (H)		2,400	2,412
1.250%, 7–31–23		2,050	1,939
1.375%, 8–31–23		854	812
2.000%, 11–15–26		440	420
2.375%, 5–15–27		2,140	2,097
2.250%, 11–15–27 (H)		1,590	1,537

			33,628

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.4%			$33,628
(Cost: $33,503)

SHORT-TERM SECURITIES
Commercial Paper (I) – 1.3%
J.M. Smucker Co. (The),
2.750%, 1–2–19		3,000	3,000

Japan – 3.9%
Japan Government Treasury Bills,
0.000%, 11–20–19 (A)(I)	JPY	1,000,000	9,138

Master Note – 1.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (J)		$3,020	3,020

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.400%, (K)(L)		723	723

TOTAL SHORT-TERM SECURITIES – 6.8%			$15,881
(Cost: $15,631)

TOTAL INVESTMENT SECURITIES – 98.7%			$230,951
(Cost: $236,594)

CASH AND OTHER ASSETS, NET OF LIABILITIES (M) – 1.3%			3,095

NET ASSETS – 100.0%			$234,046

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS – Argentine Peso, AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, EUR – Euro, GBP – British Pound, HUF – Hungarian Forint, JPY – Japanese Yen, MXN – Mexican Peso, NOK – Norwegian Krone, SEK – Swedish Krona, TRY – Turkish New Lira and ZAR – South African Rand).

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $16,811 or 7.2% of net assets.

(C)	All or a portion of securities with an aggregate value of $705 are on loan.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	All or a portion of securities with an aggregate value of $1,649 have been pledged as collateral on open futures contracts.

(H)	All or a portion of securities with an aggregate value of $517 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(I)	Rate shown is the yield to maturity at December 31, 2018.

(J)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	Investment made with cash collateral received from securities on loan.

(L)	Rate shown is the annualized 7-day yield at December 31, 2018.

(M)	Cash of $699 is held in collateralized accounts for centrally cleared swap agreement collateral.

The following centrally cleared credit default swaps – buy protection(1) were outstanding at December 31, 2018:

Index	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
iTraxx Europe Crossover Series 30 Index	(5.000%	)	12-20-23	3,100	$(225)	$(268)	$43
iTraxx Europe Series 30 Index	(1.000%	)	12-20-23	6,500	(43)	(113)	70
					$(268)	$(381)	$113

The following centrally cleared credit default swaps – sold protection(3) were outstanding at December 31, 2018:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2018(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Republic of South Africa	1.000%	6-20-22	2.502%	100	$(3)	$(3)	$—	*

The following over the counter credit default swaps – buy protection(1) were outstanding at December 31, 2018:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Republic of China	Goldman Sachs International	(1.000%	)	12-20-23	7,000	$(107)	$(85)	$(22)
Republic of Korea	Barclays Bank plc	(1.000%	)	12-20-22	6,800	(182)	(78)	(104)
Standard Chartered PLC	Morgan Stanley & Co. International plc	(1.000%	)	12-20-23	1,000	12	(2)	14
						$(277)	$(165)	$(112)

The following over the counter credit default swaps – sold protection(3) were outstanding at December 31, 2018:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2018(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	Barclays Bank plc	1.000%	6-20-23	10.185%	200	$(43)	$(25)	$(18)
Casino Guichard Perrachon SA	Barclays Bank plc	1.000%	6-20-23	10.185	300	(64)	(38)	(26)
Republic of South Africa	Citibank N.A.	1.000%	6-20-22	2.502	300	(8)	(9)	1
Republic of South Africa	Morgan Stanley & Co. International plc	1.000%	12-20-21	2.347	100	(2)	(4)	2
						$(117)	$(76)	$(41)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Euro	8,165	Japanese Yen	1,048,000	1-18-19	Barclays Capital, Inc.	$206		$—
Norwegian Krone	87,500	U.S. Dollar	10,153	1-18-19	Barclays Capital, Inc.	26		—
British Pound	6,450	U.S. Dollar	8,160	1-18-19	Citibank N.A.	—		68
Euro	4,371	Swedish Krona	44,930	1-18-19	Citibank N.A.	62		—
Turkish New Lira	3,310	U.S. Dollar	605	1-18-19	Citibank N.A.	—		15
U.S. Dollar	4,677	Australian Dollar	6,511	1-18-19	Citibank N.A.	—		90
South Korean Won	5,468,811	U.S. Dollar	4,807	2-7-19	Citibank N.A.	—		109
Japanese Yen	1,000,000	U.S. Dollar	9,169	11-20-19	Citibank N.A.	—		207
Canadian Dollar	158	U.S. Dollar	116	1-18-19	Deutsche Bank AG	—	*	—
Czech Koruna	7,186	U.S. Dollar	317	1-18-19	Deutsche Bank AG	—		3
Euro	80,000	U.S. Dollar	90,995	1-18-19	Deutsche Bank AG	—		787
New Zealand Dollar	342	U.S. Dollar	233	1-18-19	Deutsche Bank AG	3		—
South African Rand	35,950	U.S. Dollar	2,495	1-18-19	Deutsche Bank AG	1		—
U.S. Dollar	269	Canadian Dollar	360	1-18-19	Deutsche Bank AG	—		5
U.S. Dollar	2,365	Indian Rupee	175,771	2-4-19	Deutsche Bank AG	154		—
Euro	4,118	Norwegian Krone	40,928	1-18-19	Goldman Sachs International	13		—
Hungarian Forint	5,750	U.S. Dollar	20	1-18-19	Goldman Sachs International	—		—	*
Japanese Yen	259,097	Euro	2,047	1-18-19	Goldman Sachs International	—		18
Mexican Peso	91,650	U.S. Dollar	4,537	1-18-19	Goldman Sachs International	—		116
Romanian Leu	330	Euro	71	1-18-19	Goldman Sachs International	—		—	*
U.S. Dollar	2,333	Colombian Peso	7,563,143	2-4-19	Goldman Sachs International	—		8
New Taiwan Dollar	71,317	U.S. Dollar	2,334	3-20-19	Goldman Sachs International	—		14
Brazilian Real	7,747	U.S. Dollar	2,000	2-4-19	Morgan Stanley International	5		—
Colombian Peso	7,585,406	U.S. Dollar	2,324	2-4-19	Morgan Stanley International	—		8
U.S. Dollar	210	South Korean Won	231,678	2-7-19	Morgan Stanley International	—		2
						$470		$1,450

The following futures contracts were outstanding at December 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
BTP Italian Government Bond	Short	45	3-7-19	4,500	$(6,590)	$(283)
BTP Italian Government Notes	Short	200	3-7-19	20,000	(25,372)	(215)
Euro-Bobl 5-Year Bond	Short	122	3-7-19	12,200	(18,524)	(35)
Euro-Bund 10-Year Bond	Short	31	3-11-19	3,100	(5,809)	(3)
Euro-OAT France Government 10-Year Bond	Short	111	3-11-19	11,100	(19,178)	18
Euro-Schatz	Long	5	3-11-19	500	641	— *
U.S. 10-Year Ultra Treasury Note	Long	37	3-20-19	3,700	4,813	135
U.S. 30-Year Treasury Bond	Short	66	3-20-19	6,600	(9,636)	(421)
United Kingdom Long Gilt	Short	39	3-27-19	3,900	(6,123)	(63)
U.S. 10-Year Treasury Note	Short	10	3-29-19	1,000	(1,220)	(26)
U.S. Treasury Ultra Long Bond	Long	27	3-29-19	2,700	4,338	228
U.S. 2-Year Treasury Note	Long	66	4-3-19	13,200	14,013	91
U.S. 5-Year Treasury Note	Long	144	4-3-19	14,400	16,515	241
					$(52,132)	$(333)

The following centrally cleared interest rate swap agreements were outstanding at December 31, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.420%	8/10/2028	MXN	2,856	$(31)	$—	$(31)
Goldman Sachs International	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	8.420%	8/10/2028		1,559	(17)	(26)	9
Goldman Sachs International	Receive	6-Month British Pound LIBOR	1.272%	12/13/2021	GBP	12,155	7	—	7
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	3.130%	10/15/2022	HUF	13,273	(332)	—	(332)
Morgan Stanley & Co. International plc	Pay	3-Month Canadian Dollar Offered Rate	2.668%	3/14/2028	CAD	15,641	245	—	245
Morgan Stanley & Co. International plc	Pay	3-Month LIBOR	2.933%	6/22/2022		$33,122	350	—	350
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.860%	2/26/2025		9,978	(127)	—	(127)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.398%	11/16/2045		4,296	234	—	234
Morgan Stanley & Co. International plc	Receive	3-Month Stockholm Interbank Offered Rate	1.223%	3/14/2028	SEK	13,819	(190)	—	(190)
Morgan Stanley & Co. International plc	Receive	6-Month Bank Bill Swap Rate	2.481%	6/22/2022	AUD	30,645	(323)	—	(323)
							$(184)	$(26)	$(158)

The following written options were outstanding at December 31, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
EUR versus USD	Deutsche Bank AG	Put	17,853,649	17,854	February 2019	$1.21	$814	$(823)
Euro-Bobl 5-Year Bond March Futures	N/A	Call	82	8,200	January 2019	EUR 132.50	17	(29)
iTraxx Europe Series 30 Index	Goldman Sachs International	Put	12,300,000	12,300	January 2019	110.00	15	(4)
NZD versus USD	Morgan Stanley & Co., Inc.	Call	29,662,000	29,662	August 2019	$0.74	165	(87)
U.S. 5-Year Treasury Note March Futures	N/A	Call	248	24,800	January 2019	114.50	35	(108)
USD versus EUR	Deutsche Bank AG	Put	5,200,000	5,200	February 2019	1.21	52	(240)
USD versus TWD	Morgan Stanley & Co., Inc.	Put	4,500,000	4,500	March 2019	27.20	37	— *
	Morgan Stanley & Co., Inc.	Call	4,500,000	4,500	March 2019	29.48	123	(159)
USD versus ZAR	Morgan Stanley & Co., Inc.	Call	3,401,421	3,401	August 2019	18.07	101	(50)
							$1,359	$(1,500)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$161	$1,550	$—
Corporate Debt Securities	—	100,394	—
Other Government Securities	—	88,475	—
United States Government Obligations	—	33,628	—
Short-Term Securities	723	6,020	—
Total	$884	$230,067	$—
Centrally Cleared Credit Default Swaps	$113	$—	$—
Over the Counter Credit Default Swaps	$12	$—	$—
Forward Foreign Currency Contracts	$—	$470	$—
Futures Contracts	$713	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$845	$—
Liabilities
Over the Counter Credit Default Swaps	$107	$299	$—
Forward Foreign Currency Contracts	$—	$1,450	$—
Futures Contracts	$1,046	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$1,003	$—
Written Options	$137	$1,363	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$236,594

Gross unrealized appreciation	3897
Gross unrealized depreciation	(9,540)

Net unrealized depreciation	$(5,643)

SCHEDULE OF INVESTMENTS Ivy PineBridge High Yield Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9–3–22	$203	$201

TOTAL ASSET-BACKED SECURITIES – 0.3%		$201
(Cost: $207)

CORPORATE DEBT SECURITIES
Communication Services

Alternative Carriers – 0.7%
Cogent Communications Holdings, Inc., 5.375%, 3–1–22 (A)	535	531

Broadcasting – 1.7%
Gray Television, Inc.:
5.125%, 10–15–24 (A)	448	413
5.875%, 7–15–26 (A)	97	91
Sirius XM Radio, Inc., 5.375%, 7–15–26 (A)	249	233
Univision Communications, Inc., 5.125%, 5–15–23 (A)	660	592

		1,329

Cable & Satellite – 8.3%
Altice Financing S.A., 7.500%, 5–15–26 (A)	655	598
Altice France S.A., 7.375%, 5–1–26 (A)	568	521
Altice S.A., 7.625%, 2–15–25 (A)	900	673
Block Communications, Inc., 6.875%, 2–15–25 (A)	493	494
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.875%, 4–1–24 (A)	148	147
5.375%, 5–1–25 (A)	275	264
5.000%, 2–1–28 (A)	235	216
CSC Holdings LLC, 5.500%, 4–15–27 (A)	1,340	1,246
DISH DBS Corp., 5.000%, 3–15–23 (B)	470	391
Hughes Satellite Systems Corp., 6.625%, 8–1–26	515	472
Intelsat Jackson Holdings S.A.:
5.500%, 8–1–23	930	809
8.500%, 10–15–24 (A)	288	280
Telesat Canada and Telesat LLC, 8.875%, 11–15–24 (A)	477	496

		6,607

Integrated Telecommunication Services – 5.2%
CenturyLink, Inc., 6.750%, 12–1–23 (B)	985	949
Frontier Communications Corp.:
7.625%, 4–15–24	690	355
9.000%, 8–15–31	657	352
Sprint Corp., 7.875%, 9–15–23	2,365	2,427

		4,083

Movies & Entertainment – 0.6%
Netflix, Inc., 5.875%, 2–15–25	490	494

Publishing – 1.6%
A. H. Belo Corp., 7.750%, 6–1–27	502	519
E.W. Scripps Co., 5.125%, 5–15–25 (A)	429	394
McGraw-Hill Global Education Holdings LLC and McGraw-Hill Global Education Finance, Inc., 7.875%, 5–15–24 (A)	470	367

		1,280

Wireless Telecommunication Service – 0.6%
C&W Senior Financing Designated Activity Co., 6.875%, 9–15–27 (A)	544	502

Total Communication Services – 18.7%		14,826
Consumer Discretionary

Auto Parts & Equipment – 0.4%
Delphi Jersey Holdings plc, 5.000%, 10–1–25 (A)	430	362

Automotive Retail – 0.9%
Allison Transmission, Inc., 5.000%, 10–1–24 (A)	361	347
Lithia Motors, Inc., 5.250%, 8–1–25 (A)	425	391

		738

Casinos & Gaming – 3.2%
ESH Hospitality, Inc., 5.250%, 5–1–25 (A)	500	465
Everi Payments, Inc., 7.500%, 12–15–25 (A)	405	383
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 4–15–26	450	445
Golden Nugget, Inc., 8.750%, 10–1–25 (A)	393	378
LHMC Finco S.a.r.l., 7.875%, 12–20–23 (A)	445	440
Scientific Games International, Inc. (GTD by Scientific Games Corp.), 5.000%, 10–15–25 (A)	445	397

		2,508

Consumer Electronics – 0.4%
Conn’s, Inc., 7.250%, 7–15–22	357	344

Homebuilding – 1.7%
Mattamy Group Corp., 6.500%, 10–1–25 (A)	443	397
Weekley Homes LLC and Weekley Finance Corp., 6.000%, 2–1–23	625	584
William Lyon Homes, 6.000%, 9–1–23 (B)	400	360

		1,341

Hotels, Resorts & Cruise Lines – 1.0%
Wyndham Worldwide Corp.:
4.150%, 4–1–24 (C)	415	395
4.500%, 4–1–27 (C)	420	386

		781

Restaurants – 0.3%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.), 5.000%, 10–1–24 (A)	225	211

Specialized Consumer Services – 0.5%
frontdoor, Inc., 6.750%, 8–15–26 (A)	414	393

Specialty Stores – 1.3%
Arch Merger Sub, Inc., 8.500%, 9–15–25 (A)	655	591
Party City Holdings, Inc., 6.625%, 8–1–26 (A)(B)	445	405

		996

Total Consumer Discretionary – 9.7%		7,674
Consumer Staples

Food Retail – 0.9%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 5.750%, 3–15–25	784	686

Household Products – 0.5%
First Quality Finance Co., Inc., 5.000%, 7–1–25 (A)	429	384

Packaged Foods & Meats – 2.1%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (A)	587	575
5.750%, 6–15–25 (A)	135	129
Land O’Lakes Capital Trust I, 7.450%, 3–15–28 (A)	349	360
Pilgrim’s Pride Corp., 5.875%, 9–30–27 (A)	655	595

		1,659

Personal Products – 0.4%
Coty, Inc., 6.500%, 4–15–26 (A)(B)	400	344

Total Consumer Staples – 3.9%		3,073
Energy

Coal & Consumable Fuels – 0.5%
CONSOL Energy, Inc., 6.875%, 6–15–25 (A)	380	362

Integrated Oil & Gas – 0.5%
Apergy Corp., 6.375%, 5–1–26	396	384

Oil & Gas Drilling – 2.3%
KCA Deutag UK Finance plc, 9.875%, 4–1–22 (A)	475	389
Noble Holding International Ltd.:
7.750%, 1–15–24	241	183
7.875%, 2–1–26 (A)	285	243
Shelf Drilling Holdings Ltd., 8.250%, 2–15–25 (A)	400	342
Trinidad Drilling Ltd., 6.625%, 2–15–25 (A)	667	673

		1,830

Oil & Gas Equipment & Services – 1.8%
Calfrac Holdings L.P., 8.500%, 6–15–26 (A)	630	447
Forum Energy Technologies, Inc., 6.250%, 10–1–21	340	299
Hi-Crush Partners L.P., 9.500%, 8–1–26 (A)	625	460
Nine Energy Service, Inc., 8.750%, 11–1–23 (A)	240	228

		1,434

Oil & Gas Exploration & Production – 4.5%
Chaparral Energy, Inc., 8.750%, 7–15–23 (A)	425	304
Endeavor Energy Resources L.P., 5.500%, 1–30–26 (A)	400	410
Extraction Oil & Gas, Inc., 5.625%, 2–1–26 (A)	525	383
Hilcorp Energy I L.P. and Hilcorp Finance Co., 5.000%, 12–1–24 (A)	650	575
Lonestar Resources America, Inc., 11.250%, 1–1–23 (A)	367	348
Murphy Oil USA, Inc. (GTD by Murphy USA), 5.625%, 5–1–27	96	92
Newfield Exploration Co., 5.375%, 1–1–26	416	408
Pioneer Energy Services Corp., 6.125%, 3–15–22	425	259
Sanchez Energy Corp., 6.125%, 1–15–23	237	43
Southwestern Energy Co., 7.500%, 4–1–26	310	293
WildHorse Resource Development Corp., 6.875%, 2–1–25	470	444

		3,559

Oil & Gas Refining & Marketing – 1.1%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.375%, 7–1–26 (B)	420	391
PBF Holding Co. LLC and PBF Finance Corp., 7.250%, 6–15–25	77	72
QEP Resources, Inc., 5.625%, 3–1–26 (B)	475	394

		857

Oil & Gas Storage & Transportation – 4.6%
Cheniere Corpus Christi Holdings LLC:
7.000%, 6–30–24	525	554
5.125%, 6–30–27	200	189
Energy Transfer Equity L.P., 4.250%, 3–15–23	470	452
Genesis Energy L.P. and Genesis Energy Finance Corp., 6.000%, 5–15–23	550	509
Holly Energy Partners L.P. and Holly Energy Finance Corp., 6.000%, 8–1–24 (A)	424	415
Rose Rock Midstream L.P. and Rose Rock Finance Corp.:
5.625%, 7–15–22	600	566
5.625%, 11–15–23	154	140
Summit Midstream Holdings LLC and Summit Midstream Finance Corp., 5.500%, 8–15–22	500	475
USA Compression Partners L.P., 6.875%, 4–1–26 (A)	351	337

		3,637

Total Energy – 15.3%		12,063
Financials

Consumer Finance – 3.4%
Enova International, Inc.:
8.500%, 9–1–24 (A)	500	435
8.500%, 9–15–25 (A)	865	703
FirstCash, Inc., 5.375%, 6–1–24 (A)	420	404
Quicken Loans, Inc., 5.750%, 5–1–25 (A)	500	468
Springleaf Finance Corp.:
6.875%, 3–15–25	600	537
7.125%, 3–15–26	165	147

		2,694

Financial Exchanges & Data – 1.6%
Donnelley Financial Solutions, Inc., 8.250%, 10–15–24	566	562
Financial & Risk U.S. Holdings, Inc.:
6.250%, 5–15–26 (A)	131	126
8.250%, 11–15–26 (A)	590	539

		1,227

Investment Banking & Brokerage – 0.7%
LPL Holdings, Inc., 5.750%, 9–15–25 (A)	575	539

Mortgage REITs – 1.0%
iStar, Inc.:
6.000%, 4–1–22	150	145
5.250%, 9–15–22	419	392
Starwood Property Trust, Inc., 4.750%, 3–15–25	298	268

		805

Property & Casualty Insurance – 0.5%
Amwins Group, Inc., 7.750%, 7–1–26 (A)	430	407

Specialized Finance – 3.7%
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT), 5.250%, 6–1–25	438	421
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 6.020%, 6–15–26 (A)	775	779
FS Energy and Power Fund, 7.500%, 8–15–23 (A)	416	395
Gray Escrow, Inc., 7.000%, 5–15–27 (A)(B)	165	161
Inmarsat Finance plc (GTD by Inmarsat Group Ltd.), 6.500%, 10–1–24 (A)	420	393
Navient Corp., 5.625%, 8–1–33	750	495
UPCB Finance IV Ltd., 5.375%, 1–15–25 (A)	325	304

		2,948

Total Financials – 10.9%		8,620
Health Care

Health Care Facilities – 2.6%
HCA, Inc. (GTD by HCA Holdings, Inc.):
6.500%, 2–15–20	375	384
5.375%, 2–1–25	825	804
5.250%, 6–15–26	300	298
MEDNAX, Inc., 5.250%, 12–1–23 (A)	621	609

		2,095

Health Care Supplies – 0.6%
Ortho-Clinical Diagnostics, 6.625%, 5–15–22 (A)	482	434

Pharmaceuticals – 1.1%
VRX Escrow Corp., 5.875%, 5–15–23 (A)	960	888

Total Health Care – 4.3%		3,417
Industrials

Aerospace & Defense – 0.6%
Triumph Group, Inc., 4.875%, 4–1–21	527	473

Building Products – 0.7%
Standard Industries, Inc., 6.000%, 10–15–25 (A)	575	551

Commercial Printing – 0.8%
Cimpress N.V., 7.000%, 6–15–26 (A)	630	605

Construction & Engineering – 0.6%
Tutor Perini Corp., 6.875%, 5–1–25 (A)	550	512

Construction Machinery & Heavy Trucks – 0.6%
J.B. Poindexter & Co., Inc., 7.125%, 4–15–26 (A)	520	486

Diversified Support Services – 1.0%
Ahern Rentals, Inc., 7.375%, 5–15–23 (A)	430	344
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 6.500%, 12–15–26	432	426

		770

Electrical Components & Equipment – 1.0%
Anixter, Inc. (GTD by Anixter International, Inc.), 6.000%, 12–1–25 (A)	290	288
EnerSys, 5.000%, 4–30–23 (A)	480	468

		756

Industrial Machinery – 1.4%
Cleaver-Brooks, Inc., 7.875%, 3–1–23 (A)	320	309
Energizer Gamma Acquisition, Inc., 6.375%, 7–15–26 (A)	425	390
Terex Corp., 5.625%, 2–1–25 (A)	426	396

		1,095

Marine Ports & Services – 0.5%
Great Lakes Dredge & Dock Corp., 8.000%, 5–15–22	425	432

Security & Alarm Services – 1.1%
ADT Corp. (The), 4.125%, 6–15–23	570	521
Garda World Security Corp., 8.750%, 5–15–25 (A)	415	378

		899

Trading Companies & Distributors – 1.6%
Central Garden & Pet Co., 5.125%, 2–1–28	450	403
H&E Equipment Services, Inc., 5.625%, 9–1–25 (B)	515	472
Jurassic Holdings III, Inc., 6.875%, 2–15–21 (A)	422	357

		1,232

Total Industrials – 9.9%		7,811

Information Technology

Application Software – 1.2%
CDK Global, Inc., 5.875%, 6–15–26	398	400
Delta Merger Sub, Inc., 6.000%, 9–15–26 (A)	555	524

		924

Data Processing & Outsourced Services – 1.7%
Alliance Data Systems Corp., 5.875%, 11–1–21 (A)	600	599
Harland Clarke Holdings Corp., 8.375%, 8–15–22 (A)	836	762

		1,361

Electronic Equipment & Instruments – 0.4%
Diebold, Inc., 8.500%, 4–15–24 (B)	562	337

Technology Distributors – 0.8%
Ingram Micro, Inc., 5.450%, 12–15–24 (C)	632	597

Technology Hardware, Storage & Peripherals – 1.0%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc., 8.625%, 11–15–24 (A)	415	324
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 1–1–25	550	488

		812

Total Information Technology – 5.1%		4,031
Materials

Aluminum – 0.6%
Novelis Corp. (GTD by Novelis, Inc.), 6.250%, 8–15–24 (A)	475	446

Commodity Chemicals – 1.0%
NOVA Chemicals Corp., 5.000%, 5–1–25 (A)	475	428
Trinseo Materials Operating SCA and Trinseo Materials Finance, Inc., 5.375%, 9–1–25 (A)	395	345

		773

Diversified Metals & Mining – 2.9%
Cliffs Natural Resources, Inc., 5.750%, 3–1–25	700	630
Eco Oro Minerals Corp., 5.750%, 12–1–25 (A)	680	665
First Quantum Minerals Ltd.:
7.250%, 4–1–23 (A)	285	251
6.500%, 3–1–24 (A)	409	339
Freeport-McMoRan, Inc., 3.875%, 3–15–23	456	422

		2,307

Fertilizers & Agricultural Chemicals – 0.4%
OCI N.V., 6.625%, 4–15–23 (A)	350	344

Metal & Glass Containers – 1.1%
Crown Cork & Seal Co., Inc., 7.375%, 12–15–26	294	313
HudBay Minerals, Inc., 7.250%, 1–15–23 (A)	138	136
Owens-Brockway Glass Container, Inc., 5.375%, 1–15–25 (A)	463	440

		889

Paper Packaging – 1.5%
Cascades, Inc.:
5.500%, 7–15–22 (A)	185	180
5.750%, 7–15–23 (A)	230	222
Intertape Polymer Group, Inc., 7.000%, 10–15–26 (A)	400	395
Multi-Color Corp., 4.875%, 11–1–25 (A)	475	406

		1,203

Specialty Chemicals – 1.9%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (A)(B)	615	566
Rayonier A.M. Products, Inc., 5.500%, 6–1–24 (A)	525	463
Starfruit Finco B.V. and Starfruit U.S. Holdco LLC, 8.000%, 10–1–26 (A)(B)	459	425

		1,454

Steel – 1.6%
Commercial Metals Co., 5.750%, 4–15–26 (A)	332	308
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp., 7.500%, 6–15–25 (A)	557	528
U.S. Steel Corp., 6.875%, 8–15–25	500	457

		1,293

Total Materials – 11.0%		8,709
Real Estate

Health Care REITs – 1.2%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.000%, 10–15–27	535	489
Sabra Health Care L.P., 5.125%, 8–15–26	525	487

		976

Industrial REITs – 1.3%
Avolon Holdings Funding Ltd., 5.125%, 10–1–23 (A)	425	406
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.), 5.875%, 4–1–24	650	608

		1,014

Real Estate Services – 1.2%
Newmark Group, Inc., 6.125%, 11–15–23 (A)	415	409
Realogy Group LLC and Realogy Co-Issuer Corp., 4.875%, 6–1–23 (A)(B)	665	578

		987

Specialized REITs – 1.3%
GEO Group, Inc. (The):
5.125%, 4–1–23	430	387
5.875%, 10–15–24	250	220
Iron Mountain, Inc., 4.875%, 9–15–27 (A)	455	397

		1,004

Total Real Estate – 5.0%		3,981
Utilities

Independent Power Producers & Energy Traders – 0.7%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC), 5.875%, 2–1–24 (A)	614	593

Multi-Utilities – 0.8%
MGE Energy Corp., 6.500%, 1–15–25 (A)	611	620

Total Utilities – 1.5%		1,213

TOTAL CORPORATE DEBT SECURITIES – 95.3%		$75,418
(Cost: $82,250)

SHORT-TERM SECURITIES
Master Note – 2.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (D)	1,962	1,962

Money Market Funds – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.400%, (E)(F)	1,216	1,216

TOTAL SHORT-TERM SECURITIES – 4.0%		$3,178
(Cost: $3,178)

TOTAL INVESTMENT SECURITIES – 99.6%		$78,797
(Cost: $85,635)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		311

NET ASSETS – 100.0%		$79,108

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $46,288 or 58.5% of net assets.

(B)	All or a portion of securities with an aggregate value of $2,250 are on loan.

(C)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$201	$—
Corporate Debt Securities	—	75,418	—
Short-Term Securities	1,216	1,962	—

Total	$1,216	$77,581	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$85,635

Gross unrealized appreciation	138
Gross unrealized depreciation	(6,976)

Net unrealized depreciation	$(6,838)

SCHEDULE OF INVESTMENTS Ivy Government Securities Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 8.4%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,156
3.460%, 2–22–33	3,500	3,565
Federal Home Loan Bank:
2.500%, 4–27–26	5,000	4,789
3.090%, 5–16–36	5,000	4,592
Tennessee Valley Authority, 2.875%, 2–1–27	5,000	4,951
U.S. Department of Transportation, 6.001%, 12–7–21 (A)	8,000	8,734

		31,787

Mortgage-Backed Obligations – 38.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6–25–22	7,250	7,227
5.000%, 5–15–23	769	785
3.194%, 7–25–27	4,000	3,973
3.000%, 10–15–36	2,856	2,850
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index), 3.430%, 1–25–27 (B)	3,500	3,544
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.000%, 10–1–44	2,258	2,308
3.000%, 4–15–46	2,716	2,688
3.000%, 4–15–53	3,397	3,309
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	5,121	5,110
2.640%, 6–1–22	5,605	5,568
3.360%, 12–1–22	1,868	1,899
3.020%, 1–1–23	1,151	1,157
2.630%, 2–1–23	4,259	4,209
2.352%, 3–1–23	5,400	5,324
2.390%, 6–1–25	5,089	5,022
3.360%, 7–1–25	2,542	2,586
4.080%, 1–1–29	4,572	4,869
3.740%, 6–1–30	4,000	4,093
3.639%, 8–25–30	4,000	4,029
3.400%, 6–1–31 (C)	3,000	2,939
4.000%, 3–25–33	1,523	1,581
2.000%, 4–25–39	1,782	1,734
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.478%, 12–1–19	4,298	4,333
5.380%, 11–1–20	183	183
4.381%, 6–1–21	4,394	4,540
2.759%, 4–1–22	6,557	6,537
2.705%, 4–1–23	3,126	3,106
2.000%, 10–1–27	1,659	1,622
4.000%, 12–1–31	1,378	1,416
4.000%, 12–1–32	3,408	3,489
5.500%, 12–1–34	422	455
3.500%, 4–25–37	2,283	2,309
6.000%, 4–1–39	155	167
3.000%, 11–25–42	4,698	4,658
4.500%, 2–1–44	2,586	2,719
4.000%, 10–1–44	2,515	2,569
2.500%, 5–25–45	6,436	6,272
4.500%, 2–1–48	2,679	2,795
3.000%, 2–25–57	3,638	3,342
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3–16–42	8,860	8,575
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 4–20–34	2,453	2,634
3.000%, 4–20–48	4,000	3,692
3.500%, 4–20–48	3,951	3,955

		146,172

United States Government Agency Obligations – 1.2%
Overseas Private Investment Corp. (GTD by U.S. Government), 5.142%, 12–15–23	1,646	1,742
Ukraine Government AID Bond, 1.844%, 5–16–19	2,500	2,493

		4,235

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 48.5%		$182,194
(Cost: $184,047)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 49.8%
U.S. Treasury Bonds:
5.250%, 2–15–29	3,000	3,669
3.500%, 2–15–39	1,000	1,095
2.750%, 8–15–42	3,000	2,877
2.750%, 11–15–42	2,500	2,394
2.500%, 2–15–45	2,000	1,816
3.000%, 5–15–47	3,250	3,242
U.S. Treasury Notes:
1.500%, 7–15–20	12,000	11,811
2.625%, 7–31–20	10,000	10,011
1.375%, 9–30–20	4,000	3,921
2.750%, 11–30–20	4,000	4,017
1.125%, 6–30–21	2,000	1,935
2.750%, 8–15–21	10,000	10,066
1.125%, 9–30–21	1,500	1,447
2.000%, 12–31–21	3,000	2,959
1.875%, 4–30–22	6,000	5,885
1.750%, 5–31–22	2,000	1,952
1.875%, 7–31–22	5,000	4,896
1.625%, 8–31–22	5,000	4,850
2.000%, 10–31–22	2,000	1,965
2.000%, 11–30–22	1,000	982
2.375%, 1–31–23	1,500	1,493
2.750%, 7–31–23	5,000	5,053
2.000%, 4–30–24	19,000	18,498
2.125%, 7–31–24	17,500	17,120
1.875%, 8–31–24	4,000	3,860
2.250%, 10–31–24	7,000	6,884
2.250%, 11–15–24	6,380	6,271
2.125%, 11–30–24	5,000	4,881
2.500%, 1–31–25	2,000	1,992
2.750%, 2–28–25	3,000	3,031
2.000%, 8–15–25	4,000	3,858
1.625%, 2–15–26	5,000	4,683
1.625%, 5–15–26	5,500	5,139
2.250%, 2–15–27	7,500	7,288
2.375%, 5–15–27	7,000	6,859
2.250%, 8–15–27	3,500	3,390
2.875%, 5–15–28	2,500	2,540
4.375%, 2–15–38	2,000	2,453

		187,083

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 49.8%		$187,083
(Cost: $190,651)

SHORT-TERM SECURITIES
Commercial Paper (D) – 1.3%
Federal Home Loan Bank, 2.100%, 1–2–19	4,977	4,977

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.430%, 1–7–19 (E)	149	149
2.450%, 1–7–19 (E)	405	405

		554

TOTAL SHORT-TERM SECURITIES – 1.4%		$5,531
(Cost: $5,531)

TOTAL INVESTMENT SECURITIES – 99.7%		$374,808
(Cost: $380,229)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,060

NET ASSETS – 100.0%		$375,868

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $8,734 or 2.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at December 31, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$182,194	$—
United States Government Obligations	—	187,083	—
Short-Term Securities	—	5,531	—
Total	$—	$374,808	$—

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$380,229

Gross unrealized appreciation	1,164
Gross unrealized depreciation	(6,585)

Net unrealized depreciation	$(5,421)

SCHEDULE OF INVESTMENTS
Ivy Corporate Bond Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.0%
Morgan Stanley, 5.850%	20	$485

Total Financials – 0.0%		485

TOTAL PREFERRED STOCKS – 0.0%		$485
(Cost: $500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5–26–22	$1,750	1,697
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12–15–27 (A)	3,518	3,415
American Airlines Class A Pass Through Certificates, Series 2016-2, 3.650%, 6–15–28	1,799	1,708
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	2,699	2,537
American Airlines Class AA Pass Through Certificates, Series 2017-2, 3.350%, 10–15–29	973	920
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1, 3.575%, 1–15–28	3,618	3,553
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1, 3.650%, 2–15–29	462	455
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7–9–21 (A)	3,500	3,435
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7–7–28	4,820	4,642

TOTAL ASSET-BACKED SECURITIES – 2.5%		$22,362
(Cost: $23,090)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 2.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.464%, 7–23–22	2,000	2,019
5.375%, 5–1–47	500	454
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1–15–22	5,000	4,785
3.900%, 3–1–38	1,000	927
4.600%, 10–15–38	5,000	5,054
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.950%, 1–15–25	1,865	1,824
Time Warner, Inc. (GTD by Historic TW, Inc.):
2.950%, 7–15–26	4,500	4,025
3.800%, 2–15–27	500	470

		19,558

Integrated Telecommunication Services – 2.1%
AT&T, Inc., 3.600%, 2–17–23	6,500	6,467
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC, 4.738%, 3–20–25 (A)	2,000	1,962
Verizon Communications, Inc.:
2.625%, 8–15–26	6,500	5,896
4.812%, 3–15–39	2,797	2,752
5.012%, 4–15–49	2,250	2,245

		19,322

Interactive Home Entertainment – 0.9%
Activision Blizzard, Inc.:
2.300%, 9–15–21	4,000	3,895
2.600%, 6–15–22	3,000	2,910
3.400%, 6–15–27 (B)	1,000	943

		7,748

Movies & Entertainment – 0.3%
Walt Disney Co. (The):
4.125%, 12–1–41	2,000	1,989
4.125%, 6–1–44	1,000	992

		2,981

Publishing – 0.3%
Thomson Reuters Corp., 3.350%, 5–15–26	3,000	2,785

Wireless Telecommunication Service – 1.3%
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	1,967
3.663%, 5–15–25 (A)	4,000	3,886
Sprint Spectrum L.P., 3.360%, 9–20–21 (A)	6,188	6,110

		11,963

Total Communication Services – 7.1%		64,357
Consumer Discretionary

Auto Parts & Equipment – 0.5%
Lear Corp., 3.800%, 9–15–27	5,000	4,570

Automobile Manufacturers – 0.2%
BMW U.S. Capital LLC, 2.700%, 4–6–22 (A)	1,500	1,457

Education Services – 0.5%
President and Fellows of Harvard College, 3.150%, 7–15–46	3,000	2,680
University of Southern California, 3.028%, 10–1–39	2,000	1,816

		4,496

Footwear – 0.8%
NIKE, Inc., 3.875%, 11–1–45	8,000	7,662

Home Improvement Retail – 0.5%
Home Depot, Inc. (The), 4.200%, 4–1–43	4,700	4,626

Hotels, Resorts & Cruise Lines – 0.5%
Marriott International, Inc., 4.000%, 4–15–28	1,500	1,443
Marriott International, Inc., Series R, 3.125%, 6–15–26	3,000	2,725

		4,168

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc., 4.800%, 12–5–34	5,470	5,865

Restaurants – 0.3%
Starbucks Corp., 4.000%, 11–15–28	3,000	2,965

Total Consumer Discretionary – 3.9%		35,809
Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co., 3.375%, 3–15–22	1,000	1,005

Brewers – 1.6%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB):
4.700%, 2–1–36 (A)	6,000	5,587
4.900%, 2–1–46 (A)	3,500	3,250
Heineken N.V., 3.500%, 1–29–28 (A)	3,000	2,895
Molson Coors Brewing Co., 2.250%, 3–15–20	2,500	2,466

		14,198

Distillers & Vintners – 0.8%
Bacardi Ltd., 4.450%, 5–15–25 (A)	4,700	4,639
Constellation Brands, Inc.:
2.650%, 11–7–22	1,000	958
3.700%, 12–6–26	1,562	1,471
4.500%, 5–9–47	500	457

		7,525

Drug Retail – 0.1%
CVS Health Corp., 4.100%, 3–25–25	1,000	991

Household Products – 0.1%
Clorox Co. (The), 3.100%, 10–1–27	1,000	950

Hypermarkets & Super Centers – 0.5%
Walmart, Inc., 3.700%, 6–26–28	5,000	5,076

Packaged Foods & Meats – 1.8%
General Mills, Inc., 4.200%, 4–17–28	3,750	3,673
Mead Johnson Nutrition Co., 4.125%, 11–15–25 (B)	2,194	2,252
Nestle Holdings, Inc., 4.000%, 9–24–48 (A)	5,500	5,402
Smithfield Foods, Inc.:
2.650%, 10–3–21 (A)	3,000	2,867
3.350%, 2–1–22 (A)	2,000	1,913

		16,107

Personal Products – 0.1%
Kimberly-Clark Corp., 3.200%, 7–30–46	1,000	872

Soft Drinks – 2.0%
Coca-Cola Co. (The):
1.550%, 9–1–21	3,500	3,394
2.875%, 10–27–25	5,000	4,816
2.250%, 9–1–26	2,000	1,832
PepsiCo, Inc.:
1.700%, 10–6–21	4,000	3,868
3.450%, 10–6–46	4,500	4,000

		17,910

Total Consumer Staples – 7.1%		64,634
Energy

Oil & Gas Equipment & Services – 1.3%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 3.337%, 12–15–27	2,000	1,841
Halliburton Co., 5.000%, 11–15–45	5,000	4,951
Schlumberger Holding Corp., 3.625%, 12–21–22 (A)	5,000	4,978

		11,770

Oil & Gas Exploration & Production – 1.6%
BP Capital Markets plc (GTD by BP plc), 3.216%, 11–28–23	5,000	4,928
Canadian Natural Resources Ltd., 3.850%, 6–1–27	7,250	6,843
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11–15–34	1,193	1,137
EQT Corp., 3.000%, 10–1–22	1,500	1,422

		14,330

Oil & Gas Refining & Marketing – 0.1%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 3.289%, 2–26–21 (C)	1,000	989

Oil & Gas Storage & Transportation – 4.9%
Colonial Pipeline Co., 4.250%, 4–15–48 (A)	2,000	1,920
Colorado Interstate Gas Co., 4.150%, 8–15–26 (A)	6,000	5,865
Enbridge, Inc., 2.900%, 7–15–22	500	484
Energy Transfer Partners L.P.:
4.950%, 6–15–28	4,000	3,922
4.900%, 3–15–35	750	672
Plains All American Pipeline L.P. and PAA Finance Corp., 3.600%, 11–1–24	4,469	4,253
Sabal Trail Transmission LLC, 4.246%, 5–1–28 (A)	5,000	4,926
Sabine Pass Liquefaction LLC, 4.200%, 3–15–28	1,500	1,436
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	2,551	2,579
Tennessee Gas Pipeline Co., 7.000%, 3–15–27	6,000	6,802
TransCanada PipeLines Ltd., 5.100%, 3–15–49	4,500	4,474
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3–15–48	2,000	1,872
Williams Partners L.P.:
3.750%, 6–15–27	4,000	3,792
4.850%, 3–1–48	1,500	1,366

		44,363

Total Energy – 7.9%		71,452

Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.:
3.875%, 1–15–20	635	636
4.250%, 3–1–25	2,500	2,381
State Street Corp., 2.650%, 5–19–26	6,000	5,621

		8,638

Consumer Finance – 2.9%
Capital One Financial Corp., 4.200%, 10–29–25	5,500	5,314
Discover Bank, 3.450%, 7–27–26	500	459
Discover Financial Services, 3.950%, 11–6–24	3,200	3,157
Ford Motor Credit Co. LLC:
2.425%, 6–12–20	5,000	4,868
5.875%, 8–2–21	2,500	2,564
2.979%, 8–3–22	2,000	1,845
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
4.200%, 3–1–21	3,500	3,498
3.200%, 7–6–21	4,500	4,395

		26,100

Diversified Banks – 10.7%
Australia and New Zealand Banking Group Ltd., 2.125%, 8–19–20	4,000	3,936
Banco Santander S.A., 3.500%, 4–11–22	2,500	2,453
Bank of America Corp.:
2.503%, 10–21–22	2,000	1,926
4.200%, 8–26–24	6,000	5,950
4.244%, 4–24–38	3,000	2,857
6.300%, 12–29–49	2,000	2,031
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 3.352%, 2–5–26 (C)	1,000	945
Bank of New York Mellon Corp. (The):
2.500%, 4–15–21	2,000	1,975
2.200%, 8–16–23	4,000	3,798
Barclays plc, 3.684%, 1–10–23	2,000	1,922
BB&T Corp.:
2.050%, 5–10–21	5,500	5,355
2.750%, 4–1–22	3,000	2,949
Commonwealth Bank of Australia, 2.000%, 9–6–21 (A)	3,500	3,371
Danske Bank A.S., 2.700%, 3–2–22 (A)	2,000	1,916
Fifth Third Bank N.A., 2.250%, 6–14–21	2,500	2,440
HSBC Holdings plc, 4.583%, 6–19–29	4,750	4,711
Huntington Bancshares, Inc., 2.300%, 1–14–22	1,500	1,448
Lloyds Banking Group plc, 3.000%, 1–11–22	1,000	967
Mitsubishi UFJ Financial Group, Inc., 2.190%, 9–13–21	6,500	6,275
Mizuho Financial Group, Inc., 2.953%, 2–28–22	4,000	3,921
Royal Bank of Canada:
2.350%, 10–30–20	4,000	3,951
2.500%, 1–19–21	4,000	3,954
4.650%, 1–27–26	1,000	1,030
Santander Holdings USA, Inc., 3.400%, 1–18–23	3,000	2,883
Svenska Handelsbanken AB, 3.900%, 11–20–23	3,500	3,532
Swedbank AB, 2.800%, 3–14–22 (A)	7,000	6,887
U.S. Bank N.A., 3.450%, 11–16–21	3,000	3,023
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	969
3.069%, 1–24–23	500	487
3.900%, 5–1–45	2,000	1,838
4.750%, 12–7–46	1,500	1,446
Westpac Banking Corp.:
2.150%, 3–6–20	2,500	2,473
2.000%, 8–19–21	4,000	3,872

		97,491

Financial Exchanges & Data – 0.5%
Intercontinental Exchange, Inc., 4.250%, 9–21–48	4,250	4,194

Investment Banking & Brokerage – 3.9%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12–10–20	1,500	1,485
Daiwa Securities Group, Inc., 3.129%, 4–19–22 (A)	4,000	3,936
Goldman Sachs Group, Inc. (The):
2.350%, 11–15–21	3,000	2,893
2.905%, 7–24–23	1,000	952
3.272%, 9–29–25	1,500	1,406
3.750%, 2–25–26	1,000	946
3.500%, 11–16–26	1,000	924
4.017%, 10–31–38	6,000	5,278
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps), 4.259%, 10–28–27 (C)	3,000	2,882
Morgan Stanley:
4.875%, 11–1–22	2,000	2,061
3.875%, 1–27–26	7,000	6,831
3.591%, 7–22–28	2,000	1,890
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 3.887%, 10–24–23 (C)	3,500	3,483

		34,967

Life & Health Insurance – 4.5%
Aflac, Inc., 4.750%, 1–15–49	4,750	4,848
Athene Holding Ltd., 4.125%, 1–12–28	3,000	2,727
MetLife, Inc., 4.050%, 3–1–45	3,500	3,244
Metropolitan Life Global Funding I, 3.450%, 10–9–21 (A)	2,000	2,008
New York Life Global Funding:
2.000%, 4–13–21 (A)	2,500	2,436
2.300%, 6–10–22 (A)	3,000	2,892
2.900%, 1–17–24 (A)	1,500	1,460
2.350%, 7–14–26 (A)	3,000	2,754
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9–30–47 (A)	3,000	2,721
Principal Life Global Funding II:
2.625%, 11–19–20 (A)	3,500	3,461
3.000%, 4–18–26 (A)	4,000	3,841
Protective Life Global Funding, 2.262%, 4–8–20 (A)	2,500	2,472
Sumitomo Life Insurance Co., 4.000%, 9–14–77 (A)	3,000	2,768
Teachers Insurance & Annuity Association of America, 4.270%, 5–15–47 (A)	3,000	2,875

		40,507

Other Diversified Financial Services – 5.1%
Citigroup, Inc.:
2.700%, 3–30–21	4,000	3,939
3.500%, 5–15–23	1,000	982
4.450%, 9–29–27	1,500	1,446
Citigroup, Inc. (3-Month U.S. LIBOR plus 148 bps), 4.168%, 9–1–23 (C)	5,000	5,003
JPMorgan Chase & Co.:
2.295%, 8–15–21	5,000	4,878
2.700%, 5–18–23	6,000	5,763
3.220%, 3–1–25	5,000	4,830
3.625%, 12–1–27	3,500	3,259
4.950%, 6–1–45	1,000	1,015
TIAA Asset Management Finance Co. LLC, 4.125%, 11–1–24 (A)	5,000	5,092
USAA Capital Corp., 2.450%, 8–1–20 (A)	10,030	9,932

		46,139

Property & Casualty Insurance – 1.8%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 4.200%, 8–15–48	5,000	4,975
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps), 2.734%, 1–10–20 (C)	1,500	1,500
Berkshire Hathaway, Inc., 2.750%, 3–15–23	3,000	2,945
Progressive Corp. (The), 4.000%, 3–1–29	7,000	7,206

		16,626

Regional Banks – 1.0%
First Republic Bank, 2.500%, 6–6–22	5,000	4,845
PNC Bank N.A.:
2.450%, 11–5–20	736	727
2.150%, 4–29–21	4,000	3,897

		9,469

Specialized Finance – 0.6%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	2,000	1,998
5.450%, 6–15–23 (A)	1,000	1,018
8.100%, 7–15–36 (A)	2,500	2,697

		5,713

Total Financials – 31.9%		289,844
Health Care

Biotechnology – 0.7%
Amgen, Inc.:
2.200%, 5–11–20	3,500	3,455
4.950%, 10–1–41	3,000	3,060

		6,515

Health Care Distributors – 0.3%
McKesson Corp., 3.650%, 11–30–20	2,500	2,512

Health Care Equipment – 0.5%
Becton Dickinson & Co., 3.700%, 6–6–27	5,000	4,727

Health Care Services – 0.5%
Cardinal Health, Inc., 3.079%, 6–15–24	2,500	2,347
Quest Diagnostics, Inc., 3.450%, 6–1–26	2,500	2,401

		4,748

Health Care Supplies – 2.4%
Abbott Laboratories, 4.750%, 11–30–36	5,000	5,221
Medtronic Global Holdings SCA, 3.350%, 4–1–27	2,000	1,960
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc), 4.375%, 3–15–35	8,288	8,494
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9–23–21	6,000	5,802

		21,477

Managed Health Care – 1.1%
Halfmoon Parent, Inc., 3.400%, 9–17–21 (A)	4,500	4,490
Humana, Inc., 2.900%, 12–15–22	2,000	1,944
UnitedHealth Group, Inc., 3.500%, 2–15–24	3,500	3,522

		9,956

Pharmaceuticals – 2.0%
Bayer U.S. Finance II LLC, 4.375%, 12–15–28 (A)	5,000	4,777
Bayer U.S. Finance LLC, 3.000%, 10–8–21 (A)	500	489
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3–15–21	2,000	1,966
Takeda Pharmaceutical Co. Ltd., 4.400%, 11–26–23 (A)	5,000	5,054
Zoetis, Inc., 3.900%, 8–20–28	6,500	6,372

		18,658

Total Health Care – 7.5%		68,593
Industrials

Aerospace & Defense – 3.3%
BAE Systems Holdings, Inc.:
3.800%, 10–7–24 (A)	5,000	4,989
3.850%, 12–15–25 (A)	4,800	4,761
4.750%, 10–7–44 (A)	2,000	2,011
Boeing Co. (The), 1.650%, 10–30–20 (B)	2,500	2,446
General Dynamics Corp., 1.875%, 8–15–23	5,000	4,710
Huntington Ingalls Industries, Inc., 3.483%, 12–1–27	2,750	2,562
Northrop Grumman Corp., 3.200%, 2–1–27	5,000	4,691
Rockwell Collins, Inc., 2.800%, 3–15–22	3,500	3,402

		29,572

Air Freight & Logistics – 0.4%
FedEx Corp.:
4.750%, 11–15–45	3,000	2,832
4.050%, 2–15–48	1,500	1,259

		4,091

Airlines – 1.0%
Aviation Capital Group Corp., 2.875%, 1–20–22 (A)	2,000	1,935
Aviation Capital Group LLC, 3.500%, 11–1–27 (A)	1,500	1,356
Sydney Airport Finance, 3.625%, 4–28–26 (A)	6,000	5,741

		9,032

Electrical Components & Equipment – 0.1%
Hubbell, Inc., 3.500%, 2–15–28	1,000	938

Environmental & Facilities Services – 0.4%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5–15–23	4,000	3,836

Industrial Conglomerates – 1.2%
General Electric Capital Corp.:
6.000%, 8–7–19	1,432	1,447
2.342%, 11–15–20	7,787	7,515
General Electric Co., 2.700%, 10–9–22	2,000	1,856

		10,818

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 4.550%, 9–1–44	2,000	2,064

Total Industrials – 6.6%		60,351
Information Technology

Communications Equipment – 0.4%
L-3 Communications Corp., 3.850%, 12–15–26	4,000	3,874

Data Processing & Outsourced Services – 0.8%
Visa, Inc.:
2.800%, 12–14–22	4,000	3,950
4.300%, 12–14–45	3,000	3,121

		7,071

Electronic Components – 0.9%
Amphenol Corp., 3.200%, 4–1–24	2,500	2,424
Maxim Integrated Products, Inc., 3.450%, 6–15–27	6,500	6,066

		8,490

It Consulting & Other Services – 0.4%
IBM Credit LLC, 3.600%, 11–30–21	3,500	3,532

IT Consulting & Other Services – 0.4%
Keysight Technologies, Inc., 4.600%, 4–6–27	3,500	3,515

Semiconductors – 1.9%
Intel Corp.:
3.100%, 7–29–22	4,000	4,004
4.100%, 5–19–46	6,000	5,883
QUALCOMM, Inc.:
2.900%, 5–20–24	5,000	4,761
4.300%, 5–20–47	3,000	2,668

		17,316

Systems Software – 1.7%
CA, Inc., 5.375%, 12–1–19	6,195	6,275
Microsoft Corp.:
2.650%, 11–3–22	3,000	2,979
4.250%, 2–6–47	5,500	5,782

		15,036

Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.:
2.400%, 5–3–23	1,000	967
4.375%, 5–13–45	3,000	3,051

		4,018

Total Information Technology – 6.9%		62,852
Materials

Diversified Chemicals – 0.1%
DowDuPont, Inc., 3.766%, 11–15–20	1,250	1,262

Diversified Metals & Mining – 0.2%
Anglo American Capital plc, 4.500%, 3–15–28 (A)	2,000	1,857

Fertilizers & Agricultural Chemicals – 0.3%
Mosaic Co. (The), 3.250%, 11–15–22	2,500	2,441

Specialty Chemicals – 0.4%
Methanex Corp., 5.250%, 3–1–22	3,500	3,529

Total Materials – 1.0%		9,089
Real Estate

Health Care REITs – 0.8%
Health Care REIT, Inc., 4.000%, 6–1–25	5,700	5,628
Senior Housing Properties Trust, 4.750%, 2–15–28	2,000	1,888

		7,516

Hotel & Resort REITs – 0.3%
Hospitality Properties Trust, 3.950%, 1–15–28	2,500	2,254

Industrial REITs – 0.6%
Aircastle Ltd., 5.500%, 2–15–22	4,909	5,023

Specialized REITs – 1.4%
American Tower Corp.:
3.070%, 3–15–23 (A)	3,000	2,954
3.125%, 1–15–27	4,750	4,302
American Tower Trust I, 3.652%, 3–23–28 (A)	2,000	1,998
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,900
5.250%, 1–15–23	844	877

		13,031

Total Real Estate – 3.1%		27,824
Utilities

Electric Utilities – 5.0%
AEP Transmission Co. LLC, 4.250%, 9–15–48	4,500	4,541
Appalachian Power Co., Series W, 4.450%, 6–1–45	1,000	976
CenterPoint Energy, Inc., 4.250%, 11–1–28	4,500	4,563
Commonwealth Edison Co., 3.650%, 6–15–46	2,500	2,266
Consumers Energy Co., 4.350%, 4–15–49	2,500	2,600
Duke Energy Carolinas LLC:
4.300%, 6–15–20 (B)	3,250	3,313
3.750%, 6–1–45	9,000	8,306
Duke Energy Indiana LLC, 3.750%, 5–15–46	1,000	923
Edison International:
2.125%, 4–15–20	1,000	973
2.950%, 3–15–23	5,000	4,723
Entergy Arkansas, Inc., 4.000%, 6–1–28	2,650	2,706
Kansas City Power & Light Co., 4.200%, 3–15–48	1,000	971
MidAmerican Energy Co., 3.950%, 8–1–47	1,000	970
National Rural Utilities Cooperative Finance Corp., 4.400%, 11–1–48	3,000	3,129
Virginia Electric and Power Co., Series B, 4.600%, 12–1–48	1,500	1,567

Wisconsin Electric Power Co.:
4.250%, 6–1–44	750	742
4.300%, 10–15–48	1,750	1,805

		45,074

Gas Utilities – 0.3%
Southern California Gas Co., 4.300%, 1–15–49	2,500	2,561

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp., 4.350%, 5–1–33	3,750	3,761

Multi-Utilities – 1.0%
Baltimore Gas and Electric Co., 4.250%, 9–15–48	2,500	2,487
Berkshire Hathaway Energy Co., 2.800%, 1–15–23	500	489
Dominion Resources, Inc., 2.750%, 1–15–22	1,000	974
Pacific Gas and Electric Co.:
3.300%, 12–1–27	1,000	816
3.950%, 12–1–47	1,500	1,140
Public Service Electric and Gas Co., 2.250%, 9–15–26	3,500	3,199

		9,105

Water Utilities – 0.3%
California Water Service Co., 5.875%, 5–1–19	3,000	3,028

Total Utilities – 7.0%		63,529

TOTAL CORPORATE DEBT SECURITIES – 90.0%		$818,334
(Cost: $837,176)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index), 4.234%, 3–25–35 (C)	2,339	1,728
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index), 4.290%, 2–25–34 (C)	51	—	*

		1,728

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,728
(Cost: $2,379)

MUNICIPAL BONDS – TAXABLE
New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8–1–26	3,000	2,819
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	3,732	4,922

		7,741

Ohio – 0.6%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12–1–46	5,500	5,443

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds), 4.750%, 7–15–22	3,075	3,160

TOTAL MUNICIPAL BONDS – TAXABLE – 1.8%		$16,344
(Cost: $15,419)

OTHER GOVERNMENT SECURITIES (D)
Canada – 1.3%
Province de Quebec, 7.140%, 2–27–26	9,365	11,475

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%		$11,475
(Cost: $9,532)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 2.790%, 6–25–22	2,000	1,994
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index), 4.336%, 12–25–44 (A)(C)	10,760	11,112

		13,106

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$13,106
(Cost: $13,316)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.0%
U.S. Treasury Bonds, 3.000%, 11–15–44	210	210
U.S. Treasury Notes, 2.000%, 8–15–25	19	18
		228

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.0%		$228
(Cost: $248)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.7%
EssilorLuxottica S.A., 2.461%, 1–4–19	6,000	5,998
J.M. Smucker Co. (The), 2.750%, 1–2–19	9,127	9,126
		15,124

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (F)	3,377	3,377

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.400%, (G)(H)	185	185

TOTAL SHORT-TERM SECURITIES – 2.1%		$18,686
(Cost: $18,687)

TOTAL INVESTMENT SECURITIES – 99.3%		$902,748
(Cost: $920,347)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		6,313

NET ASSETS – 100.0%		$909,061

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $191,455 or 21.1% of net assets.

(B)	All or a portion of securities with an aggregate value of $182 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Rate shown is the yield to maturity at December 31, 2018.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$485	$—	$—
Asset-Backed Securities	—	22,362	—
Corporate Debt Securities	—	818,334	—
Mortgage-Backed Securities	—	1,728	—
Municipal Bonds	—	16,344	—
Other Government Securities	—	11,475	—
United States Government Agency Obligations	—	13,106	—
United States Government Obligations	—	228	—
Short-Term Securities	185	18,501	—
Total	$670	$902,078	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$920,347

Gross unrealized appreciation	7,007
Gross unrealized depreciation	(24,606)

Net unrealized depreciation	$(17,599)

SCHEDULE OF INVESTMENTS Ivy Cash Management Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile (1-Month U.S. LIBOR plus 29 bps), 2.720%, 1-13-19 (A)	$15,000	$15,000
Bank of America N.A., 2.430%, 2-12-19	15,000	15,000
Bank of America N.A. (1-Month U.S. LIBOR plus 24 bps), 2.630%, 1-7-19 (A)	25,000	25,000
Bank of Montreal (1-Month U.S. LIBOR plus 25 bps), 2.640%, 1-10-19 (A)	20,000	20,000
Bank of Montreal (Daily Federal Funds Rate plus 55 bps), 2.950%, 1-1-19 (A)	15,000	15,000
Citibank N.A.:
2.730%, 3-21-19	10,000	10,000
2.840%, 4-10-19	10,000	10,000
2.810%, 4-23-19	10,000	10,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 40bps), 2.790%, 1-8-19 (A)	10,000	10,000
U.S. Bank N.A., 2.800%, 5-24-19	10,000	10,000
U.S. Bank N.A. (1-Month U.S. LIBOR plus 16 bps), 2.540%, 1-5-19 (A)	10,000	10,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 25bps), 2.760%, 1-25-19 (A)	25,000	25,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 31 bps), 2.830%, 1-31-19 (A)	15,000	15,000

Total Certificate Of Deposit – 13.6%		190,000
Commercial Paper(B)
Brown-Forman Corp.:
2.460%, 1-11-19	7,000	6,995
2.490%, 1-16-19	11,000	10,988
Canadian Imperial Bank of Commerce, 2.480%, 3-18-19	6,000	5,968
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 2.551%, 1-4-19	25,664	25,659
Coca-Cola Co. (The), 2.370%, 2-15-19	30,000	29,909
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.), 2.880%, 3-19-19	15,000	14,907
Corporacion Andina de Fomento:
2.520%, 1-25-19	10,000	9,983
2.560%, 1-28-19	15,000	14,970
2.680%, 2-4-19	20,000	19,948
2.720%, 2-8-19	10,000	9,971
2.510%, 3-18-19	8,000	7,957
CVS Health Corp., 2.700%, 1-2-19	13,830	13,829
J.M. Smucker Co. (The), 2.750%, 1-2-19	13,832	13,831
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
2.527%, 1-9-19	10,000	9,995
2.270%, 1-11-19	10,000	9,993
2.580%, 1-28-19	7,000	6,986
2.660%, 2-19-19	21,750	21,670
Northern Illinois Gas Co.:
2.853%, 1-2-19	49,170	49,166
2.400%, 1-10-19	10,000	9,993
Rockwell Automation, Inc.:
2.705%, 1-8-19	15,000	14,992
2.610%, 1-10-19	22,110	22,095
Royal Bank of Canada, 2.460%, 3-13-19	20,000	19,902

Sonoco Products Co., 2.700%, 1-2-19	13,830	13,829
Toronto-Dominion Bank:
2.380%, 2-19-19	20,000	19,934
2.590%, 4-10-19	10,645	10,569
3.060%, 10-18-19	10,000	9,758
Wisconsin Electric Power Co., 2.754%, 1-7-19	3,877	3,875
Wisconsin Gas LLC:
2.520%, 1-10-19	10,000	9,993
2.370%, 1-11-19	43,000	42,969

Total Commercial Paper – 33.5%		460,634
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1-7-19 (A)	63,640	63,640

Total Master Note – 4.6%		63,640
Notes
Banco del Estado de Chile (1-Month U.S. LIBOR plus 27 bps), 2.770%, 1-18-19 (A)	15,000	15,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 41 bps), 2.850%, 1-14-19 (A)	25,000	25,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 35 bps), 2.870%, 1-29-19 (A)	8,000	8,000
Bank of America N.A. (1-Month U.S. LIBOR plus 22 bps), 2.680%, 1-12-19 (A)	20,000	20,000
Bank of Montreal (1-Month U.S. LIBOR plus 22 bps), 2.570%, 1-4-19 (A)	10,000	10,000
Bank of Montreal (3-Month U.S. LIBOR plus 13 bps), 2.910%, 3-15-19 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 35 bps), 2.730%, 1-7-19 (A)	10,000	10,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 22 bps), 2.690%, 1-21-19 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 25 bps), 2.630%, 1-8-19 (A)	25,000	25,000
Canadian Imperial Bank of Commerce (1-Month U.S. LIBOR plus 25 bps), 2.710%, 1-17-19 (A)	25,000	25,000
Canadian Imperial Bank of Commerce (1-Month U.S. LIBOR plus 33 bps), 2.760%, 1-13-19 (A)	12,000	12,000
Canadian Imperial Bank of Commerce (1-Month U.S. LIBOR plus 19 bps), 2.650%, 1-20-19 (A)	20,000	20,000
Cooperatieve Rabobank U.A. (1-Month U.S. LIBOR plus 20 bps), 2.660%, 1-16-19 (A)	10,000	10,000
John Deere Capital Corp. (3-Month U.S. LIBOR plus 12 bps), 2.530%, 1-5-19 (A)	10,006	10,007
Royal Bank of Canada (3-Month U.S. LIBOR plus 13 bps), 2.540%, 1-10-19 (A)	10,000	10,000
Toronto-Dominion Bank (3-Month U.S. LIBOR plus 8 bps), 2.870%, 3-21-19 (A)	12,000	12,000

Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 40 bps), 2.860%, 1-15-19 (A)	20,000	20,000

Total Notes – 18.8%		262,007

TOTAL CORPORATE OBLIGATIONS – 70.5%		$976,281
(Cost: $976,281)

MUNICIPAL OBLIGATIONS
Colorado – 0.1%
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 30 bps), 2.500%, 1-7-19 (A)	1,300	1,300

Florida – 0.2%
Miami-Dade Cnty, FL, Seaport Rev Commercial PaperNotes, Ser 2018A-2 (GTD by Bank of America N.A.), 2.750%, 1-10-19	2,619	2,619

Kansas – 0.6%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 1.710%, 1-1-19 (A)	8,080	8,080

Louisiana – 0.9%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 9.7 bps), 1.670%, 1-1-19 (A)	4,800	4,800
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.) (BVAL plus 18 bps), 1.640%, 1-1-19 (A)	7,500	7,500

		12,300

Michigan – 0.1%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 1.670%, 1-1-19 (A)	2,000	2,000

Mississippi – 0.7%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.) (BVAL plus 19 bps), 1.670%, 1-1-19 (A)	9,100	9,100

Missouri – 0.1%
Kansas City, MO, Var Rate Dnd Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps), 2.440%, 1-7-19 (A)	1,800	1,800

New York – 0.7%
Long Island Power Auth, Elec Sys Rev Commercial Paper Notes, Ser 2015-GR4A (GTD by Royal Bank of Canada), 2.350%, 1-2-19	10,000	10,000

Pennsylvania – 0.4%
EPC - Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.) (1-Week U.S. LIBOR plus 10 bps), 2.500%, 1-7-19 (A)	6,195	6,195

South Carolina – 4.7%
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.):
2.690%, 1-10-19	49,441	49,441
2.750%, 1-23-19	16,100	16,100

		65,541

Wyoming – 0.7%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.) (BVAL plus 19 bps), 1.670%, 1-1-19 (A)	10,000	10,000

TOTAL MUNICIPAL OBLIGATIONS – 9.2%		$128,935
(Cost: $128,935)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Treasury Bills – 6.5%
U.S. Treasury Bills:
2.187%, 1-3-19	5,000	4,999
2.000%, 1-10-19	5,000	4,997
2.150%, 1-15-19	6,000	5,995
2.140%, 1-17-19	12,000	11,988
2.330%, 2-5-19	10,000	9,977
2.260%, 2-7-19	14,000	13,967
2.290%, 2-14-19	15,000	14,957
2.340%, 2-28-19	2,000	1,992
2.340%, 3-7-19	10,000	9,957
2.350%, 3-14-19	10,000	9,953

		88,782

United States Government Agency Obligations – 14.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.470%, 1-2-19 (A)	2,809	2,809
2.430%, 1-7-19 (A)	87,712	87,712
2.440%, 1-7-19 (A)	37,959	37,959
2.450%, 1-7-19 (A)	65,078	65,078
2.470%, 1-7-19 (A)	9,527	9,527

		203,085

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 21.2%		$291,867
(Cost: $291,867)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,397,083
(Cost: $1,397,083)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(11,855)

NET ASSETS – 100.0%		$1,385,228

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Rate shown is the yield to maturity at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$976,281	$—
Municipal Obligations	—	128,935	—
United States Government and Government Agency Obligations	—	291,867	—
Total	$—	$1,397,083	$—

The following acronym is used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,397,083

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Alternative Carriers – 1.9%
CommScope Technologies LLC (GTD by CommScope, Inc.), 6.000%, 6–15–25 (A)	$410	$373
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23	290	274
5.750%, 1–15–27 (A)	413	369

		1,016

Broadcasting – 2.3%
AMC Networks, Inc., 5.000%, 4–1–24	250	237
Sirius XM Radio, Inc.:
6.000%, 7–15–24 (A)	390	391
5.000%, 8–1–27 (A)	335	306
Univision Communications, Inc., 5.125%, 2–15–25 (A)	350	307

		1,241

Cable & Satellite – 5.3%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5–1–27 (A)	681	634
5.000%, 2–1–28 (A)	470	433
DISH DBS Corp.:
5.875%, 11–15–24	476	383
7.750%, 7–1–26	575	476
Neptune Finco Corp.:
10.125%, 1–15–23 (A)	400	430
10.875%, 10–15–25 (A)	400	449

		2,805

Integrated Telecommunication Services – 4.4%
CenturyLink, Inc., 7.500%, 4–1–24	280	270
Frontier Communications Corp.:
10.500%, 9–15–22	424	295
11.000%, 9–15–25	832	518
Olympus Merger Sub, Inc., 8.500%, 10–15–25 (A)	300	235
Sprint Corp.:
7.875%, 9–15–23	575	590
7.125%, 6–15–24	394	391

		2,299

Movies & Entertainment – 1.4%
Netflix, Inc.:
4.875%, 4–15–28	580	529
5.875%, 11–15–28 (A)	218	213

		742

Publishing – 0.6%
Meredith Corp., 6.875%, 2–1–26 (A)	300	293

Wireless Telecommunication Service – 1.9%
SBA Communications Corp., 4.875%, 9–1–24	255	240
T-Mobile USA, Inc.:
6.375%, 3–1–25	380	385
6.500%, 1–15–26	380	387

		1,012

Total Communication Services – 17.8%		9,408
Consumer Discretionary

Automobile Manufacturers – 0.6%
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8–15–25 (A)	350	304

Automotive Retail – 0.5%
Allison Transmission, Inc., 5.000%, 10–1–24 (A)	265	254

Casinos & Gaming – 5.2%
CRC Escrow Issuer LLC and CRC Finco, Inc., 5.250%, 10–15–25 (A)	420	361
ESH Hospitality, Inc., 5.250%, 5–1–25 (A)	290	270
Golden Nugget, Inc., 6.750%, 10–15–24 (A)	305	288
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.625%, 5–1–24	210	208
MGM Resorts International, 6.000%, 3–15–23	269	270
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
10.000%, 12–1–22	644	652
5.000%, 10–15–25 (A)	365	326
Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp., 5.500%, 3–1–25 (A)	400	373

		2,748

Consumer Electronics – 0.4%
Spectrum Brands, Inc. (GTD by SB/RH Holdings), 5.750%, 7–15–25	215	204

Hotels, Resorts & Cruise Lines – 0.6%
Hilton Domestic Operating Co., Inc., 5.125%, 5–1–26 (A)	350	336

Internet & Direct Marketing Retail – 0.5%
Argos Merger Sub, Inc., 7.125%, 3–15–23 (A)	430	251

Leisure Facilities – 0.3%
Six Flags Entertainment Corp., 4.875%, 7–31–24 (A)	150	141

Leisure Products – 0.6%
Mattel, Inc., 6.750%, 12–31–25 (A)	360	321

Restaurants – 3.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5–15–24 (A)	411	378
5.000%, 10–15–25 (A)	666	613
Aramark Services, Inc. (GTD by Aramark Corp.), 5.000%, 2–1–28 (A)	210	196
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC:
5.000%, 6–1–24 (A)	350	338
5.250%, 6–1–26 (A)	350	338

		1,863

Specialized Consumer Services – 1.0%
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (A)	563	538

Specialty Stores – 0.9%
Arch Merger Sub, Inc., 8.500%, 9–15–25 (A)	220	199
PetSmart, Inc., 5.875%, 6–1–25 (A)	393	284

		483

Tires & Rubber – 0.6%
Goodyear Tire & Rubber Co. (The), 5.125%, 11–15–23	300	294

Total Consumer Discretionary – 14.7%		7,737
Consumer Staples

Drug Retail – 0.6%
Rite Aid Corp., 6.125%, 4–1–23 (A)	385	304

Food Retail – 1.0%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6–15–24	300	278
5.750%, 3–15–25	275	241

		519

Packaged Foods & Meats – 1.4%
Pilgrim’s Pride Corp., 5.750%, 3–15–25 (A)	200	188
Post Holdings, Inc.:
5.000%, 8–15–26 (A)	364	331
5.750%, 3–1–27 (A)	270	253

		772

Total Consumer Staples – 3.0%		1,595
Energy

Coal & Consumable Fuels – 0.6%
CONSOL Energy, Inc., 5.875%, 4–15–22	324	311

Oil & Gas Drilling – 1.2%
Ensco plc:
7.750%, 2–1–26	250	185
5.750%, 10–1–44	293	164
Transocean, Inc., 9.000%, 7–15–23 (A)	280	279

		628

Oil & Gas Equipment & Services – 0.9%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (A)	210	179
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5–1–24 (A)	350	295

		474

Oil & Gas Exploration & Production – 4.3%
Antero Resources Corp.:
5.375%, 11–1–21	290	280
5.125%, 12–1–22	300	282
California Resources Corp., 8.000%, 12–15–22 (A)	513	347
Chesapeake Energy Corp.:
8.000%, 1–15–25	350	309
8.000%, 6–15–27	227	190
Crownrock L.P., 5.625%, 10–15–25 (A)	310	279
Matador Resources Co., 5.875%, 9–15–26	230	212
Sanchez Energy Corp., 6.125%, 1–15–23	265	48
Southwestern Energy Co., 6.700%, 1–23–25 (B)	67	60
Targa Resources Partners L.P., 5.875%, 4–15–26 (A)	290	282

		2,289

Oil & Gas Refining & Marketing – 0.5%
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5–1–24 (A)	220	98
7.750%, 5–15–26 (A)	200	177

		275

Oil & Gas Storage & Transportation – 3.5%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3–31–25	264	262
5.125%, 6–30–27	380	359
CITGO Holding, Inc., 10.750%, 2–15–20 (A)	394	402
Energy Transfer Equity L.P.:
4.250%, 3–15–23	290	279
5.875%, 1–15–24	265	271
Sunoco GP LLC, Sunoco L.P. and Sunoco Finance Corp., 4.875%, 1–15–23	250	244

		1,817

Total Energy – 11.0%		5,794
Financials

Asset Management & Custody Banks – 0.7%
Blackstone CQP Holdco L.P., 6.500%, 3–20–21 (A)	400	401

Consumer Finance – 2.5%
Ally Financial, Inc., 5.750%, 11–20–25	264	263
Quicken Loans, Inc.:
5.750%, 5–1–25 (A)	360	336
5.250%, 1–15–28 (A)	220	195
Springleaf Finance Corp.:
6.875%, 3–15–25	350	313
7.125%, 3–15–26	250	223

		1,330

Financial Exchanges & Data – 1.3%
Financial & Risk U.S. Holdings, Inc.:
6.250%, 5–15–26 (A)	400	386
8.250%, 11–15–26 (A)	315	288

		674

Other Diversified Financial Services – 1.1%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
5.875%, 2–1–22	325	318
6.250%, 2–1–22	250	247

		565

Property & Casualty Insurance – 0.6%
Hub International Ltd., 7.000%, 5–1–26 (A)	350	318

Specialized Finance – 1.8%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (A)	381	380
7.125%, 6–15–24 (A)	320	326
Navient Corp., 6.500%, 6–15–22	250	233

		939

Total Financials – 8.0%		4,227
Health Care

Health Care Equipment – 0.4%
DJO Finco, Inc. and DJO Finance LLC, 8.125%, 6–15–21 (A)	200	206

Health Care Facilities – 7.3%
Community Health Systems, Inc., 6.250%, 3–31–23	689	626
DaVita HealthCare Partners, Inc.:
5.125%, 7–15–24	250	234
5.000%, 5–1–25	403	366
FWCT-2 Escrow Corp., 6.875%, 2–1–22	560	255
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.375%, 2–1–25	410	400
5.875%, 2–15–26	505	502
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (A)	361	337
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12–1–26 (A)	375	355
Tenet Healthcare Corp., 4.625%, 7–15–24	450	419
THC Escrow Corp. II, 6.750%, 6–15–23	390	366

		3,860

Health Care Services – 0.6%
Envision Healthcare Corp., 8.750%, 10–15–26 (A)	345	298

Health Care Supplies – 1.0%
Ortho-Clinical Diagnostics, 6.625%, 5–15–22 (A)	300	270
WellCare Health Plans, Inc., 5.250%, 4–1–25	270	260

		530

Health Care Technology – 0.9%
Change Healthcare Holdings, Inc., 5.750%, 3–1–25 (A)	270	252
Verscend Holding Corp., 9.750%, 8–15–26 (A)	250	235

		487

Life Sciences Tools & Services – 1.7%
Avantor, Inc.:
6.000%, 10–1–24 (A)	400	393
9.000%, 10–1–25 (A)	490	490

		883

Managed Health Care – 1.5%
Centene Escrow Corp., 5.625%, 2–15–21	335	336
Centene Escrow I Corp., 5.375%, 6–1–26 (A)	470	457

		793

Pharmaceuticals – 3.5%
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc., 6.000%, 2–1–25 (A)	200	143
Endo Ltd., Endo Finance LLC and Endo Finco, Inc., 6.000%, 7–15–23 (A)	400	305
IMS Health, Inc., 5.000%, 10–15–26 (A)	200	191
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (A)	252	241
VRX Escrow Corp.:
5.875%, 5–15–23 (A)	532	492
6.125%, 4–15–25 (A)	555	484

		1,856

Total Health Care – 16.9%		8,913
Industrials

Aerospace & Defense – 2.2%
Bombardier, Inc.:
8.750%, 12–1–21 (A)	270	278
7.500%, 3–15–25 (A)	411	387
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	150	146
6.500%, 7–15–24	340	331

		1,142

Air Freight & Logistics – 0.5%
XPO Logistics, Inc., 6.500%, 6–15–22 (A)	274	272

Building Products – 0.5%
Beacon Escrow Corp., 4.875%, 11–1–25 (A)	300	264

Construction Machinery & Heavy Trucks – 0.4%
Navistar International Corp. (GTD by Navistar, Inc.), 6.625%, 11–1–25 (A)	240	232

Diversified Support Services – 1.1%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
6.500%, 12–15–26	240	236
4.875%, 1–15–28	400	351

		587

Industrial Conglomerates – 0.9%
Griffon Corp., 5.250%, 3–1–22	200	181
Tribune Media Co., 5.875%, 7–15–22	305	306

		487

Security & Alarm Services – 1.2%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (A)	619	638

Trucking – 0.5%
Hertz Corp. (The), 7.625%, 6–1–22 (A)	251	237

Total Industrials – 7.3%		3,859
Information Technology

Application Software – 1.5%
Infor (U.S.), Inc., 6.500%, 5–15–22	330	319
Solera LLC and Solera Finance, Inc., 10.500%, 3–1–24 (A)	425	453

		772

Data Processing & Outsourced Services – 2.2%
Exela Intermediate LLC and Exela Finance, Inc., 10.000%, 7–15–23 (A)	320	306
First Data Corp.:
5.000%, 1–15–24 (A)	400	385
5.750%, 1–15–24 (A)	492	480

		1,171

Technology Hardware, Storage & Peripherals – 0.4%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc., 8.625%, 11–15–24 (A)	295	230

Total Information Technology – 4.1%		2,173
Materials

Aluminum – 1.0%
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (A)	170	160
5.875%, 9–30–26 (A)	416	368

		528

Commodity Chemicals – 0.7%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (A)	215	194
5.250%, 6–1–27 (A)	196	173

		367

Diversified Chemicals – 0.6%
PSPC Escrow Corp., 6.500%, 2–1–22 (A)	305	305

Diversified Metals & Mining – 1.3%
Cliffs Natural Resources, Inc., 5.750%, 3–1–25	261	235
First Quantum Minerals Ltd.:
7.000%, 2–15–21 (A)	280	269
7.500%, 4–1–25 (A)	200	165

		669

Metal & Glass Containers – 2.8%
Ball Corp.:
4.375%, 12–15–20	422	424
5.250%, 7–1–25	420	419
BWAY Holding Co.:
5.500%, 4–15–24 (A)	402	378
7.250%, 4–15–25 (A)	310	278

		1,499

Paper Packaging – 0.6%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7–15–23 (A)	320	305

Total Materials – 7.0%		3,673
Real Estate

Industrial REITs – 0.4%
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.), 5.875%, 4–1–24	200	187

Real Estate Development – 0.4%
Howard Hughs Corp., 5.375%, 3–15–25 (A)	250	235

Specialized REITs – 1.8%
Equinix, Inc.:
5.875%, 1–15–26	141	142
5.375%, 5–15–27	300	293
Iron Mountain, Inc., 4.875%, 9–15–27 (A)	240	209
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC, 8.250%, 10–15–23	335	292

		936

Total Real Estate – 2.6%		1,358
Utilities

Electric Utilities – 3.0%
Calpine Corp.:
5.375%, 1–15–23	300	281
5.750%, 1–15–25	320	293
Dynegy, Inc.:
7.375%, 11–1–22	315	325
7.625%, 11–1–24	356	376
NRG Energy, Inc., 6.625%, 1–15–27	284	286

		1,561

Total Utilities – 3.0%		1,561

TOTAL CORPORATE DEBT SECURITIES – 95.4%		$50,298
(Cost: $54,076)

SHORT-TERM SECURITIES
Master Note – 2.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (C)	1,131	1,131

TOTAL SHORT-TERM SECURITIES – 2.1%		$1,131
(Cost: $1,131)

TOTAL INVESTMENT SECURITIES – 97.5%		$51,429
(Cost: $55,207)

CASH AND OTHER ASSETS, NET OF LIABILITIES (D) – 2.5%		1,328

NET ASSETS – 100.0%		$52,757

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $28,936 or 54.8% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $363 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	140	3-29-19	14,000	$(17,082)	$(396)
U.S. 2-Year Treasury Note	Short	38	4-3-19	7,600	(8,068)	(55)
U.S. 5-Year Treasury Note	Short	239	4-3-19	23,900	(27,410)	(462)
					$(52,560)	$(913)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$50,298	$—
Short-Term Securities	—	1,131	—
Total	$—	$51,429	$—
Liabilities
Futures Contracts	$913	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$55,207

Gross unrealized appreciation	47
Gross unrealized depreciation	(3,825)

Net unrealized depreciation	$(3,778)

SCHEDULE OF INVESTMENTS Ivy ProShares MSCI ACWI Index Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Consumer Discretionary – 0.0%
Aristocrat Leisure Ltd.	1		$23

Consumer Staples – 0.2%
Coles Group Ltd. (A)	3		21
Treasury Wine Estates Ltd.	2		23
Wesfarmers Ltd.	3		57
Woolworths Ltd.	3		60

			161

Energy – 0.1%
Oil Search Ltd.	5		23
Origin Energy Ltd. (A)	5		22
Santos Ltd.	6		22
Woodside Petroleum Ltd.	2		51

			118

Financials – 0.8%
Australia and New Zealand Banking Group Ltd.	7		127
Australian Stock Exchange Ltd.	1		38
Commonwealth Bank of Australia	4		220
Insurance Australia Group Ltd.	7		33
Macquarie Group Ltd.	1		62
National Australia Bank Ltd.	7		113
QBE Insurance Group Ltd.	5		39
Suncorp Group Ltd.	5		42
Westpac Banking Corp.	9		153

			827

Health Care – 0.2%
Cochlear Ltd.	—	*	24
CSL Ltd.	1		154
Sonic Healthcare Ltd.	2		34

			212

Industrials – 0.1%
Brambles Ltd.	5		39
Transurban Group	6		52

			91

Materials – 0.4%
Amcor Ltd.	4		35
BHP Group Ltd.	8		192
BHP Group plc	5		101
Newcrest Mining Ltd.	2		33
South32 Ltd.	15		35

			396

Real Estate – 0.3%
Dexus	4		32
Goodman Group	5		41
GPT Group	8		30
Scentre Group	14		39
Stockland Corp. Ltd.	8		21
Vicinity Centres	16		29

			192

Utilities – 0.1%
AGL Energy Ltd.	2		36
APA Group	7		40

			76

Total Australia – 2.2%			$2,096
Austria

Energy – 0.0%
OMV AG	1		23

Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG	1		41

Materials – 0.0%
voestalpine AG	1		17

Total Austria – 0.0%			$81
Belgium

Consumer Staples – 0.1%
InBev N.V.	2		123

Financials – 0.1%
ageas N.V.	1		36
KBC Group N.V.	1		46

			82

Health Care – 0.0%
UCB S.A./N.V.	1		42

Materials – 0.0%
Solvay S.A.	—	*	37
Umicore S.A.	1		27

			64

Total Belgium – 0.2%			$311
Bermuda

Financials – 0.0%
Arch Capital Group Ltd. (A)	1		38
Everest Re Group Ltd.	—	*	26

			64

Total Bermuda – 0.1%			$64

Brazil

Communication Services – 0.0%
Telefonica Brasil S.A.	2		24

Consumer Discretionary – 0.1%
Lojas Renner S.A.	3		38
MercadoLibre, Inc.	—	*	27

			65

Consumer Staples – 0.1%
Ambev S.A.	13		50

Energy – 0.1%
Petroleo Brasileiro S.A.	22		132
Ultrapar Participacoes S.A.	2		30

			162

Financials – 0.5%
Banco Bradesco S.A.	12		122
Banco do Brasil S.A.	4		44
BB Seguridade Participacoes S.A.	4		26
BM&F Bovespa S.A.	8		58
Itau Unibanco Holdings S.A.	13		121
Itausa Investimentos Itau S.A.	16		50

			421

Industrials – 0.0%
WEG S.A.	5		20

Information Technology – 0.0%
Cielo S.A.	5		11

Materials – 0.1%
Vale S.A.	8		109

Real Estate – 0.1%
Multiplan Empreendimentos Imobiliarios S.A.	7		44

Total Brazil – 1.0%			$906
Canada

Communication Services – 0.3%
Rogers Communications, Inc., Class B	1		59
Shaw Communications, Inc., Class B	2		31
Thomson Reuters Corp.	1		36

			126

Consumer Discretionary – 0.1%
Canadian Tire Corp. Ltd., Class A	—	*	27
Dollarama, Inc.	1		24
lululemon athletica, Inc. (A)	—	*	33
Magna International, Inc.	1		42
Restaurant Brands International, Inc.	1		32

			158

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	1		57
Loblaw Cos. Ltd.	1		34
Metro, Inc.	1		36
Saputo, Inc.	1		27

			154

Energy – 0.5%
Canadian Natural Resources Ltd.	3		81
Cenovus Energy, Inc.	3		20
Enbridge, Inc.	4		136
EnCana Corp.	3		16
Imperial Oil Ltd.	1		20
Inter Pipeline Ltd.	2		29
Keyera Corp.	1		21
Pembina Pipeline Corp.	2		45
Suncor Energy, Inc.	4		111
TransCanada Corp.	2		83

			562

Financials – 1.1%
Bank of Montreal	1		94
Bank of Nova Scotia (The)	3		132
Brookfield Asset Management, Inc., Class A	2		86
Canadian Imperial Bank of Commerce (B)	1		77
Fairfax Financial Holdings Ltd.	—	*	34
Intact Financial Corp.	1		40
Manulife Financial Corp.	5		73
National Bank of Canada (B)	1		27
Onex Corp.	—	*	20
Power Corp. of Canada	1		18
Royal Bank of Canada	3		224
Sun Life Financial, Inc.	2		52
Toronto-Dominion Bank	4		197

			1,074

Industrials – 0.3%
Canadian National Railway Co.	2		148
Canadian Pacific Railway Ltd.	—	*	81

			229

Information Technology – 0.1%
Constellation Software, Inc. (B)	—	*	36
OpenText Corp.	1		29
Shopify, Inc., Class A (A)	—	*	37

			102

Materials – 0.3%
Agnico-Eagle Mines Ltd.	1		31
Barrick Gold Corp.	4		48
First Quantum Minerals Ltd.	2		14
Franco-Nevada Corp.	1		45
Goldcorp, Inc.	3		26
Nutrien Ltd.	2		82
Teck Cominco Ltd.	1		32
Wheaton Precious Metals Corp.	2		33

			311

Real Estate – 0.0%
First Capital Realty, Inc.	2		24

Utilities – 0.1%
Fortis, Inc.	2		52

Total Canada – 2.9%			$2,792
Chile

Consumer Discretionary – 0.1%
Saci Falabella	5		37

Consumer Staples – 0.0%
Cencosud S.A.	15		28

Energy – 0.0%
Empresas Copec S.A.	2		26

Financials – 0.1%
Banco Santander Chile	640		48

Total Chile – 0.2%			$139
China

Communication Services – 0.8%
58.com, Inc. ADR (A)	—	*	18
China Mobile Ltd.	16		152
China Telecom Corp. Ltd.	71		37
China Unicom Ltd.	23		24
NetEase.com, Inc. ADR	—	*	52
SINA Corp. (A)	—	*	15
Tencent Holdings Ltd.	14		561

			859

Consumer Discretionary – 0.5%
Alibaba Group Holding Ltd. ADR (A)	3		385
Ctrip.com International Ltd. (A)	1		28
Geely Automobile Holdings Ltd.	15		26
JD.com, Inc. ADR (A)	2		39
New Oriental Education & Technology Group, Inc. ADR (A)	—	*	20
Shenzhou International Group Holdings Ltd.	3		37
YUM! Brands, Inc.	1		37

			572

Consumer Staples – 0.0%
China Mengniu Dairy Co. Ltd.	10		32

Energy – 0.2%
China Petroleum & Chemical Corp., H Shares	66		47
China Shenhua Energy Co. Ltd., H Shares	11		24
CNOOC Ltd.	54		83
PetroChina Co. Ltd., H Shares	54		34

			188

Financials – 0.7%
Bank of Communications Co. Ltd.	44		35
BOC Hong Kong (Holdings) Ltd., H Shares	214		92
China Cinda Asset Management Co. Ltd., H Shares	85		20
China CITIC Bank Corp. Ltd., H Shares	41		25
China Construction Bank Corp.	234		192
China Life Insurance Co. Ltd., H Shares	22		47
China Merchants Bank Co. Ltd., H Shares	14		50
China Minsheng Banking Corp. Ltd., H Shares	38		26
China Pacific Insurance (Group) Co. Ltd., H Shares	11		36
CITIC Securities Co. Ltd., H Shares	11		19
Haitong Securities Co. Ltd., H Shares	25		24
Industrial and Commercial Bank of China Ltd., H Shares	179		127
PICC Property and Casualty Co. Ltd., H Shares	24		24
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	14		125

			842

Health Care – 0.0%
CSPC Pharmaceutical Group Ltd.	12		17

Industrials – 0.0%
China Communications Construction Co. Ltd., H Shares	24		23

Information Technology – 0.1%
AAC Technologies Holdings, Inc.	2		12
Baidu.com, Inc. ADR (A)	1		108
Sunny Optical Technology (Group) Co. Ltd.	2		15

			135

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	4		22

Real Estate – 0.1%
China Overseas Land & Investment Ltd.	15		52
Country Garden Holdings Co. Ltd.	19		23
Sunac China Holdings Ltd.	7		21

			96

Utilities – 0.0%
CGN Power Co. Ltd., H Shares	140		33
Xinao Gas Holdings Ltd.	3		23

			56

Total China – 2.4%			$2,842
Columbia

Financials – 0.0%
Bancolombia S.A.	3		28

Total Columbia – 0.0%			$28
Denmark

Consumer Discretionary – 0.0%
Pandora Holding A.S.	—	*	11

Consumer Staples – 0.0%
Carlsberg Group	—	*	43

Financials – 0.0%
Danske Bank A.S.	2		37

Health Care – 0.3%
Coloplast A/S, Class B	—	*	40
Genmab A.S. (A)	—	*	33
Novo Nordisk A/S, Class B	4		195
Novozymes A/S, Class B	1		40

			308

Industrials – 0.1%
A.P. Moller – Maersk A/S	—	*	43
DSV A/S	1		41
Vestas Wind Systems A/S	1		47

			131

Materials – 0.1%
Chr. Hansen Holding A/S	—	*	38

Utilities – 0.0%
DONG Energy A/S	1		45

Total Denmark – 0.5%			$613
Finland

Financials – 0.2%
Nordea Bank AB	7		59
Sampo plc, A Shares	1		39

			98

Information Technology – 0.1%
Nokia OYJ	15		86

Materials – 0.1%
Stora Enso Oyj, Class R	1		17
UPM-Kymmene Corp.	1		34

			51

Total Finland – 0.4%			$235
France

Communication Services – 0.2%
Orange S.A.	5		83
Publicis Groupe S.A.	1		37
Vivendi Universal	3		71

			191

Consumer Discretionary – 0.5%
Accor S.A.	1		31
Compagnie Generale des Etablissements Michelin, Class B	—	*	49
Hermes International	—	*	43
LVMH Moet Hennessy – Louis Vuitton	1		199
Peugeot S.A.	2		35
Pinault-Printemps-Redoute S.A.	—	*	94
Renault S.A.	1		37
Sodexo S.A.	—	*	43
Valeo S.A.	1		24

			555

Consumer Staples – 0.4%
Carrefour S.A.	2		38
Danone S.A.	2		111
L’Oreal	1		138
Pernod Ricard S.A.	1		95

			382

Energy – 0.3%
Total S.A.	6		318

Financials – 0.3%
Axa S.A.	5		112
BNP Paribas S.A.	3		127
Credit Agricole Group	3		35
Societe Generale S.A.	2		60

			334

Health Care – 0.4%
EssilorLuxottica S.A.	1		71
Sanofi-Aventis	3		250

			321

Industrials – 0.6%
Airbus SE	1		142
Bouygues S.A.	1		26
Compagnie de Saint-Gobain	1		44
Eiffage S.A.	—	*	25
Getlink SE	3		42
Legrand S.A.	1		46
Safran	1		104
Schneider Electric S.A.	1		99
Teleperformance SE	—	*	40
Thales	—	*	33
Vinci	1		105

			706

Information Technology – 0.2%
Atos S.A.	—	*	23
Cap Gemini S.A.	—	*	43
Dassault Systemes S.A.	—	*	42

			108

Materials – 0.1%
Arkema	—	*	23
L Air Liquide S.A.	1		141

			164

Real Estate – 0.1%
Klepierre	1		27
Unibail-Rodamco-Westfield	—	*	44

			71

Utilities – 0.1%
ENGIE	5		70
Veolia Environnement S.A.	2		38

			108

Total France – 3.2%			$3,258
Germany

Communication Services – 0.2%
Deutsche Telekom AG, Registered Shares	8		141

Consumer Discretionary – 0.3%
adidas AG	—	*	101
Bayerische Motoren Werke AG	1		73
Continental AG	—	*	31
Daimler AG	2		116
Porsche Automobil Holding SE	1		33
TUI AG	1		18

			372

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	38

Financials – 0.5%
Allianz AG, Registered Shares	1		197
Commerzbank AG	3		18
Deutsche Bank AG	5		40
Deutsche Boerse AG	—	*	49
Hannover Ruckversicherungs-Aktiengesellschaft	—	*	23
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	85

			412

Health Care – 0.4%
Bayer AG	2		147
Fresenius Medical Care AG & Co. KGaA	1		41
Fresenius SE & Co. KGaA	1		53
Merck KGaA	—	*	44

			285

Industrials – 0.3%
Brenntag AG	1		24
Deutsche Lufthansa AG	1		20
Deutsche Post AG	3		69
GEA Group Aktiengesellschaft, Bochum	1		17
MTU Aero Engines Holding AG	—	*	36
Siemens AG	2		210
Thyssenkrupp AG	1		17

			393

Information Technology – 0.4%
Infineon Technologies AG	3		56
SAP AG	2		218
Wirecard AG	—	*	52

			326

Materials – 0.2%
BASF Aktiengesellschaft	2		153
Covestro AG	—	*	23
Evonik Industries AG	1		15
HeidelbergCement AG	—	*	21
Symrise AG	—	*	35

			247

Real Estate – 0.2%
Deutsche Wohnen AG	1		41
Vonovia SE	1		54

			95

Utilities – 0.1%
E.ON AG	6		59
RWE Aktiengesellschaft	2		33

			92

Total Germany – 2.6%			$2,401

Hong Kong

Consumer Discretionary – 0.1%
Galaxy Entertainment Group	6		40
Michael Kors Holdings Ltd. (A)	—	*	15
Techtronic Industries Co. Ltd.	5		26

			81

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	5		18
WH Group Ltd.	27		20

			38

Financials – 0.5%
Agricultural Bank of China Ltd., H Shares	76		33
AIA Group Ltd.	32		266
BOC Hong Kong (Holdings) Ltd.	11		42
Hang Seng Bank Ltd.	2		49
Hong Kong Exchanges and Clearing Ltd.	4		104

			494

Health Care – 0.0%
Sino Biopharmaceutical Ltd.	13		9

Industrials – 0.3%
Cheung Kong Infrastructure Holdings Ltd.	5		35
CITIC Pacific Ltd.	26		40
Jardine Matheson Holdings Ltd.	1		44
MTR Corp. Ltd.	7		37
Shanghai Industrial Holdings Ltd.	10		21

			177

Real Estate – 0.5%
Cheung Kong (Holdings) Ltd.	17		141
China Evergrande Group (B)	7		22
China Resources Land Ltd.	10		39
Hang Lung Properties Ltd.	13		24
Henderson Land Development Co. Ltd.	6		31
Hongkong Land Holdings Ltd.	5		31
Hysan Development Co. Ltd.	5		25
Link (The)	7		70
New World Development Co. Ltd.	32		43
Sino Land Co. Ltd.	19		32
Sun Hung Kai Properties Ltd.	5		74
Swire Pacific Ltd., Class A	3		37
Wharf (Holdings) Ltd. (The)	4		25
Wheelock and Co. Ltd.	5		26

			620

Utilities – 0.2%
CLP Holdings Ltd.	5		61
Hong Kong & China Gas Co. Ltd.	37		76
Power Assets Holdings Ltd.	6		43

			180

Total Hong Kong – 1.6%			$1,599
India

Consumer Discretionary – 0.0%
Tata Motors Ltd. ADR (A)	3		38

Energy – 0.2%
Reliance Industries Ltd. GDR (C)	7		209

Financials – 0.1%
ICICI Bank Ltd. ADR	8		84

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	3		109

Industrials – 0.2%
Larsen & Toubro Ltd. GDR (B)	8		157

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	8		74
Wipro Ltd. ADR	22		111

			185

Materials – 0.1%
Vedanta Ltd. ADR	5		54

Total India – 0.9%			$836
Indonesia

Communication Services – 0.1%
PT Telekomunikasi Indonesia Persero Tbk	181		47

Consumer Discretionary – 0.1%
PT Astra International Tbk	69		39

Financials – 0.2%
Bank Central Asia Tbk PT	29		53
PT Bank Mandiri (Persero) Tbk	71		36
PT Bank Rakyat Indonesia	181		46

			135

Total Indonesia – 0.4%			$221
Ireland

Consumer Discretionary – 0.0%
Paddy Power Betfair plc	—	*	21

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	44

Health Care – 0.3%
Medtronic plc	3		271

Information Technology – 0.2%
Accenture plc, Class A	1		175

Materials – 0.1%
CRH plc	2		53
James Hardie Industries plc, Class C	2		18
Smurfit Kappa Group plc	1		17

			88

Total Ireland – 0.7%			$599
Israel

Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR	2		38

Information Technology – 0.0%
NICE Systems Ltd. ADR (A)	—	*	26

Total Israel – 0.0%			$64
Italy

Communication Services – 0.0%
Telecom Italia S.p.A. (A)	45		25

Consumer Discretionary – 0.0%
Ferrari N.V.	—	*	31

Energy – 0.1%
Eni S.p.A.	6		94

Financials – 0.3%
Assicurazioni Generali S.p.A.	3		48
Banca Intesa S.p.A.	38		85
UniCredit S.p.A.	5		56

			189

Industrials – 0.0%
Atlantia S.p.A.	1		24
CNH Industrial N.V.	2		22
Prysmian S.p.A.	1		19

			65

Utilities – 0.2%
ENEL S.p.A.	21		120
Snam S.p.A.	11		48

			168

Total Italy – 0.6%			$572
Japan

Communication Services – 0.5%
KDDI Corp.	5		108
Nintendo Co. Ltd.	—	*	77
Nippon Telegraph and Telephone Corp.	2		69
NTT DoCoMo, Inc.	3		62
SoftBank Group Corp.	2		138

			454

Consumer Discretionary – 1.8%
Bridgestone Corp.	2		62
Denso Corp.	1		56
Fast Retailing Co. Ltd.	—	*	85
Honda Motor Co. Ltd.	4		115
Isuzu Motors Ltd.	3		38
Koito Manufacturing Co. Ltd.	—	*	24
Makita Corp.	1		26
Mazda Motor Corp.	2		21
Nissan Motor Co. Ltd.	5		42
Nitori Co. Ltd.	—	*	26
Oriental Land Co. Ltd.	1		53
Panasonic Corp.	5		48
Ryohin Keikaku Co. Ltd.	—	*	17
Sekisui Chemicals Co. Ltd.	2		26
Sekisui House Ltd.	3		38
Shimano, Inc.	—	*	35
Sony Corp.	3		157
Subaru Corp.	2		34
Suzuki Motor Corp.	1		47
Toyota Industries Corp.	1		25
Toyota Motor Corp.	6		324
Yamaha Corp.	—	*	19

			1,318

Consumer Staples – 0.6%
Aeon Co. Ltd.	2		35
Ajinomoto Co., Inc.	2		35
Asahi Breweries Ltd.	1		40
FamilyMart Co. Ltd.	—	*	39
Japan Tobacco, Inc.	3		69
Kao Corp.	1		88
Kirin Brewery Co. Ltd.	2		44
Meiji Holdings Co. Ltd.	—	*	40
Seven & i Holdings Co. Ltd.	2		79
Shiseido Co. Ltd.	1		55
Suntory Beverage & Food Ltd.	1		24
Unicharm Corp.	1		43
Yakult Honsha Co. Ltd.	—	*	26

			617

Energy – 0.1%
Inpex Corp.	3		25
JXTG Holdings, Inc.	9		48

			73

Financials – 0.8%
Dai-ichi Mutual Life Insurance Co. (The)	3		47
Daiwa Securities Group, Inc.	8		38
Japan Exchange Group, Inc.	1		24
Japan Post Holdings Co. Ltd.	3		36
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	30		147
Mizuho Financial Group, Inc.	61		95
MS&AD Insurance Group Holdings, Inc.	1		38
Nomura Holdings, Inc.	10		38
ORIX Corp.	4		59
Resona Holdings, Inc.	7		32
Sompo Holdings, Inc.	1		32
Sumitomo Mitsui Financial Group, Inc.	3		113
Sumitomo Mitsui Trust Holdings, Inc.	1		39
T&D Holdings, Inc.	2		21
Tokio Marine Holdings, Inc.	2		84

			843

Health Care – 0.7%
Astellas Pharma, Inc.	5		63
Chugai Pharmaceutical Co. Ltd.	1		43
Daiichi Sankyo Co. Ltd.	2		53
Eisai Co. Ltd.	1		56
M3, Inc.	1		17
Olympus Corp.	1		28
Ono Pharmaceutical Co. Ltd.	1		25
Otsuka Holdings Co. Ltd.	1		46
Shionogi & Co. Ltd.	1		50
Sysmex Corp.	—	*	19
Takeda Pharmaceutical Co. Ltd. (B)	2		69
Terumo Corp.	1		51

			520

Industrials – 2.1%
AGC, Inc.	1		20
Canon, Inc.	2		60
Central Japan Railway Co.	—	*	82
Dakin Industries Ltd.	1		76
East Japan Railway Co.	1		77
FANUC Ltd.	1		79
Hankyu Hanshin Holdings, Inc.	1		37
ITOCHU Corp.	3		55
Kajima Corp.	2		26
Keio Corp.	1		45
Kintetsu Group Holdings Co. Ltd.	1		44
Komatsu Ltd.	3		56
Kubota Corp.	3		43
Marubeni Corp.	5		38
MISUMI Group, Inc.	1		20
Mitsubishi Corp.	4		98
Mitsubishi Electric Corp.	5		51
Mitsubishi Heavy Industries Ltd.	1		31
Mitsui & Co. Ltd.	4		61
Nagoya Railroad Co. Ltd.	1		38
Nihon Densan Kabushiki Kaisha	1		61
Odakyu Electric Railway Co. Ltd.	2		41
Recruit Holdings Co. Ltd.	3		68
Secom Co. Ltd.	1		55
Shimizu Corp.	3		24
SMC Corp.	—	*	53
Sumitomo Corp.	3		45
Sumitomo Electric Industries Ltd.	3		42
Taisei Corp.	1		31
Tobu Railway Co. Ltd.	1		36
Tokyo Corp.	2		38
Toshiba Corp. (A)	2		46
TOTO Ltd.	1		18
Toyota Tsusho Corp.	1		21
West Japan Railway Co.	1		41
Yamato Holdings Co. Ltd.	1		25

			1,682

Information Technology – 0.6%
FUJIFILM Holdings Corp.	1		43
Fujitsu Ltd.	1		43
Hitachi Ltd.	2		64
Hoya Corp.	1		57
Keyence Corp.	—	*	127
Kyocera Corp.	1		48
Murata Manufacturing Co. Ltd.	—	*	64
OMRON Corp.	1		23
Renesas Electronics Corp. (A)	2		11
ROHM Co. Ltd.	—	*	18
TDK Corp.	—	*	30
Tokyo Electron Ltd.	—	*	42
YASKAWA Electric Corp.	1		20

			590

Materials – 0.2%
Asahi Kasei Corp.	4		38
JFE Holdings, Inc.	2		26
Kuraray Co. Ltd.	2		33
Mitsubishi Chemical Holdings Corp.	5		38
Nippon Steel & Sumitomo Metal Corp.	2		38
Nissan Chemical Corp.	1		37
Nitto Denko Corp.	—	*	23
Shin-Etsu Chemical Co. Ltd.	1		76
Sumitomo Chemical Co. Ltd.	6		27
Sumitomo Metal Mining Co. Ltd.	1		21
Teijin Ltd.	2		25
Toray Industries, Inc.	5		37

			419

Real Estate – 0.4%
Daito Trust Construction Co. Ltd.	—	*	26
Daiwa House Industry Co. Ltd.	2		55
Japan Real Estate Investment Corp.	—	*	28
Mitsubishi Estate Co. Ltd.	4		56
Mitsui Fudosan Co. Ltd.	2		55
Nippon Building Fund, Inc.	—	*	32
Sumitomo Realty & Development Co. Ltd.	1		43
Tokyu Fudosan Holdings Corp.	4		20

			315

Utilities – 0.0%
Chubu Electric Power Co., Inc.	2	35
Kansai Electric Power Co., Inc.	3	38
Osaka Gas Co. Ltd.	2	29
Tokyo Electric Power Co., Inc. (The) (A)	6	38
Tokyo Gas Co. Ltd.	1	33

		173

Total Japan – 7.8%		$7,004
Luxembourg

Energy – 0.0%
Tenaris S.A.	1	15

Materials – 0.0%
ArcelorMittal	2	35

Total Luxembourg – 0.0%		$50
Macau

Consumer Discretionary – 0.0%
Sands China Ltd.	8	33

Total Macau – 0.0%		$33
Malaysia

Financials – 0.2%
Bumiputra-Commerce Holdings Berhad	30	42
Malayan Banking Berhad	21	49
Public Bank Berhad	12	69

		160

Utilities – 0.1%
Tenaga Nasional Berhad	15	48

Total Malaysia – 0.3%		$208
Mexico

Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	109	77
Grupo Televisa S.A.B. de C.V.	9	22

		99

Consumer Staples – 0.2%
Fomento Economico Mexicano S.A.B. de C.V.	8	70
Wal-Mart de Mexico S.A.B. de C.V.	19	49

		119

Financials – 0.1%
Grupo Financiero Banorte S.A.B. de C.V.	9	46

Materials – 0.0%
Grupo Mexico S.A.B. de C.V.	16	33

Real Estate – 0.0%
Fibra Uno Administracion S.A. de C.V.	26	29

Total Mexico – 0.4%		$326
Netherlands

Communication Services – 0.0%
Koninklijke KPN N.V.	14	42

Consumer Staples – 0.2%
Heineken N.V.	1	57
Koninklijke Ahold Delhaize N.V.	3	85

		142

Energy – 0.7%
Royal Dutch Shell plc, Class A	12	342
Royal Dutch Shell plc, Class B	9	282

		624

Financials – 0.2%
ABN AMRO Group N.V.	1	27
Aegon N.V.	5	24
ING Groep N.V., Certicaaten Van Aandelen	10	103
NN Group N.V.	1	42

		196

Health Care – 0.0%
Qiagen N.V. (A)	1	24

Industrials – 0.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	2	86
Wolters Kluwer N.V.	1	54

		140

Information Technology – 0.3%
ASML Holding N.V., Ordinary Shares	1	161
NXP Semiconductors N.V.	1	59

		220

Materials – 0.2%
Akzo Nobel N.V.	1	49
Royal DSM Heerlen	1	43

		92

Total Netherlands – 1.8%		$1,480
Norway

Communication Services – 0.1%
Telenor ASA	2	44

Consumer Staples – 0.0%
Marine Harvest ASA	1	30

Energy – 0.1%
Equinor ASA	3	56

Financials – 0.0%
DNB ASA	3		42

Industrials – 0.0%
Orkla ASA	3		23

Materials – 0.0%
Yara International ASA	1		24

Total Norway – 0.2%			$219
Peru

Financials – 0.1%
Credicorp Ltd.	—	*	53

Total Peru – 0.1%			$53
Philippines

Real Estate – 0.0%
Ayala Land, Inc.	53		41
SM Prime Holdings, Inc.	52		36

			77

Total Philippines – 0.0%			$77
Poland

Energy – 0.1%
Polski Koncern Naftowy Orlen S.A.	2		44

Financials – 0.2%
Bank Pekao S.A.	1		40
PKO Bank Polski S.A.	4		46
Powszechny Zaklad Ubezpieczen S.A.	4		43

			129

Total Poland – 0.3%			$173
Portugal

Energy – 0.0%
Galp Energia SGPS S.A., Class B	1		23

Utilities – 0.0%
EDP - Energias de Portugal S.A.	11		39

Total Portugal – 0.0%			$62
Russia

Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	3		24

Energy – 0.5%
OAO Novatek GDR	—	*	60
Open Joint Stock Co. Gazprom ADR	14		61
PJSC LUKOIL ADR	2		138
Tatneft PJSC	1		54

			313

Financials – 0.1%
Sberbank of Russia PJSC ADR	11		119

Materials – 0.1%
MMC Norilsk Nickel PJSC ADR	3		50

Total Russia – 0.7%			$506
Singapore

Communication Services – 0.1%
Singapore Telecommunications Ltd.	24		51

Financials – 0.4%
DBS Group Holdings Ltd.	5		89
Oversea-Chinese Banking Corp. Ltd.	9		75
Singapore Exchange Ltd.	10		50
United Overseas Bank Ltd.	4		72

			286

Industrials – 0.0%
Keppel Corp. Ltd.	5		23

Real Estate – 0.2%
Ascendas Real Estate Investment Trust	19		36
CapitaLand Ltd.	19		43
Suntec	30		38
UOL Group Ltd.	5		25

			142

Total Singapore – 0.7%			$502
South Africa

Communication Services – 0.2%
MTN Group Ltd.	4		26
Naspers Ltd., Class N	1		211
Vodacom Group Ltd.	2		20

			257

Consumer Discretionary – 0.0%
Woolworths Holdings Ltd.	5		19

Consumer Staples – 0.0%
Bid Corp. Ltd.	1		20
Shoprite Holdings Ltd.	1		20
Tiger Brands Ltd. (B)	1		16

			56

Financials – 0.2%
Absa Group Ltd.	2		25
FirstRand Ltd.	10		45
Investec plc	3		15
Old Mutual plc	11		17
Remgro Ltd.	2		27
Sanlam Ltd.	7		36
Standard Bank Group Ltd.	4		45

			210

Health Care – 0.0%
Aspen Pharmacare Holdings Ltd.	1		12

Industrials – 0.0%
Bidvest Group Ltd. (The)	1		18

Materials – 0.1%
Mondi plc	1		23
Sasol Ltd.	1		42

			65

Real Estate – 0.0%
Growthpoint Properties Ltd.	12		19
Redefine Properties Ltd.	24		16

			35

Total South Africa – 0.5%			$672
South Korea

Communication Services – 0.0%
Naver Corp. (A)	—	*	10

Consumer Discretionary – 0.2%
Hyundai Mobis (A)	—	*	34
Hyundai Motor Co.	1		57
Kia Motors Corp. (A)	1		38
LG Electronics, Inc.	—	*	17

			146

Consumer Staples – 0.0%
Amorepacific Corp. (A)	—	*	22
Korea Tobacco & Ginseng Corp.	1		46
LG Household & Health Care Ltd. (A)	—	*	36

			104

Energy – 0.0%
SK Energy Co. Ltd.	—	*	37

Financials – 0.3%
Hana Financial Group, Inc.	1		35
KB Financial Group, Inc.	1		53
Samsung Fire & Marine Insurance Co. Ltd. (A)	—	*	44
Samsung Life Insurance Co. Ltd. (A)	—	*	23
Shinhan Financial Group Co. Ltd.	2		54
Woori Finance Holdings Co. Ltd.	2		32

			241

Health Care – 0.0%
Celltrion, Inc. (A)	—	*	43

Industrials – 0.0%
LG Corp. (A)	1		35
Samsung C&T Corp. (A)	—	*	30

			65

Information Technology – 0.6%
LG Display Co. Ltd.	1		19
Samsung Electro-Mechanics Co. Ltd. (A)	—	*	18
Samsung Electronics Co. Ltd.	11		382
Samsung SDI Co. Ltd.	—	*	35
Samsung SDS Co. Ltd. (A)	—	*	22
SK C&C Co. Ltd.	—	*	27
SK hynix, Inc.	1		76

			579

Materials – 0.2%
LG Chem Ltd. (A)	—	*	48
Lotte Chemical Corp. (A)	—	*	18
POSCO	—	*	50

			116

Utilities – 0.0%
Korea Electric Power Corp.	1		35

Total South Korea – 1.3%			$1,376
Spain

Communication Services – 0.1%
Telefonica S.A.	12		104

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	3		70

Energy – 0.1%
Repsol YPF S.A.	3		48

Financials – 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	17		91
Banco de Sabadell S.A.	16		18
Banco Santander S.A.	39		179
Bankinter S.A.	3		23
CaixaBank S.A.	11		39

			350

Health Care – 0.0%
Grifols S.A.	1		31

Industrials – 0.1%
Aena S.A.	—	*	34
Ferrovial S.A.	1		30

			64

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		75

Utilities – 0.3%
Enagas S.A.	2		44
Iberdrola S.A.	15		124
Natural Energy Group S.A.	1		27
Red Electrica Corp. S.A.	2		47

			242

Total Spain – 1.1%			$984
Sweden

Communication Services – 0.0%
TeliaSonera AB	9		42

Consumer Discretionary – 0.0%
Autoliv, Inc. (B)	—	*	15
H & M Hennes & Mauritz AB (B)	3		38

			53

Consumer Staples – 0.0%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2		45
Swedish Match AB	1		31

			76

Financials – 0.4%
Investor AB, B Shares	1		44
Skandinaviska Enskilda Banken AB, Series A	5		45
Svenska Handelsbanken AB, Class A	4		46
Swedbank AB	2		51

			186

Industrials – 0.3%
AB Volvo, Class B	4		50
Alfa Laval AB	1		23
Assa Abloy AB, Class B	2		43
Atlas Copco AB, Class A	3		65
Sandvik AB	3		46

			227

Information Technology – 0.1%
Hexagon AB, Class B	1		27
Telefonaktiebolaget LM Ericsson, B Shares	9		75

			102

Materials – 0.0%
Boliden AB	1		21

Total Sweden – 0.8%			$707
Switzerland

Communication Services – 0.0%
Swisscom AG, Registered Shares	—	*	25

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1		84
Swatch Group Ltd. (The), Bearer Shares	—	*	27

			111

Consumer Staples – 0.6%
Nestle S.A., Registered Shares	7		579

Financials – 0.6%
ACE Ltd.	1		138
Credit Suisse Group AG, Registered Shares	6		71
Julius Baer Group Ltd.	1		19
Partners Group Holding AG	—	*	26
Swiss Life Holding Zurich	—	*	35
Swiss Re Ltd.	1		73
UBS Group AG	9		110
Zurich Financial Services, Registered Shares	—	*	103

			575

Health Care – 1.2%
Givaudan S.A., Registered Shares	—	*	53
Lonza Group Ltd., Registered Shares	—	*	51
Novartis AG, Registered Shares	5		442
Roche Holdings AG, Genusscheine	2		421
Sonova Holding AG	—	*	26

			993

Industrials – 0.4%
ABB Ltd.	5		88
Adecco S.A.	1		27
Ferguson plc	1		54
Geberit AG, Registered	—	*	66
Schindler Holding AG	—	*	21
SGS S.A.	—	*	40

			296

Information Technology – 0.0%
STMicroelectronics N.V.	2		26

Materials – 0.2%
Clariant Ltd., Registered Shares	1		19
Glencore International plc	31		114
LafargeHolcim Ltd.	1		45
Sika AG	—	*	1

			179

Real Estate – 0.0%
Swiss Prime Site AG, Registered	—	*	25

Total Switzerland – 3.1%			$2,809
Taiwan

Communication Services – 0.1%
Chunghwa Telecom Co. Ltd.	13		49

Consumer Staples – 0.1%
Uni-President Enterprises Corp.	19		43

Financials – 0.4%
Cathay Financial Holding Co. Ltd.	30		47
Chailease Holding Co. Ltd.	8		27
China Development Financial Holding Corp.	100		32
Chinatrust Financial Holding Co. Ltd.	68		45
Fubon Financial Holding Co. Ltd.	28		43
Mega Financial Holding Co.	52		44
Yuanta Financial Holdings Co. Ltd.	82		41

			279

Information Technology – 0.7%
Advanced Semiconductor Engineering, Inc.	13		25
Asustek Computer, Inc.	3		18
Delta Electronics, Inc.	10		41
Hon Hai Precision Industry Co. Ltd.	44		101
Largan Precision Co. Ltd.	—	*	31
MediaTek, Inc.	5		35
Taiwan Semiconductor Manufacturing Co. Ltd.	59		431
United Microelectronics Corp.	52		19

			701

Materials – 0.4%
China Steel Corp.	53		42
Formosa Chemicals & Fiber Corp.	12		40
Formosa Plastics Corp.	14		46
Nan Ya Plastics Corp.	18		44
Taiwan Cement Corp.	21		24

			196

Total Taiwan – 1.7%			$1,268
Thailand

Communication Services – 0.0%
Advanced Info Service Public Co. Ltd.	6		30

Consumer Staples – 0.0%
CP ALL plc	17		35

Energy – 0.1%
PTT Public Co. Ltd.	30		42

Financials – 0.0%
Kasikornbank Public Co. Ltd.	7		37
Siam Commercial Bank Public Co. Ltd.	9		36

			73

Industrials – 0.1%
Airports of Thailand Public Co. Ltd.	20		39

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	11		24

Total Thailand – 0.2%			$243
United Kingdom

Communication Services – 0.2%
BT Group plc	25		74
ITV plc	12		19
Pearson plc	3		30
Vodafone Group plc	66		128
WPP Group plc	4		38

			289

Consumer Discretionary – 0.3%
Barratt Developments plc	4		21
Burberry Group plc	1		28
Compass Group plc	4		86
Delphi Automotive plc	1		39
Fiat S.p.A. (A)	2		34
InterContinental Hotels Group plc	1		39
NEXT plc	—	*	22
Persimmon plc	1		21
Taylor Wimpey plc	12		20
Whitbread plc	1		40

			350

Consumer Staples – 1.1%
Associated British Foods plc	1		27
British American Tobacco plc	5		169
Diageo plc	6		212
Imperial Tobacco Group plc	3		81
Reckitt Benckiser Group plc	2		130
Tesco plc	23		56
Unilever N.V., Certicaaten Van Aandelen	4		196
Unilever plc	3		151

			1,022

Energy – 0.3%
BP plc	49		313
FMC Technologies, Inc.	1		25

			338

Financials – 1.1%
3i Group plc	3		27
Aviva plc	9		42
Barclays plc	43		82
HSBC Holdings plc	47		392
Legal & General Group plc	13		39
Lloyds Banking Group plc	177		117
London Stock Exchange Group plc, New Ordinary Shares	1		34
Prudential plc	6		109
Royal Bank of Scotland Group plc (The)	9		24
Standard Chartered plc	7		52
Standard Life Aberdeen plc	6		19
Willis Towers Watson plc	—	*	52

			989

Health Care – 0.5%
AstraZeneca plc	3		230
GlaxoSmithKline plc	12		233
NMC Health plc	1		21
Smith & Nephew plc	2		42

			526

Industrials – 0.4%
Allegion plc	—	*	27
Ashtead Group plc	1		30
BAE Systems plc	8		46
Bunzl plc	1		39
Experian plc	2		58
IHS Markit Ltd. (A)	1		43
Intertek Group plc	1		36
Melrose Industries plc	12		26
RELX plc	4		87
Rolls-Royce Group plc	185		42
Smiths Group plc	2		27
Weir Group plc (The)	1		14

			475

Materials – 0.7%
Anglo American plc	3		61
Croda International plc	1		38
Johnson Matthey plc	1		27
Praxair, Inc.	1		193
Rio Tinto Ltd.	1		48
Rio Tinto plc	3		136

			503

Real Estate – 0.0%
Land Securities Group plc	2		24

Utilities – 0.1%
Centrica plc	20		35
National Grid plc	10		93
SSE plc	3		44
United Utilities Group plc	4		36

			208

Total United Kingdom – 4.7%			$4,724
United States

Communication Services – 5.7%
Activision Blizzard, Inc.	2		84
Alphabet, Inc., Class A (A)	1		728
Alphabet, Inc., Class C (A)	1		762
AT&T, Inc.	17		488
CBS Corp., Class B	1		41
CenturyLink, Inc.	3		41
Charter Communications, Inc., Class A (A)	—	*	112
Comcast Corp., Class A	11		386
Discovery, Inc. (A)	2		36
Electronic Arts, Inc. (A)	1		55
Facebook, Inc., Class A (A)	6		730
IAC/InterActiveCorp (A)	—	*	42
Interpublic Group of Cos., Inc. (The)	1		24
Liberty Global, Inc., Series C (A)	2		38
MetroPCS Communications, Inc. (A)	1		51
Netflix, Inc. (A)	1		271
Omnicom Group, Inc.	1		45
SBA Communications Corp. (A)	—	*	51
Sirius XM Holdings, Inc. (B)	5		26
Take-Two Interactive Software, Inc. (A)	—	*	35
Twenty-First Century Fox, Inc.	1		43
Twenty-First Century Fox, Inc., Class A	2		119
Twitter, Inc. (A)	2		48
Verizon Communications, Inc.	10		540
Viacom, Inc., Class B	1		29
Walt Disney Co. (The)	4		388

			5,213

Consumer Discretionary – 5.4%
Advance Auto Parts, Inc.	—	*	35
Amazon.com, Inc. (A)	1		1,425
AutoZone, Inc. (A)	—	*	73
Best Buy Co., Inc.	1		39
Booking Holdings, Inc. (A)	—	*	193
BorgWarner, Inc.	1		23
CarMax, Inc. (A)	1		33
Carnival Corp.	1		45
Carnival plc	—	*	15
Chipotle Mexican Grill, Inc., Class A (A)	—	*	31
Coach, Inc.	1		24
D.R. Horton, Inc.	1		33
Darden Restaurants, Inc.	—	*	34
Dollar General Corp.	1		76
Dollar Tree, Inc. (A)	1		55
Domino’s Pizza, Inc.	—	*	25
eBay, Inc. (A)	3		71
Expedia, Inc.	—	*	39
Ford Motor Co.	8		59
General Motors Co.	3		102
Genuine Parts Co.	—	*	45
Home Depot, Inc. (The)	3		474
Las Vegas Sands, Inc.	1		49
Lear Corp.	—	*	23
Leggett & Platt, Inc.	1		25
Lennar Corp.	1		30
Limited Brands, Inc.	1		17
LKQ Corp. (A)	1		26
Lowe’s Co., Inc.	2		165
Macy’s, Inc.	1		27
Marriott International, Inc., Class A	1		79
McDonalds Corp.	2		319
MGM Resorts International	2		37

Mohawk Industries, Inc. (A)	—	*	20
Newell Rubbermaid, Inc.	1		26
NIKE, Inc., Class B	3		228
NVR, Inc. (A)	—	*	22
O’Reilly Automotive, Inc. (A)	—	*	84
Phillips-Van Heusen Corp.	—	*	17
Pulte Homes, Inc.	1		21
Ross Stores, Inc.	1		82
Royal Caribbean Cruises Ltd.	—	*	45
Starbucks Corp.	3		202
TAL Education Group ADR (A)	1		23
Target Corp.	1		94
Tesla Motors, Inc. (A)	—	*	111
Tiffany & Co.	—	*	19
TJX Cos., Inc. (The)	1		64
Tractor Supply Co.	—	*	34
Ulta Beauty, Inc. (A)	—	*	37
V.F. Corp.	1		56
Vail Resorts, Inc.	—	*	23
Whirlpool Corp.	—	*	22
Wynn Resorts Ltd.	—	*	22
YUM! Brands, Inc.	1		72

			5,070

Consumer Staples – 4.6%
Altria Group, Inc.	5		223
Archer Daniels Midland Co.	1		48
Brown-Forman Corp., Class B	1		37
Bunge Ltd.	—	*	17
Campbell Soup Co. (B)	1		21
Church & Dwight Co., Inc.	1		49
Clorox Co. (The)	—	*	56
Coca-Cola Co. (The)	9		441
Colgate-Palmolive Co.	2		123
ConAgra Foods, Inc.	1		24
Constellation Brands, Inc.	—	*	60
Costco Wholesale Corp.	1		208
CVS Caremark Corp.	3		167
Estee Lauder Co., Inc. (The), Class A	1		72
General Mills, Inc.	1		58
Hershey Foods Corp.	—	*	46
Hormel Foods Corp. (B)	1		33
Ingredion, Inc.	—	*	23
J.M. Smucker Co. (The)	—	*	33
Kellogg Co.	1		40
Kimberly-Clark Corp.	1		103
Kraft Foods Group, Inc.	1		61
Kroger Co. (The)	2		64
McCormick & Co., Inc.	—	*	51
Molson Coors Brewing Co., Class B	1		34
Mondelez International, Inc., Class A	4		142
Monster Beverage Corp. (A)	1		57
PepsiCo, Inc.	3		364
Philip Morris International, Inc.	4		251
Procter & Gamble Co. (The)	6		532
Sysco Corp.	1		74
Tyson Foods, Inc.	1		34
Walgreen Co.	2		141
Wal-Mart Stores, Inc.	4		328

			4,015

Energy – 2.9%
Anadarko Petroleum Corp.	1		58
Apache Corp.	1		29
Baker Hughes, Inc.	1		22
Cabot Oil & Gas Corp.	1		30
CF Industries Holdings, Inc.	1		31
Cheniere Energy, Inc. (A)	1		31
Chevron Corp.	4		483
Cimarex Energy Co.	—	*	20
Concho Resources, Inc. (A)	—	*	42
ConocoPhillips	3		173
Devon Energy Corp.	1		31
Diamondback Energy, Inc.	—	*	27
EOG Resources, Inc.	1		126
Exxon Mobil Corp.	10		676
Halliburton Co.	2		56
Helmerich & Payne, Inc.	—	*	18
Hess Corp.	1		34
HollyFrontier Corp.	—	*	21
Kinder Morgan, Inc.	5		77
Marathon Oil Corp.	2		36
Marathon Petroleum Corp.	1		65
National Oilwell Varco, Inc.	1		26
Noble Energy, Inc.	1		23
Occidental Petroleum Corp.	2		113
ONEOK, Inc.	1		55
Phillips 66	1		89
Pioneer Natural Resources Co.	—	*	58
Schlumberger Ltd.	3		122
Targa Resources Corp.	1		23
Valero Energy Corp.	1		78
Williams Co., Inc. (The)	2		45

			2,718

Financials – 6.7%
Affiliated Managers Group, Inc.	—	*	19
Aflac, Inc.	2		75
Alleghany Corp.	—	*	41
Allstate Corp. (The)	1		60
Ally Financial, Inc.	1		22
American Capital Agency Corp.	2		36
American Express Co.	2		148
American International Group, Inc.	2		87

Ameriprise Financial, Inc.	—	*	39
Annaly Capital Management, Inc.	3		33
Aon plc	1		83
Arthur J. Gallagher & Co.	1		37
Bank of America Corp.	23		561
Bank of New York Mellon Corp. (The)	2		109
BB&T Corp.	2		81
Berkshire Hathaway, Inc., Class B (A)	3		597
BlackRock, Inc., Class A	—	*	104
Capital One Financial Corp.	1		85
Charles Schwab Corp. (The)	3		118
Chicago Board Options Exchange, Inc.	—	*	35
Cincinnati Financial Corp.	1		42
Citigroup, Inc.	6		314
Citizens Financial Group, Inc.	1		36
CME Group, Inc.	1		142
Comerica, Inc.	—	*	32
Discover Financial Services	1		47
E*TRADE Financial Corp.	1		27
Fidelity National Information Services, Inc.	1		71
Fifth Third Bancorp	2		36
First Republic Bank	—	*	36
FNF Group	1		32
Franklin Resources, Inc.	1		28
Goldman Sachs Group, Inc. (The)	1		138
Hartford Financial Services Group, Inc. (The)	1		37
Huntington Bancshares, Inc.	3		33
Intercontinental Exchange, Inc.	1		93
Invesco Ltd.	1		22
JPMorgan Chase & Co.	8		765
KeyCorp.	3		38
Lincoln National Corp.	1		30
Loews Corp.	1		36
M&T Bank Corp.	—	*	48
Markel Corp. (A)	—	*	39
Marsh & McLennan Cos., Inc.	1		91
MetLife, Inc.	2		85
Moody’s Corp.	—	*	50
Morgan Stanley	3		114
MSCI, Inc., Class A	—	*	37
NASDAQ, Inc.	—	*	22
Northern Trust Corp.	1		45
PNC Financial Services Group, Inc. (The)	1		129
Principal Financial Group, Inc.	1		37
Progressive Corp. (The)	1		82
Prudential Financial, Inc.	1		85
Raymond James Financial, Inc.	—	*	26
Regions Financial Corp.	3		36
S&P Global, Inc.	1		94
State Street Corp.	1		51
SunTrust Banks, Inc.	1		51
SVB Financial Group (A)	—	*	24
Synchrony Financial	2		38
T. Rowe Price Group, Inc.	1		53
TD Ameritrade Holding Corp.	1		31
Travelers Co., Inc. (The)	1		80
U.S. Bancorp	3		156
Unum Group	1		24
Wells Fargo & Co.	11		509
Zions Bancorporation	—	*	20

			6,462

Health Care – 8.0%
Abbott Laboratories	4		285
AbbVie, Inc.	4		365
Abiomed, Inc. (A)	—	*	39
Agilent Technologies, Inc.	1		60
Alexion Pharmaceuticals, Inc. (A)	1		55
Align Technology, Inc. (A)	—	*	39
Allergan plc	1		109
Alnylam Pharmaceuticals, Inc. (A)	—	*	18
AmerisourceBergen Corp.	—	*	35
Amgen, Inc.	2		314
Anthem, Inc.	1		168
Baxter International, Inc.	1		77
Becton Dickinson & Co.	1		145
Biogen, Inc. (A)	1		154
BioMarin Pharmaceutical, Inc. (A)	1		44
Boston Scientific Corp. (A)	3		120
Bristol-Myers Squibb Co.	4		198
Cardinal Health, Inc.	1		42
Celgene Corp. (A)	2		111
Centene Corp. (A)	1		60
Cerner Corp. (A)	1		43
Cigna Corp.	1		124
Cooper Cos., Inc. (The)	—	*	37
Da Vita, Inc. (A)	1		27
Danaher Corp.	1		135
Dentsply Sirona, Inc.	1		27
Edwards Lifesciences Corp. (A)	1		79
Eli Lilly and Co.	2		265
Gilead Sciences, Inc.	3		193
HCA Holdings, Inc.	1		99
Henry Schein, Inc. (A)	1		41
Hologic, Inc. (A)	1		39
Humana, Inc.	—	*	104
IDEXX Laboratories, Inc. (A)	—	*	44
Illumina, Inc. (A)	—	*	113
Incyte Corp. (A)	1		33
Intuitive Surgical, Inc. (A)	—	*	136
Johnson & Johnson	6		807
Laboratory Corp. of America Holdings (A)	—	*	36
McKesson Corp.	1		55
Merck & Co., Inc.	6		483
Mettler-Toledo International, Inc. (A)	—	*	43
Mylan, Inc. (A)	1		38

Nektar Therapeutics (A)	—	*	13
Perrigo Co. Ltd.	—	*	15
Pfizer, Inc.	13		586
Quest Diagnostics, Inc.	—	*	39
Quintiles Transnational Holdings, Inc. (A)	—	*	48
Regeneron Pharmaceuticals, Inc. (A)	—	*	81
ResMed, Inc.	—	*	48
Stryker Corp.	1		116
Teleflex, Inc.	—	*	38
Thermo Fisher Scientific, Inc.	1		203
UnitedHealth Group, Inc.	2		569
Universal Health Services, Inc., Class B	—	*	37
Varian Medical Systems, Inc. (A)	—	*	26
Veeva Systems, Inc., Class A (A)	—	*	35
Vertex Pharmaceuticals, Inc. (A)	1		110
Waters Corp. (A)	—	*	43
Zimmer Holdings, Inc.	—	*	50
Zoetis, Inc.	1		107

			7,603

Industrials – 4.9%
3M Co.	1		277
A. O. Smith Corp.	—	*	20
AMETEK, Inc.	1		39
Arconic, Inc.	1		24
Boeing Co. (The)	1		433
C.H. Robinson Worldwide, Inc.	—	*	33
Caterpillar, Inc.	1		179
Cintas Corp.	—	*	40
Copart, Inc. (A)	1		35
CoStar Group, Inc. (A)	—	*	35
CSX Corp.	2		132
Cummins, Inc.	—	*	53
Deere & Co.	1		115
Dover Corp.	—	*	30
Eaton Corp.	1		70
Emerson Electric Co.	2		91
Equifax, Inc.	—	*	37
Expeditors International of Washington, Inc.	1		38
Fastenal Co.	1		42
FedEx Corp.	1		95
Fluor Corp.	1		17
Fortive Corp.	1		52
Fortune Brands Home & Security, Inc.	1		25
General Dynamics Corp.	1		87
General Electric Co.	22		164
Harris Corp.	—	*	44
HD Supply Holdings, Inc. (A)	1		26
Honeywell International, Inc.	2		219
Huntington Ingalls Industries, Inc.	—	*	23
IDEX Corp.	—	*	38
Illinois Tool Works, Inc.	1		99
Ingersoll-Rand plc	1		51
J.B. Hunt Transport Services, Inc.	—	*	26
Johnson Controls, Inc.	2		71
L3 Technologies, Inc.	—	*	33
Lennox International, Inc.	—	*	37
Lockheed Martin Corp.	1		152
Masco Corp.	1		33
Nielsen Holdings plc	1		24
Norfolk Southern Corp.	1		105
Northrop Grumman Corp.	—	*	97
Old Dominion Freight Line, Inc.	—	*	23
Owens Corning	—	*	16
PACCAR, Inc.	1		51
Parker Hannifin Corp.	—	*	54
Raytheon Co.	1		102
Republic Services, Inc., Class A	1		40
Rockwell Automation, Inc.	—	*	49
Roper Industries, Inc.	—	*	60
Sensata Technologies Holding N.V. (A)	1		27
Spirit AeroSystems Holdings, Inc.	—	*	25
Stanley Black & Decker, Inc.	—	*	46
Textron, Inc.	1		28
TransDigm Group, Inc. (A)	—	*	46
TransUnion	—	*	24
Union Pacific Corp.	2		259
United Parcel Service, Inc., Class B	2		165
United Rentals, Inc. (A)	—	*	26
United Technologies Corp.	2		187
Verisk Analytics, Inc., Class A (A)	—	*	42
W.W. Grainger, Inc.	—	*	38
Waste Connections, Inc.	1		55
Waste Management, Inc.	1		91
Westinghouse Air Brake Technologies Corp.	—	*	24
XPO Logistics, Inc. (A)	—	*	18
Xylem, Inc.	1		37

			4,774

Information Technology – 11.0%
Adobe, Inc. (A)	1		260
Advanced Micro Devices, Inc. (A)	2		43
Akamai Technologies, Inc. (A)	—	*	29
Alliance Data Systems Corp.	—	*	21
Amphenol Corp., Class A	1		60
Analog Devices, Inc.	1		80
ANSYS, Inc. (A)	—	*	37
Apple, Inc.	12		1,847
Applied Materials, Inc.	3		85
Arista Networks, Inc. (A)	—	*	25

Autodesk, Inc. (A)	1		75
Automatic Data Processing, Inc.	1		126
Broadcom Corp., Class A	1		243
Broadridge Financial Solutions, Inc.	—	*	24
Cadence Design Systems, Inc. (A)	1		37
CDW Corp.	—	*	30
Cisco Systems, Inc.	11		490
Citrix Systems, Inc.	—	*	45
Cognizant Technology Solutions Corp., Class A	1		82
Computer Sciences Corp.	1		32
Corning, Inc.	2		65
Dell Technologies, Inc., Class V (A)(B)	1		45
F5 Networks, Inc. (A)	—	*	22
Fiserv, Inc. (A)	1		68
FleetCor Technologies, Inc. (A)	—	*	42
Garter, Inc., Class A (A)	—	*	38
Global Payments, Inc.	—	*	41
GoDaddy, Inc., Class A (A)	—	*	27
Hewlett Packard Enterprise Co.	4		53
Hewlett-Packard Co.	4		80
Intel Corp.	11		513
International Business Machines Corp.	2		241
Intuit, Inc.	1		101
IPG Photonics Corp. (A)	—	*	12
Keysight Technologies, Inc. (A)	1		41
KLA-Tencor Corp.	—	*	38
Lam Research Corp.	—	*	55
Marvell Technology Group Ltd.	1		19
MasterCard, Inc., Class A	2		402
Maxim Integrated Products, Inc.	1		39
Microchip Technology, Inc. (B)	1		43
Micron Technology, Inc. (A)	3		82
Microsoft Corp.	17		1,680
Motorola, Inc.	—	*	48
NetApp, Inc.	1		43
NVIDIA Corp.	1		183
ON Semiconductor Corp. (A)	1		19
Oracle Corp.	7		336
Palo Alto Networks, Inc. (A)	—	*	45
Paychex, Inc.	1		44
PayPal, Inc. (A)	3		232
QUALCOMM, Inc.	3		196
Red Hat, Inc. (A)	—	*	82
RF Micro Devices, Inc. (A)	—	*	23
salesforce.com, Inc. (A)	2		221
Seagate Technology	1		27
ServiceNow, Inc. (A)	—	*	84
Skyworks Solutions, Inc.	—	*	32
Splunk, Inc. (A)	—	*	44
Square, Inc., Class A (A)	1		43
SS&C Technologies Holdings, Inc.	1		25
Symantec Corp.	2		36
Synopsys, Inc. (A)	—	*	35
TE Connectivity Ltd.	1		64
Texas Instruments, Inc.	2		221
Total System Services, Inc.	—	*	35
Trimble Navigation Ltd. (A)	1		27
VeriSign, Inc. (A)	—	*	46
Visa, Inc., Class A	4		526
VMware, Inc., Class A	—	*	31
Western Digital Corp.	1		24
Western Union Co. (The)	1		24
Workday, Inc., Class A (A)	—	*	63
Worldpay, Inc. (A)	1		64
Xilinx, Inc.	1		63

			10,404

Materials – 1.3%
Air Products and Chemicals, Inc.	—	*	79
Albemarle Corp. (B)	—	*	32
Avery Dennison Corp.	—	*	26
Ball Corp.	1		45
Celanese Corp., Series A	—	*	36
Chemours Co. (The)	1		15
Dow Chemical Co. (The)	6		303
Eastman Chemical Co.	—	*	22
Ecolab, Inc.	1		84
FMC Corp.	—	*	34
Freeport-McMoRan Copper & Gold, Inc., Class B	3		33
International Flavors & Fragrances, Inc.	—	*	35
International Paper Co.	1		39
LyondellBasell Industries N.V., Class A	1		62
Martin Marietta Materials, Inc.	—	*	25
Newmont Mining Corp.	1		48
Nucor Corp.	1		45
Packaging Corp. of America	—	*	22
PPG Industries, Inc.	1		64
Sealed Air Corp.	1		21
Sherwin-Williams Co. (The)	—	*	78
Steel Dynamics, Inc.	1		19
Vulcan Materials Co.	—	*	36
WestRock Co.	1		24
Weyerhaeuser Co.	1		33

			1,260

Real Estate – 1.5%
Alexandria Real Estate Equities, Inc.	—	*	27
American Tower Corp., Class A	1		166
AvalonBay Communities, Inc.	—	*	52

Boston Properties, Inc.	—	*	39
Brookfield Property REIT, Inc., Class A	1		9
CB Richard Ellis Group, Inc. (A)	1		31
Crown Castle International Corp.	1		104
Digital Realty Trust, Inc.	—	*	52
Duke Realty Corp.	1		23
Equinix, Inc.	—	*	71
Equity Residential	1		51
Essex Property Trust, Inc.	—	*	44
Federal Realty Investment Trust	—	*	34
HCP, Inc.	1		41
Hilton Worldwide Holdings, Inc.	1		48
Host Hotels & Resorts, Inc.	2		31
Mid-America Apartment Communities, Inc.	—	*	32
ProLogis, Inc.	1		64
Public Storage, Inc.	—	*	58
Realty Income Corp.	1		53
Regency Centers Corp.	—	*	28
Simon Property Group, Inc.	1		116
SL Green Realty Corp.	—	*	19
UDR, Inc.	1		32
Ventas, Inc.	1		52
Vornado Realty Trust	1		33
Welltower, Inc.	1		70

			1,380

Utilities – 1.8%
Ameren Corp.	1		35
American Electric Power Co., Inc.	1		76
American Water Works Co., Inc.	—	*	42
CenterPoint Energy, Inc.	1		39
CMS Energy Corp.	1		35
Consolidated Edison, Inc.	1		49
Dominion Energy, Inc.	2		115
DTE Energy Co.	—	*	41
Duke Energy Corp.	1		122
Edison International	1		48
Entergy Corp.	—	*	31
Eversource Energy	1		51
Exelon Corp.	2		89
FirstEnergy Corp.	1		48
NextEra Energy, Inc.	1		172
PG&E Corp. (A)	1		33
PPL Corp.	2		51
Public Service Enterprise Group, Inc.	1		53
Sempra Energy	1		58
Southern Co. (The)	2		101
WEC Energy Group, Inc.	1		44
Xcel Energy, Inc.	1		52

			1,385

Total United States – 53.8%		$50,284

TOTAL COMMON STOCKS – 99.3%		$93,417
(Cost: $98,782)

PREFERRED STOCKS
Germany

Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	1	87

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	1	76

Total Germany – 0.2%		$163
South Korea

Information Technology – 0.1%
Samsung Electronics Co. Ltd.	2	58

Total South Korea – 0.1%		$58

TOTAL PREFERRED STOCKS – 0.3%		$221
(Cost: $251)

SHORT-TERM SECURITIES	Principal
Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.400%, (D)(E)	$451	451

TOTAL SHORT-TERM SECURITIES – 0.5%		$451
(Cost: $451)

TOTAL INVESTMENT SECURITIES – 100.1%		$94,089
(Cost: $99,484)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(136)

NET ASSETS – 100.0%		$93,953

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $591 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $209 or 0.2% of net assets.

(D)	Rate shown is the annualized 7-day yield at December 31, 2018.

(E)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$5,547	$2,599	$—
Consumer Discretionary	5,877	3,296	—
Consumer Staples	4,309	3,622	—
Energy	3,443	2,588	—
Financials	8,092	8,357	—
Health Care	8,021	3,343	—
Industrials	5,073	4,745	—
Information Technology	11,059	2,792	—
Materials	1,901	2,677	—
Real Estate	1,433	1,736	—
Utilities	1,437	1,470	—
Total Common Stocks	$56,192	$37,225	$—
Preferred Stocks	—	221	—
Short-Term Securities	451	—	—
Total	$56,643	$37,446	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$99,484

Gross unrealized appreciation	4,855
Gross unrealized depreciation	(10,250)

Net unrealized depreciation	$(5,395)

SCHEDULE OF INVESTMENTS Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Publishing – 1.6%
Meredith Corp.	39	$2,023

Total Communication Services – 1.6%		2,023
Consumer Discretionary

Homefurnishing Retail – 1.6%
Aaron Rents, Inc.	49	2,062

Leisure Facilities – 1.8%
International Speedway Corp., Class A	51	2,225

Total Consumer Discretionary – 3.4%		4,287
Consumer Staples

Food Distributors – 1.7%
Andersons, Inc. (The)	70	2,082

Packaged Foods & Meats – 6.4%
Calavo Growers, Inc.	23	1,703
J&J Snack Foods Corp. (A)	14	2,027
Lancaster Colony Corp.	12	2,163
Tootsie Roll Industries, Inc. (A)	63	2,108

		8,001

Tobacco – 2.9%
Universal Corp.	34	1,861
Vector Group Ltd. (A)	186	1,807

		3,668

Total Consumer Staples – 11.0%		13,751
Financials

Life & Health Insurance – 1.6%
American Equity Investment Life Holding Co.	70	1,958

Property & Casualty Insurance – 1.6%
RLI Corp.	30	2,048

Regional Banks – 13.4%
BancFirst Corp.	41	2,038
Bank of Marin Bancorp	55	2,262
Community Bank System, Inc.	35	2,028
First of Long Island Corp. (The)	109	2,184
Southside Bancshares, Inc.	67	2,129
Tompkins Financial Corp.	28	2,133
UMB Financial Corp.	34	2,053
United Bankshares, Inc.	63	1,975

		16,802

Total Financials – 16.6%		20,808
Health Care

Health Care Distributors – 1.6%
Owens & Minor, Inc.	309	1,958

Health Care Facilities – 1.7%
National HealthCare Corp.	27	2,086

Health Care Services – 1.4%
Ensign Group, Inc. (The)	47	1,831

Health Care Supplies – 1.6%
Atrion Corp.	3	2,046

Total Health Care – 6.3%		7,921
Industrials

Agricultural & Farm Machinery – 1.7%
Lindsay Corp. (A)	22	2,132

Commercial Printing – 1.8%
Brady Corp., Class A	52	2,263

Diversified Support Services – 5.0%
Healthcare Services Group, Inc. (A)	52	2,076
Matthews International Corp.	52	2,130
McGrath RentCorp	41	2,126

		6,332

Environmental & Facilities Services – 2.0%
ABM Industries, Inc.	76	2,452

Industrial Machinery – 5.1%
Franklin Electric Co., Inc.	53	2,262
Gorman-Rupp Co. (The)	68	2,203
Hillenbrand, Inc.	53	2,003

		6,468

Office Services & Supplies – 1.6%
MSA Safety, Inc.	22	2,043

Trading Companies & Distributors – 1.6%
GATX Corp.	28	1,973

Total Industrials – 18.8%		23,663
Information Technology

Data Processing & Outsourced Services – 1.7%
Cass Information Systems, Inc.	40	2,113

Electronic Equipment & Instruments – 1.5%
Badger Meter, Inc.	40	1,971

Total Information Technology – 3.2%		4,084
Materials

Diversified Metals & Mining – 1.5%
Compass Minerals International, Inc.	45	1,875

Specialty Chemicals – 6.7%
H.B. Fuller Co.	52	2,204
Quaker Chemical Corp. (A)	11	2,034
Sensient Technologies Corp.	36	2,004
Stepan Co.	29	2,124

		8,366

Total Materials – 8.2%		10,241
Real Estate

Health Care REITs – 3.1%
National Health Investors, Inc.	27	2,022
Universal Health Realty Income Trust	31	1,872

		3,894

Retail REITs – 3.0%
Tanger Factory Outlet Centers, Inc.	88	1,787
Urstadt Biddle Properties, Inc., Class A	103	1,978

		3,765

Total Real Estate – 6.1%		7,659
Utilities

Electric Utilities – 3.2%
ALLETE, Inc.	27	2,025
Portland General Electric Co.	43	1,981

		4,006

Gas Utilities – 9.5%
Chesapeake Utilities Corp.	24	1,965
New Jersey Resources Corp.	43	1,978
Northwest Natural Gas Co.	32	1,943
South Jersey Industries, Inc.	70	1,937
Southwest Gas Corp.	27	2,040
Spire, Inc.	27	2,007

		11,870

Independent Power Producers & Energy Traders – 1.6%
Black Hills Corp.	32	2,007

Multi-Utilities – 3.2%
Avista Corp.	49	2,084
NorthWestern Corp.	33	1,991

		4,075

Water Utilities – 7.0%
California Water Service Group	47	2,235
Connecticut Water Service, Inc.	32	2,135
Middlesex Water Co.	41	2,191
SJW Corp.	40	2,209

		8,770

Total Utilities – 24.5%		30,728

TOTAL COMMON STOCKS – 99.7%		$125,165
(Cost: $128,747)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (B)	$387	387

Money Market Funds – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.400%, (C)(D)	2,516	2,516

TOTAL SHORT-TERM SECURITIES – 2.3%		$2,903
(Cost: $2,903)

TOTAL INVESTMENT SECURITIES – 102.0%		$128,068
(Cost: $131,650)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.0)%		(2,531)

NET ASSETS – 100.0%		$125,537

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $5,439 are on loan.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$125,165	$—	$—
Short-Term Securities	2,516	387	—
Total	$127,681	$387	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$131,650

Gross unrealized appreciation	6,319
Gross unrealized depreciation	(9,901)

Net unrealized depreciation	$(3,582)

SCHEDULE OF INVESTMENTS Ivy ProShares S&P 500 Bond Index Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Broadcasting – 1.3%
Discovery Communications LLC, 3.950%, 3–20–28	$200	$185
Discovery Communications, Inc., 5.200%, 9–20–47	200	185
NBCUniversal Media LLC, 4.375%, 4–1–21	560	574

		944

Cable & Satellite – 2.9%
21st Century Fox America, Inc., 6.650%, 11–15–37	100	132
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
5.150%, 3–1–20	50	51
3.000%, 2–1–24	450	439
3.375%, 8–15–25	100	97
3.950%, 10–15–25	100	101
3.150%, 3–1–26	300	287
3.550%, 5–1–28	100	97
4.150%, 10–15–28	100	102
4.250%, 1–15–33	300	298
4.000%, 3–1–48	100	91
Time Warner, Inc. (GTD by Historic TW, Inc.):
3.800%, 2–15–27	200	188
4.850%, 7–15–45	105	94
Viacom, Inc.:
6.875%, 4–30–36	100	107
5.850%, 9–1–43	100	98

		2,182

Integrated Telecommunication Services – 7.4%
AT&T, Inc.:
3.200%, 3–1–22	300	296
4.450%, 4–1–24	510	518
4.250%, 3–1–27	255	250
4.500%, 5–15–35	290	261
4.300%, 12–15–42	150	128
4.350%, 6–15–45	300	254
5.450%, 3–1–47	250	244
4.500%, 3–9–48	382	329
4.550%, 3–9–49	300	259
Verizon Communications, Inc.:
5.150%, 9–15–23	272	290
3.500%, 11–1–24	450	445
3.376%, 2–15–25	150	145
2.625%, 8–15–26	150	136
4.125%, 3–16–27	510	511
5.250%, 3–16–37	626	653
4.862%, 8–21–46	447	440
5.500%, 3–16–47	395	420

		5,579

Total Communication Services – 11.6%		8,705
Consumer Discretionary

Automobile Manufacturers – 1.9%
Ford Motor Co.:
4.346%, 12–8–26	550	491
4.750%, 1–15–43	200	155
5.291%, 12–8–46	150	123
General Motors Co.:
4.875%, 10–2–23	531	532
5.200%, 4–1–45	200	166

		1,467

General Merchandise Stores – 0.2%
Dollar Tree, Inc., 3.700%, 5–15–23	150	147

Home Improvement Retail – 1.0%
Home Depot, Inc. (The):
5.875%, 12–16–36	300	360
3.900%, 6–15–47	245	231
Lowe’s Co., Inc., 3.700%, 4–15–46	183	150

		741

Housewares & Specialties – 0.4%
Newell Rubbermaid, Inc., 3.850%, 4–1–23	300	295

Internet & Direct Marketing Retail – 0.8%
Amazon.com, Inc.:
2.800%, 8–22–24	400	389
3.875%, 8–22–37	250	243

		632

Restaurants – 1.2%
McDonalds Corp.:
2.625%, 1–15–22	300	293
4.450%, 9–1–48	200	191
Starbucks Corp.:
3.800%, 8–15–25	200	198
4.000%, 11–15–28	200	197

		879

Total Consumer Discretionary – 5.5%		4,161
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co., 4.200%, 7–15–46	107	89

Drug Retail – 3.5%
CVS Caremark Corp., 3.875%, 7–20–25	150	146
CVS Health Corp.:
2.800%, 7–20–20	200	198
3.350%, 3–9–21	500	498
2.125%, 6–1–21	386	374
3.500%, 7–20–22	150	149
4.100%, 3–25–25	660	654
4.300%, 3–25–28	430	421
5.050%, 3–25–48	200	195

		2,635

Food Retail – 0.1%
Kroger Co. (The), 4.450%, 2–1–47 (A)	100	88

Hypermarkets & Super Centers – 1.4%
Wal-Mart Stores, Inc.:
1.900%, 12–15–20	100	98
2.550%, 4–11–23	377	368
3.625%, 12–15–47	100	93
Walmart, Inc.:
3.400%, 6–26–23	250	252
3.950%, 6–28–38	250	248

		1,059

Packaged Foods & Meats – 1.7%
Campbell Soup Co., 3.950%, 3–15–25	240	230
General Mills, Inc., 3.700%, 10–17–23	290	288
Kraft Heinz Foods Co.:
3.500%, 6–6–22	150	149
3.950%, 7–15–25	150	145
3.000%, 6–1–26	120	107
4.375%, 6–1–46	320	264
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 3.550%, 6–2–27	100	93

		1,276

Soft Drinks – 0.6%
PepsiCo, Inc.:
3.000%, 10–15–27	200	192
4.450%, 4–14–46	250	262

		454

Tobacco – 1.0%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
2.850%, 8–9–22	200	192
3.875%, 9–16–46	300	229
Philip Morris International, Inc., 6.375%, 5–16–38	250	290

		711

Total Consumer Staples – 8.4%		6,312
Energy

Integrated Oil & Gas – 1.1%
Chevron Corp.:
1.961%, 3–3–20	100	99
2.355%, 12–5–22	200	194
2.954%, 5–16–26	340	327
Phillips 66 (GTD by Phillips 66 Co.), 4.875%, 11–15–44	250	244

		864

Oil & Gas Equipment & Services – 1.1%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 4.080%, 12–15–47	450	371
Halliburton Co.:
3.500%, 8–1–23	120	119
5.000%, 11–15–45	250	248
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 3.650%, 12–1–23	100	100

		838

Oil & Gas Exploration & Production – 1.7%
Apache Corp., 4.375%, 10–15–28	200	187
Cimarex Energy Co., 3.900%, 5–15–27	150	139
Exxon Mobil Corp.:
3.043%, 3–1–26	280	273
4.114%, 3–1–46	375	382
Noble Energy, Inc., 5.050%, 11–15–44	100	86
Occidental Petroleum Corp., 4.200%, 3–15–48	195	187

		1,254

Oil & Gas Storage & Transportation – 1.7%
Kinder Morgan, Inc.:
4.300%, 6–1–25	253	252
5.550%, 6–1–45	200	198
MPLX L.P.:
4.000%, 3–15–28	180	169
4.500%, 4–15–38	285	249
4.700%, 4–15–48	140	122
Williams Co., Inc. (The), 4.550%, 6–24–24	100	101
Williams Partners L.P., 4.300%, 3–4–24	160	159

		1,250

Total Energy – 5.6%		4,206

Financials

Asset Management & Custody Banks – 0.1%
State Street Corp., 2.550%, 8–18–20	100	99

Consumer Finance – 4.7%
American Express Co., 3.400%, 2–27–23	250	248
American Express Credit Corp.:
2.200%, 3–3–20	190	188
2.375%, 5–26–20	460	455
3.300%, 5–3–27	204	199
Capital One Financial Corp.:
3.200%, 1–30–23	300	292
3.750%, 7–28–26	643	589
Discover Bank, 3.100%, 6–4–20	250	248
Ford Motor Credit Co. LLC, 3.815%, 11–2–27 (A)	500	422
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7–13–20	331	327
3.150%, 6–30–22	300	286
4.350%, 1–17–27	160	147
Synchrony Financial, 3.950%, 12–1–27	150	126

		3,527

Diversified Banks – 8.3%
Bank of America Corp.:
2.151%, 11–9–20 (A)	161	158
4.200%, 8–26–24	252	250
3.950%, 4–21–25	105	102
4.450%, 3–3–26	150	149
4.250%, 10–22–26	251	244
3.248%, 10–21–27	705	652
4.183%, 11–25–27	805	774
Bank of New York Mellon Corp. (The), 2.200%, 8–16–23	400	380
BB&T Corp., 3.700%, 6–5–25	250	249
U.S. Bancorp, 3.150%, 4–27–27	390	374
Wells Fargo & Co.:
2.600%, 7–22–20	116	115
2.550%, 12–7–20	205	202
2.500%, 3–4–21	260	256
3.500%, 3–8–22	246	245
3.069%, 1–24–23	152	148
3.000%, 2–19–25	110	104
4.100%, 6–3–26	150	146
3.000%, 10–23–26	310	287
4.300%, 7–22–27	220	216
5.606%, 1–15–44	178	193
3.900%, 5–1–45	208	191
4.400%, 6–14–46	255	236
4.750%, 12–7–46	375	362
Wells Fargo Bank N.A., 3.550%, 8–14–23	250	249

		6,282

Investment Banking & Brokerage – 8.6%
Goldman Sachs Group, Inc. (The):
2.300%, 12–13–19	334	331
5.375%, 3–15–20	150	153
2.600%, 4–23–20	150	149
2.750%, 9–15–20	250	247
2.625%, 4–25–21	150	146
2.350%, 11–15–21	200	193
5.750%, 1–24–22	150	157
3.000%, 4–26–22	500	484
3.200%, 2–23–23	340	330
4.250%, 10–21–25	150	144
3.500%, 11–16–26	150	139
3.850%, 1–26–27	255	240
6.750%, 10–1–37	300	339
5.150%, 5–22–45	200	186
4.750%, 10–21–45	211	201
Morgan Stanley:
2.650%, 1–27–20	550	546
2.800%, 6–16–20	550	546
2.500%, 4–21–21	150	147
2.625%, 11–17–21	170	166
2.750%, 5–19–22	245	238
4.100%, 5–22–23	264	265
4.000%, 7–23–25	200	198
3.875%, 1–27–26	203	198
4.350%, 9–8–26	282	274
3.950%, 4–23–27	190	179
4.375%, 1–22–47	250	237

		6,433

Life & Health Insurance – 0.3%
Brighthouse Financial, Inc., 4.700%, 6–22–47	260	194

Multi-Line Insurance – 0.5%
American International Group, Inc.:
4.200%, 4–1–28	100	97
4.750%, 4–1–48	330	302

		399

Other Diversified Financial Services – 7.0%
Citigroup, Inc.:
2.450%, 1–10–20	300	297
2.400%, 2–18–20	775	768
2.650%, 10–26–20	105	104
2.700%, 3–30–21	100	98
2.900%, 12–8–21	610	600
3.200%, 10–21–26	250	231
JPMorgan Chase & Co.:
2.250%, 1–23–20	413	409
4.250%, 10–15–20	185	188
2.550%, 3–1–21	200	197
2.295%, 8–15–21	200	195
4.350%, 8–15–21	150	154

3.250%, 9–23–22	300	298
2.972%, 1–15–23	510	497
2.700%, 5–18–23	230	221
3.875%, 9–10–24	150	148
2.950%, 10–1–26	405	374
4.125%, 12–15–26	140	137
3.625%, 12–1–27	155	144
4.950%, 6–1–45	215	219

		5,279

Property & Casualty Insurance – 0.8%
Berkshire Hathaway, Inc., 2.750%, 3–15–23	322	316
Chubb INA Holdings, Inc., 3.350%, 5–3–26	290	284

		600

Regional Banks – 1.1%
Fifth Third Bancorp, 2.875%, 7–27–20	200	199
KeyCorp, 4.100%, 4–30–28	150	150
PNC Bank N.A.:
2.000%, 5–19–20	250	246
3.500%, 6–8–23	250	250

		845

Total Financials – 31.4%		23,658
Health Care

Biotechnology – 2.4%
Amgen, Inc.:
2.650%, 5–11–22	100	98
3.625%, 5–22–24	150	150
4.400%, 5–1–45	190	178
4.663%, 6–15–51	150	141
Biogen, Inc.:
2.900%, 9–15–20	110	109
5.200%, 9–15–45	150	154
Gilead Sciences, Inc.:
2.550%, 9–1–20	708	702
4.150%, 3–1–47	301	278

		1,810

Health Care Services – 0.2%
Cardinal Health, Inc., 2.616%, 6–15–22	120	116

Health Care Supplies – 2.0%
Abbott Laboratories:
2.900%, 11–30–21	230	228
3.750%, 11–30–26	88	87
4.900%, 11–30–46	340	357
Express Scripts Holding Co., 3.400%, 3–1–27	140	130
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
2.500%, 3–15–20	350	348
4.375%, 3–15–35	100	103
4.625%, 3–15–45	225	236

		1,489

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc., 4.100%, 8–15–47	100	93

Managed Health Care – 1.4%
Aetna, Inc., 2.800%, 6–15–23	253	241
Anthem, Inc., 3.650%, 12–1–27	240	229
UnitedHealth Group, Inc.:
3.500%, 6–15–23	235	237
3.750%, 7–15–25	200	203
4.750%, 7–15–45	100	106

		1,016

Pharmaceuticals – 6.2%
AbbVie, Inc.:
2.300%, 5–14–21	659	643
2.900%, 11–6–22	295	287
3.600%, 5–14–25	150	144
4.500%, 5–14–35	150	139
4.450%, 5–14–46	282	247
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.):
3.000%, 3–12–20	200	199
3.450%, 3–15–22	175	172
3.800%, 3–15–25	100	98
4.850%, 6–15–44	190	180
Allergan Funding SCS (GTD by Warner Chilcott Ltd., Allergan Capital S.a.r.l. and Allergan Finance LLC), 4.550%, 3–15–35	175	166
Celgene Corp.:
2.875%, 8–15–20	305	303
5.000%, 8–15–45	100	92
Johnson & Johnson:
3.400%, 1–15–38	135	126
3.500%, 1–15–48	250	229
Merck & Co., Inc.:
2.800%, 5–18–23	270	267
2.750%, 2–10–25	145	140
Mylan N.V.:
3.950%, 6–15–26	150	137
5.250%, 6–15–46	150	126
Pfizer, Inc.:
3.000%, 9–15–21	300	302
4.125%, 12–15–46	100	101
Walgreens Boots Alliance, Inc., 3.450%, 6–1–26	450	423
Wyeth LLC, 5.950%, 4–1–37	150	181

		4,702

Total Health Care – 12.3%		9,226

Industrials

Aerospace & Defense – 2.2%
Lockheed Martin Corp.:
2.500%, 11–23–20	100	99
3.550%, 1–15–26	230	228
Northrop Grumman Corp.:
2.080%, 10–15–20	190	186
4.030%, 10–15–47	180	164
United Technologies Corp.:
3.950%, 8–16–25	460	457
4.500%, 6–1–42	301	284
4.625%, 11–16–48	235	227

		1,645

Air Freight & Logistics – 0.3%
United Parcel Service, Inc., 2.500%, 4–1–23	200	194

Industrial Conglomerates – 2.0%
GE Capital International Funding Co., 4.418%, 11–15–35	200	168
General Electric Capital Corp.:
2.342%, 11–15–20	200	193
5.875%, 1–14–38	400	383
General Electric Co.:
2.700%, 10–9–22	405	376
4.500%, 3–11–44	312	255
Honeywell International, Inc., 1.850%, 11–1–21	150	145

		1,520

Railroads – 1.0%
Burlington Northern Santa Fe LLC, 4.050%, 6–15–48	250	242
Union Pacific Corp.:
4.375%, 9–10–38	250	247
4.500%, 9–10–48	250	247

		736

Total Industrials – 5.5%		4,095
Information Technology

Application Software – 0.4%
NVIDIA Corp., 2.200%, 9–16–21	150	146
salesforce.com, Inc., 3.250%, 4–11–23	150	151

		297

Communications Equipment – 0.7%
Cisco Systems, Inc.:
4.450%, 1–15–20	394	400
5.900%, 2–15–39	100	124

		524

Data Processing & Outsourced Services – 0.8%
Visa, Inc.:
2.200%, 12–14–20	300	297
4.300%, 12–14–45	313	325

		622

IT Consulting & Other Services – 1.1%
IBM Credit LLC, 2.650%, 2–5–21	300	297
International Business Machines Corp.:
2.500%, 1–27–22	300	292
3.625%, 2–12–24	235	234

		823

Semiconductor Equipment – 0.1%
Applied Materials, Inc., 4.350%, 4–1–47	100	98

Semiconductors – 3.0%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1–15–22	500	481
3.875%, 1–15–27	200	179
Intel Corp.:
2.450%, 7–29–20	380	378
2.875%, 5–11–24	200	195
4.100%, 5–19–46	100	98
QUALCOMM, Inc.:
2.600%, 1–30–23	330	318
3.250%, 5–20–27	210	196
4.800%, 5–20–45	200	191
Texas Instruments, Inc., 4.150%, 5–15–48	250	250

		2,286

Systems Software – 6.0%
Microsoft Corp.:
1.850%, 2–6–20	262	260
2.875%, 2–6–24	350	347
3.125%, 11–3–25	185	183
2.400%, 8–8–26	280	262
3.300%, 2–6–27	250	248
4.100%, 2–6–37	250	257
3.700%, 8–8–46	600	578
4.000%, 2–12–55	150	147

Oracle Corp.:
2.500%, 5–15–22	300	294
2.500%, 10–15–22	350	341
2.400%, 9–15–23	642	616
2.950%, 11–15–24	150	146
2.650%, 7–15–26	530	491
3.800%, 11–15–37	250	234
4.000%, 11–15–47	100	93

		4,497

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.:
2.850%, 5–6–21	222	222
3.000%, 2–9–24	360	356
2.850%, 5–11–24	300	293
3.250%, 2–23–26	150	147
3.350%, 2–9–27	348	340
3.200%, 5–11–27	200	193
3.850%, 5–4–43	150	143
3.450%, 2–9–45	350	310
4.650%, 2–23–46	370	393
3.750%, 11–13–47	300	278
Hewlett Packard Enterprise Co.:
3.600%, 10–15–20 (B)	150	150
6.350%, 10–15–45 (B)	250	234

		3,059

Total Information Technology – 16.2%		12,206
Materials

Paper Packaging – 0.3%
International Paper Co., 3.000%, 2–15–27	200	182

Specialty Chemicals – 0.3%
LYB International Finance II B.V., 3.500%, 3–2–27	100	91
Sherwin-Williams Co. (The), 4.500%, 6–1–47	182	165

		256

Total Materials – 0.6%		438
Utilities

Electric Utilities – 0.8%
Duke Energy Corp., 3.750%, 9–1–46	150	130
Southern California Edison Co., 4.125%, 3–1–48	100	95
Southern Co. (The):
2.350%, 7–1–21	300	292
4.400%, 7–1–46	100	92

		609

Multi-Utilities – 0.6%
Pacific Gas and Electric Co., 6.050%, 3–1–34	360	334
Sempra Energy, 3.400%, 2–1–28	150	137

		471

Total Utilities – 1.4%		1,080

TOTAL CORPORATE DEBT SECURITIES – 98.5%		$74,087
(Cost: $77,393)

SHORT-TERM SECURITIES
Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (C)	379	379

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.400%, (D)(E)	2	2

TOTAL SHORT-TERM SECURITIES – 0.5%		$381
(Cost: $381)

TOTAL INVESTMENT SECURITIES – 99.0%		$74,468
(Cost: $77,774)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		784

NET ASSETS – 100.0%		$75,252

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $198 are on loan.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$74,087	$—
Short-Term Securities	2	379	—
Total	$2	$74,466	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$77,774

Gross unrealized appreciation	48
Gross unrealized depreciation	(3,354)

Net unrealized depreciation	$(3,306)

SCHEDULE OF INVESTMENTS Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.8%
AT&T, Inc.	219	$6,251

Total Communication Services – 1.8%		6,251
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.8%
V.F. Corp.	86	6,145

Distributors – 1.9%
Genuine Parts Co.	67	6,414

General Merchandise Stores – 1.5%
Target Corp.	81	5,342

Home Furnishings – 1.8%
Leggett & Platt, Inc.	177	6,339

Home Improvement Retail – 1.8%
Lowe’s Co., Inc.	69	6,363

Restaurants – 1.9%
McDonalds Corp.	37	6,658

Total Consumer Discretionary – 10.7%		37,261
Consumer Staples

Agricultural Products – 1.6%
Archer Daniels Midland Co.	139	5,706

Distillers & Vintners – 2.0%
Brown-Forman Corp., Class B	144	6,852

Drug Retail – 1.8%
Walgreen Co.	90	6,124

Food Distributors – 3.6%
McCormick & Co., Inc.	47	6,554
Sysco Corp.	92	5,789

		12,343

Household Products – 5.7%
Clorox Co. (The)	43	6,701
Colgate-Palmolive Co.	103	6,123
Procter & Gamble Co. (The)	74	6,833

		19,657

Hypermarkets & Super Centers – 1.8%
Wal-Mart Stores, Inc.	68	6,349

Packaged Foods & Meats – 1.9%
Hormel Foods Corp.	159	6,772

Personal Products – 2.1%
Kimberly-Clark Corp.	63	7,202

Soft Drinks – 3.8%
Coca-Cola Co. (The)	142	6,738
PepsiCo, Inc.	59	6,504

		13,242

Total Consumer Staples – 24.3%		84,247
Energy

Integrated Oil & Gas – 1.9%
Chevron Corp.	60	6,565

Oil & Gas Exploration & Production – 1.7%
Exxon Mobil Corp.	86	5,842

Total Energy – 3.6%		12,407

Financials

Asset Management & Custody Banks – 3.9%
Franklin Resources, Inc.	235	6,962
T. Rowe Price Group, Inc.	71	6,540

		13,502

Financial Exchanges & Data – 1.8%
S&P Global, Inc.	37	6,356

Life & Health Insurance – 2.0%
Aflac, Inc.	156	7,095

Property & Casualty Insurance – 2.1%
Cincinnati Financial Corp.	93	7,212

Total Financials – 9.8%		34,165

Health Care

Health Care Equipment – 3.8%
Becton Dickinson & Co.	29	6,590
Medtronic plc	73	6,613

		13,203

Health Care Services – 1.7%
Cardinal Health, Inc.	134	5,980

Health Care Supplies – 2.1%
Abbott Laboratories	99	7,186

Pharmaceuticals – 4.0%
AbbVie, Inc.	84	7,720
Johnson & Johnson	48	6,243

		13,963

Total Health Care – 11.6%		40,332
Industrials

Aerospace & Defense – 1.7%
General Dynamics Corp.	38	6,035

Building Products – 1.9%
A. O. Smith Corp.	150	6,405

Diversified Support Services – 1.9%
Cintas Corp.	39	6,635

Electrical Components & Equipment – 3.7%
Emerson Electric Co.	101	6,020
Roper Industries, Inc.	25	6,728

		12,748

Industrial Conglomerates – 2.0%
3M Co.	36	6,866

Industrial Machinery – 7.6%
Dover Corp.	82	5,835
Illinois Tool Works, Inc.	55	7,031
Pentair, Inc.	175	6,594
Stanley Black & Decker, Inc.	59	7,042

		26,502

Trading Companies & Distributors – 2.0%
W.W. Grainger, Inc.	24	6,906

Total Industrials – 20.8%		72,097
Information Technology

Data Processing & Outsourced Services – 1.8%
Automatic Data Processing, Inc.	48	6,335

Total Information Technology – 1.8%		6,335
Materials

Industrial Gases – 3.9%
Air Products and Chemicals, Inc.	45	7,148
Praxair, Inc.	41	6,436

		13,584

Specialty Chemicals – 5.8%
Ecolab, Inc.	45	6,636
PPG Industries, Inc.	68	6,953
Sherwin-Williams Co. (The)	17	6,745

		20,334

Steel – 1.8%
Nucor Corp.	119	6,190

Total Materials – 11.5%		40,108
Real Estate

Retail REITs – 1.9%
Federal Realty Investment Trust	55	6,487

Total Real Estate – 1.9%		6,487
Utilities

Multi-Utilities – 1.9%
Consolidated Edison, Inc.	85	6,500

Total Utilities – 1.9%		6,500

TOTAL COMMON STOCKS – 99.7%		$346,190
(Cost: $347,089)

TOTAL INVESTMENT SECURITIES – 99.7%		$346,190
(Cost: $347,089)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		943

NET ASSETS – 100.0%		$347,133

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$346,190	$—	$—
Total	$346,190	$—	$—

The following acronyms are used throughout this schedule:

REIT= Real Estate Investment Trusts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$347,089

Gross unrealized appreciation	20,164
Gross unrealized depreciation	(21,063)

Net unrealized depreciation	$(899)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds (Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 27, 2019

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2019